As filed with the Securities and Exchange Commission on September 8, 2015
File Nos. 333-183945 and 811-22747
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 49
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 51

ALPS SERIES TRUST
(Exact name of Registrant as Specified in Charter)

1290 Broadway, Suite 1100
Denver, Colorado 80203
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number: (303) 623-2577

JoEllen Legg, Esq., Secretary
ALPS Series Trust
1290 Broadway, Suite 1100
Denver, Colorado 80203
 (Name and Address of Agent for Service)

With copies to:
Peter H. Schwartz, Esq.
Davis Graham & Stubbs LLP
1550 17th Street, Suite 500
Denver, CO 80202

It is proposed that this filing will become effective: (check appropriate box)
[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

September 8, 2015

CLARKSTON PARTNERS FUND
Founders Class CFSMX; Institutional Class CISMX

CLARKSTON FUND
Institutional Class CILGX

As with all mutual funds, neither the Securities and Exchange Commission (“SEC”) nor the Commodity Futures Trading Commission (“CFTC”) has approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

FUND SUMMARY	1
Clarkston Partners Fund (the “Fund”)	1
Clarkston Fund (the “Fund”)	6
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES	11
MORE ON EACH FUND’S INVESTMENTS AND RELATED RISKS	14
DISCLOSURE OF PORTFOLIO HOLDINGS	18
MANAGEMENT	18
THE PORTFOLIO MANAGERS	19
ADMINISTRATOR, DISTRIBUTOR AND TRANSFER AGENT OF THE FUND	19
BUYING AND REDEEMING SHARES	20
SHARE TRANSACTIONS	24
DIVIDENDS AND DISTRIBUTIONS	27
TAXES	28
FINANCIAL HIGHLIGHTS	31
PRIVACY POLICY	32
ADDITIONAL INFORMATION ABOUT THE FUND	35

FUND SUMMARY
Clarkston Partners Fund (the “Fund”)

Investment Objective
The Fund’s investment objective is to achieve long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
	Founders Class	Institutional Class
Maximum sales charge (Load) imposed on purchases (as a percentage of offering price)	None	None

Maximum deferred sales charge (Load)	None	None

Redemption Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Founders Class	Institutional Class
Management Fees	0.80%	0.80%
Distribution and Service (12b-1) Fees	None	None
Other Expenses(1)	0.26%	0.41%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses	1.09%	1.24%
Fee Waiver and Expense Reimbursement(2)	(0.21)%	(0.21)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.88%	1.03%

(1)	“Other Expenses” are based on estimated amounts for the Fund’s first fiscal year.
(2)	Clarkston Capital Partners, LLC (the “Adviser”) has contractually agreed to limit the amount of the Fund’s Total Annual Fund Operating Expenses, exclusive of shareholder service fees, brokerage expenses, interest expenses, acquired fund fees and expenses, taxes and extraordinary expenses, to an annual rate of 0.85% of the Fund’s average daily net assets for each of the Founders Class shares and the Institutional Class shares. This agreement is in effect through January 31, 2017. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that the Fund’s expenses in later periods fall below the annual rate set forth above. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expenses were deferred. The Adviser may not discontinue this waiver without the approval of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The example takes into consideration the agreement by the Adviser to waive fees and reimburse expenses for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Founders Class	$90	$317
Institutional Class	$105	$363

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  Because the Fund is newly organized, portfolio turnover is not available.

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund invests primarily in equity securities of U.S. small and medium market capitalization companies. The Fund’s investments in equity securities may include common stock, preferred stock and convertible securities.

As a non-principal investment strategy, the Fund also may invest in exchange traded funds as well as American Depository Receipts, which are receipts that represent interests in foreign securities held on deposit by U.S. banks.

As of the date of this Prospectus, the Adviser considers small and medium market capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations below that of the largest company based on market capitalization in the Russell 2500® Index. Because small and medium market capitalization companies are defined by reference to an index, the market capitalization of the companies in which the fund invests may vary with market conditions. As of July 31, 2015, the market capitalization of the largest company based on market capitalization in the Russell 2500® Index was $16.476 billion.

The Fund seeks to achieve superior long-term investment returns while minimizing volatility and risk.  To accomplish this goal, the Fund invests in companies believed to be of high quality and believed to be undervalued relative to their future growth potential.  Clarkston Capital Partners, LLC (the “Adviser”) refers to this investment philosophy as Quality Value.

The Fund defines high quality companies as those that meet certain financial, business and management criteria, which may vary over time. These criteria include favorable profitability metrics, sustainable competitive advantages and capable management teams.

The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, and generally invests in 25-35 companies.

Principal Risks of the Fund

As with any mutual fund, there are risks to investing.  There is no guarantee that the Fund will meet its investment objective.  The following is a description of the principal risks of the Fund, which may adversely affect its net asset value and total return.  There are other circumstances (including additional risks that are not described herein) which could prevent the Fund from achieving its investment objective.

Equity Securities Risk. The Fund will invest in equity securities.  Equity securities (which generally include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and similar securities) are generally volatile and more risky than some other forms of investment.  Equity securities of companies with relatively small market capitalizations may be more volatile than the securities of larger, more established companies.

Market Risk.  The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.  The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

New Adviser Risk.  The Adviser has a limited history of managing mutual funds for investors to evaluate.

New Fund Risk.  There is no performance history for investors of the Fund to evaluate, as the Fund is newly formed.

Non-Diversification Risk.  The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Cap and Mid-Cap Company Risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earnings results, business prospects, investor expectations or poor economic or market conditions.

It is possible to lose money on an investment in the Fund.  Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Performance Information

As of the date of this Prospectus, the Fund has not yet commenced operations.  When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark selected for the Fund.  Updated performance information is available on the Fund’s website at www.clarkstonfunds.com or by calling 1-844-680-6562.

Investment Adviser

Clarkston Capital Partners, LLC is the investment adviser to the Fund.

Portfolio Managers

Jeffrey A. Hakala, CFA, CPA, Chief Investment Officer, has been a portfolio manager for the Fund since its inception.

Gerald W. Hakala, CFA, Director of Research, has been a portfolio manager for the Fund since its inception.

Jeremy J. Modell, Portfolio Manager, has been a portfolio manager for the Fund since its inception.

Purchase and Sale of Fund Shares

The Fund offers investors two classes of shares: Founders Class and Institutional Class. Founders class shares are offered on a limited basis and are available only to clients of institutions with managed account programs that have been approved by the Adviser, subject to an aggregate minimum of $100 million. The Institutional Class shares are subject to a $25,000 minimum with no minimum subsequent investment.  Investors generally may meet the minimum investment amount by aggregating multiple accounts within the Fund if desired and if allowed by the relevant intermediary.  The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part if, in the Adviser’s or the Fund’s opinion, the investor has adequate intent and availability of assets to reach a future level of investment in the Fund that is equal to or greater than the minimum. Investors may establish an Automatic Investment Plan (AIP) account or a Systematic Withdrawal Plan (SWP) account; there are no subsequent investment minimums for investments in AIP or SWP accounts.

Purchases and redemptions of Founders Class and Institutional Class shares may be made on any day the New York Stock Exchange is open for trading. Purchases and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms, unless the investment is held directly with the Fund’s transfer agent.  You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund.

Tax Information

For U.S. federal income tax purposes, the Fund’s distributions are taxable and will be taxed as ordinary income or capital gains or, in some cases qualified dividend income subject to tax at maximum federal rates applicable to long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account or 529 college savings plan.  Such tax-deferred arrangements may be subject to U.S. federal income tax upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY

Clarkston Fund (the “Fund”)

Investment Objective

The Fund’s investment objective is to achieve long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Institutional Class
Maximum sales charge (Load) imposed on purchases (as a percentage of offering price)	None

Maximum deferred sales charge (Load)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional Class
Management Fees	0.50%
Distribution and Service (12b-1) Fees	None
Other Expenses(1)	0.85%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.37%
Fee Waiver and Expense Reimbursement(2)	(0.65)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.72%

(1)	“Other Expenses” are based on estimated amounts for the Fund’s first fiscal year.
(2)	Clarkston Capital Partners, LLC (the “Adviser”) has contractually agreed to limit the amount of the Fund’s Total Annual Fund Operating Expenses, exclusive of brokerage expenses, interest expenses, acquired fund fees and expenses, taxes and extraordinary expenses, to an annual rate of 0.70% of the Fund’s average daily net assets for the Institutional Class shares. This agreement is in effect through January 31, 2017. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that the Fund’s expenses in later periods fall below the annual rate set forth above. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expenses were deferred. The Adviser may not discontinue this waiver without the approval of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The example takes into consideration the agreement by the Adviser to waive fees and reimburse expenses for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Institutional Class	$74	$341

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  Because the Fund is newly organized, portfolio turnover is not available.

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund invests primarily in equity securities of U.S. large market capitalization companies. The Fund’s investments in equity securities may include common stock, preferred stock and convertible securities.

As a non-principal investment strategy, the Fund also may invest in exchange traded funds as well as American Depository Receipts, which are receipts that represent interests in foreign securities held on deposit by U.S. banks.

The Adviser considers large market capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations above that of the smallest company based on market capitalization in the S&P500® Index. Because large market capitalization companies are defined by reference to an index, the market capitalization of the companies in which the fund invests may vary with market conditions. As of July 31, 2015, the market capitalization of the smallest company based on market capitalization in the S&P500® Index was $2.574 billion.

The Fund seeks to achieve superior long-term investment returns while minimizing volatility and risk.  To accomplish this goal, the Fund invests in companies believed to be of high quality and believed to be undervalued relative to their future growth potential.  Clarkston Capital Partners, LLC (the “Adviser”) refers to this investment philosophy as Quality Value.

The Fund defines high quality companies as those that meet certain financial, business and management criteria, which may vary over time. These criteria include favorable profitability metrics, sustainable competitive advantages and capable management teams.

The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, and generally invests in 25-35 companies.

Principal Risks of the Fund

As with any mutual fund, there are risks to investing.  There is no guarantee that the Fund will meet its investment objective.  The following is a description of the principal risks of the Fund, which may adversely affect its net asset value and total return.  There are other circumstances (including additional risks that are not described herein) which could prevent the Fund from achieving its investment objective.

Equity Securities Risk. The Fund will invest in equity securities.  Equity securities (which generally include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and similar securities) are generally volatile and more risky than some other forms of investment.  Equity securities of companies with relatively small market capitalizations may be more volatile than the securities of larger, more established companies.

Large-Capitalization Company Risk.  Large-capitalization companies may go in and out of favor based on market and economic conditions. Large companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although the securities of larger companies may be less volatile than those of companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.

Market Risk.  The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.  The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

New Adviser Risk.  The Adviser has a limited history of managing mutual funds for investors to evaluate.

New Fund Risk.  There is no performance history for investors of the Fund to evaluate, as the Fund is newly formed.

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

It is possible to lose money on an investment in the Fund.  Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Performance Information

As of the date of this Prospectus, the Fund has not yet commenced operations.  When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark selected for the Fund.  Updated performance information is available on the Fund’s website at www.clarkstonfunds.com or by calling 1-844-680-6562.

Investment Adviser

Clarkston Capital Partners, LLC is the investment adviser to the Fund.

Portfolio Managers

Jeffrey A. Hakala, CFA, CPA, Chief Investment Officer, has been a portfolio manager for the Fund since its inception.

Gerald W. Hakala, CFA, has been a portfolio manager for the Fund since its inception.

Jeremy J. Modell, has been a portfolio manager for the Fund since its inception.

Purchase and Sale of Fund Shares

The Fund offers investors one class of shares, the Institutional Class. The Institutional Class shares are subject to a $10,000 minimum with no minimum subsequent investment. Investors generally may meet the minimum investment amount by aggregating multiple accounts within the Fund if desired and if allowed by the relevant intermediary.  The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part if, in the Adviser’s or the Fund’s opinion, the investor has adequate intent and availability of assets to reach a future level of investment in the Fund that is equal to or greater than the minimum. Investors may establish an Automatic Investment Plan (AIP) account or a Systematic Withdrawal Plan (SWP) account; there are no subsequent investment minimums for investments in AIP or SWP accounts.

Purchases and redemptions of the Institutional Class shares may be made on any day the New York Stock Exchange is open for trading. Purchases and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms, unless the investment is held directly with the Fund’s transfer agent.  You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund.

Tax Information

For U.S. federal income tax purposes, the Fund’s distributions are taxable and will be taxed as ordinary income or capital gains or, in some cases qualified dividend income subject to tax at maximum federal rates applicable to long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account or 529 college savings plan.  Such tax-deferred arrangements may be subject to U.S. federal income tax upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

INVESTMENT OBJECTIVE AND
 PRINCIPAL INVESTMENT STRATEGIES

This section describes each of the Clarkston Partners Fund and the Clarkston Fund (collectively, the “Funds”) investment objectives and principal investment strategies.  See “MORE ON EACH FUND’S INVESTMENTS AND RELATED RISKS” in this Prospectus and the Statement of Additional Information for more information about the Funds’ investments and the risks of investing.

What is each Fund’s Investment Objective?

The Clarkston Partners Fund’s primary investment objective is long-term capital appreciation.

The Clarkston Fund’s primary investment objective is long-term capital appreciation.

While there is no assurance that the Funds will achieve their investment objectives, the Funds endeavor to do so by following the strategies and policies described in this Prospectus.

The Board of Trustees (the “Board”) may change a Fund’s name, investment objectives or principal investment strategies without a shareholder vote.  The Fund will notify you in writing at least sixty (60) days before making any such change.  If there is a material change to a Fund’s investment objectives or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you.

What are Each Fund’s Principal Investment Strategies?

Clarkston Partners Fund

Under normal circumstances, the Fund invests primarily in equity securities of U.S. small and medium market capitalization companies. The Fund’s investments in equity securities may include common stock, preferred stock and convertible securities.

As a non-principal investment strategy, the Fund also may invest in exchange traded funds as well as American Depository Receipts, which are receipts that represent interests in foreign securities held on deposit by U.S. banks.

As of the date of this Prospectus, the Adviser considers small and medium market capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations below that of the largest company based on market capitalization in the Russell 2500® Index. Because small and medium market capitalization companies are defined by reference to an index, the market capitalization of the companies in which the fund invests may vary with market conditions. As of July 31, 2015, the market capitalization of the largest company based on market capitalization in the Russell 2500® Index was $16.476 billion.

The Fund intends to achieve superior long-term portfolio returns while minimizing the risk of permanent impairment of capital by investing in high quality companies that are attractively priced in the market.  Clarkston Capital Partners, LLC (the “Adviser”) refers to this approach as Quality/Value investing.

The quality component of a company is understood through an analysis in three key areas: 1) financial strength and efficiency, 2) the competitive landscape in which the business operates, and 3) the acumen and integrity of the management team.

Financial Quality is illustrated by strong balance sheets and effective use of capital.  These companies generate consistently high cash returns on operating assets, employ leverage skillfully, and present financial results clearly and reliably through time.

Business Quality is evaluated through analysis of several qualitative and quantitative factors focused around the extent and sustainability of a company’s competitive advantages, the risk of disruption from new technologies or changing factors in the business environment, and the company’s relationships with its buyers and suppliers and its dominance over peers.

Management Quality is a function of the competency of current management teams and the result of past decisions affecting allocation of capital and utilization of residual income.  Management teams must display an understanding of competitive advantage drivers and allocate capital in a manner that preserves and enhances shareholder value with a focus on long-term strategy and success.

An internally developed metric is used to measure the results of a history of high quality business operations.  Cash Returns on Net Operating Assets (CRONOA) adjusts for specifics of the individual company to better understand how reinvestment in the operations will translate to free cash flow growth.  Current free cash flow yield (cash earnings relative to market capitalization), combined with this understanding of potential free cash flow growth, is used to determine our estimate of the company’s value as a going concern.  If the company appears to be trading in the market at significantly less than our estimate of its value, we consider entering a position.

The Fund seeks to identify high-quality companies and enter into positions when they are trading at a discount to internally calculated value.  This approach provides a margin of safety and mitigates the risk of permanent impairment of capital while the inherent quality of the company provides the opportunity for long-term capital appreciation through the increasing market value of a successful business capable of compounding its reinvested earnings.

The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, and generally invests in 25-35 companies.

Clarkston Fund

Under normal circumstances, the Fund invests primarily in equity securities of U.S. large market capitalization companies. The Fund’s investments in equity securities may include common stock, preferred stock and convertible securities.

As a non-principal investment strategy, the Fund also may invest in exchange traded funds as well as American Depository Receipts, which are receipts that represent interests in foreign securities held on deposit by U.S. banks.

The Adviser considers large market capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations above that of the smallest company based on market capitalization in the S&P500® Index. Because large market capitalization companies are defined by reference to an index, the market capitalization of the companies in which the fund invests may vary with market conditions. As of July 31, 2015, the market capitalization of the smallest company based on market capitalization in the S&P500® Index was $2.574 billion.

The Fund intends to achieve superior long-term portfolio returns while minimizing the risk of permanent impairment of capital by investing in high quality companies that are attractively priced in the market.  Clarkston Capital Partners, LLC (the “Adviser”) refers to this approach as Quality/Value investing.

The quality component of a company is understood through an analysis in three key areas: 1) financial strength and efficiency, 2) the competitive landscape in which the business operates, and 3) the acumen and integrity of the management team.

Financial Quality is illustrated by strong balance sheets and effective use of capital.  These companies generate consistently high cash returns on operating assets, employ leverage skillfully, and present financial results clearly and reliably through time.

Business Quality is evaluated through analysis of several qualitative and quantitative factors focused around the extent and sustainability of a company’s competitive advantages, the risk of disruption from new technologies or changing factors in the business environment, and the company’s relationships with its buyers and suppliers and its dominance over peers.

Management Quality is a function of the competency of current management teams and the result of past decisions affecting allocation of capital and utilization of residual income.  Management teams must display an understanding of competitive advantage drivers and allocate capital in a manner that preserves and enhances shareholder value with a focus on long-term strategy and success.

An internally developed metric is used to measure the results of a history of high quality business operations.  Cash Returns on Net Operating Assets (CRONOA) adjusts for specifics of the individual company to better understand how reinvestment in the operations will translate to free cash flow growth.  Current free cash flow yield (cash earnings relative to market capitalization), combined with this understanding of potential free cash flow growth, is used to determine our estimate of the company’s value as a going concern.  If the company appears to be trading in the market at significantly less than our estimate of its value, we consider entering a position.

The Fund seeks to identify high-quality companies and enter into positions when they are trading at a discount to internally calculated value.  This approach provides a margin of safety and mitigates the risk of permanent impairment of capital while the inherent quality of the company provides the opportunity for long-term capital appreciation through the increasing market value of a successful business capable of compounding its reinvested earnings.

The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, and generally invests in 25-35 companies.

MORE ON EACH FUND’S INVESTMENTS AND RELATED RISKS

Each Fund’s investment objective and principal investment strategies are described above under “INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES.”  This section provides additional information about each Fund’s investment strategies and certain portfolio management techniques each Fund may use, as well as the principal and other risks that may affect each Fund’s portfolio.  Additional information about some of these investments and portfolio management techniques and their associated risks is included in the Funds’ Statement of Additional Information (“SAI”), which is available without charge upon request (see back cover).

What are the Principal Risks of Investing in the Funds?

Equity Securities Risk. Each Fund will invest in equity securities.  Equity securities (which generally include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and similar securities) are generally volatile and more risky than some other forms of investment.  Equity securities of companies with relatively small market capitalizations may be more volatile than the securities of larger, more established companies and the broad equity market indices generally.  This risk of loss is further elevated because the Funds may target businesses that may be experiencing or recently experienced financial distress, or may be in, entering, or emerging from, bankruptcy proceedings.  Common stock and other equity securities may take the form of stock in corporations, partnership interests, interests in limited liability companies and other direct or indirect interests in business organizations.

Large-Capitalization Company Risk.  The Clarkston Fund is expected to target large-capitalization companies. Large-capitalization companies may go in and out of favor based on market and economic conditions. Large companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although the securities of larger companies may be less volatile than those of companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.

Market Risk.  The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.  The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

New Adviser Risk.  The Adviser has a limited history of managing mutual funds for investors to evaluate.

New Fund Risk.  There is no performance history for investors of the Funds to evaluate, as the Funds are newly formed.

Non-Diversification Risk. The Funds are considered to be non-diversified, which means that each Fund may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent a Fund invests a significant percentage of its assets in a limited number of issuers, such Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Cap and Mid-Cap Company Risk.  The Clarkston Partners Fund is expected to target “middle market” issuers. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earnings results, business prospects, investor expectations or poor economic or market conditions.

What are the Non-Principal Risks of Investing in the Fund?

Other inherent risks associated with the Funds that are less likely to have a material effect on each Fund’s investment portfolio as a whole are called “non-principal risks.”  The non-principal risks of the Funds are further described below and in the Statement of Additional Information.  It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Funds.

American Depositary Receipts (ADR) Risk. The Funds may invest in ADRs, which are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing directly underlying foreign securities in their national markets and currencies. However, ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies. Moreover, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Cyber Security Risk.  In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, each Fund may be susceptible to operational, information security and related risks due to the possibility of cyber-attacks or other incidents.  Cyber incidents may result from deliberate attacks or unintentional events.  Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks or devices that are used to service a Fund’s operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data or causing operational disruption.  Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on the Funds’ website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on a Fund’s systems.

Cybersecurity failures or breaches by a Fund’s third-party service providers (including, but not limited to, the adviser, distributor, custodian, transfer agent and financial intermediaries) may cause disruptions and impact the service providers’ and a Fund’s business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business and the mutual funds to process transactions, inability to calculate a Fund’s net asset value, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs and/or additional compliance costs.  Each Fund and its shareholders could be negatively impacted as a result of successful cyber-attacks against, or security breakdowns of, a Fund or its third-party service providers.

A Fund may incur substantial costs to prevent or address cyber incidents in the future.  In addition, there is a possibility that certain risks have not been adequately identified or prepared for.  Furthermore, a Fund cannot directly control any cyber security plans and systems put in place by third party service providers. Cyber security risks are also present for issuers of securities in which a Fund invests, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.

Derivatives Risk.  The Funds may invest in derivative securities for bona fide hedging purposes. A derivative security is a financial contract whose value is based on (or “derived from”) a traditional security (such as a bond) or a market index.  The use of futures, options, repurchase agreements and other derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, and include leverage, volatility, liquidity, credit and tracking risks.  In addition, long options positions may expire worthless.

ETF and Other Investment Company Risk.  The Funds may also invest in ETFs.  ETFs are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of the Fund investing in an ETF will indirectly bear those costs. Such Fund will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF.

The Funds may also invest in investment companies that are corporations, trusts, or partnerships that invest pooled shareholder dollars in securities appropriate to the organization’s objective. Mutual funds, closed-end funds, unit investment trusts and ETFs are examples of investment companies. By investing in another investment company, the Funds will indirectly bear any asset-based fees and expenses charged by the underlying investment company in which the Funds invest.  Investments in securities of other investment companies are subject to statutory limitations prescribed by the 1940 Act. Absent an available exemption, the Funds may not: (i) acquire more than 3% of the voting securities of any other investment company; (ii) invest more than 5% of their total assets in securities of any one investment company; or (iii) invest more than 10% of their total assets in securities of all investment companies.

Foreign Security Risk.  The Funds may invest in foreign securities indirectly through ADRs. Foreign securities are generally riskier than U.S. securities. As a result, the Funds are subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where a Fund invests could cause the Fund’s investments in that country to experience gains or losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

Investment Focus Risk.   To the extent that a Fund focuses its investments in particular industries, classes or sectors (such as healthcare, technology, retail, financial services and business services) of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors will have a significant impact on the Fund’s performance. The Funds will not concentrate their investments, as defined under the Investment Company Act of 1940 (the “1940 Act”).

Liquidity Risk.   From time to time, the trading market for a particular security or type of security in which the Funds invest may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Funds’ ability to sell such securities when necessary to meet the Funds’ liquidity needs or in response to a specific economic event. Market quotations for such securities may be volatile.

Managed Portfolio Risk.   The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Funds to incur losses.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities are described in the Funds’ Statement of Additional Information.

MANAGEMENT

Clarkston Capital Partners, LLC (the “Adviser”), subject to the authority of the Board of Trustees, is responsible for the overall management and administration of the Funds’ business affairs.

Founded in 2007, the Adviser is an SEC-registered advisory firm that invests in a focused portfolio of quality companies. The Adviser is an independent investment management firm with a proprietary investment methodology.

The Adviser’s principal address is 91 West Long Lake Road, Bloomfield Hills, Michigan 48304.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, the Clarkston Partners Fund pays the Adviser an annual management fee of 0.80% based on the Fund’s average daily net assets and the Clarkston Fund pays the Adviser an annual management fee of 0.50% based on the Fund’s average daily net assets.  The management fee is paid on a monthly basis.  The initial term of the Advisory Agreement is two years.  The Board may extend the Advisory Agreement for additional one-year terms.  The Board, shareholders of the Funds or the Adviser may terminate the Advisory Agreement upon sixty (60) days’ notice. A discussion regarding the basis for the Board’s approval of the Funds’ Advisory Agreements will be provided in the Funds’ annual report to shareholders for the period ended September 30, 2015.

The Adviser has contractually agreed to limit the amount of the Clarkston Partners Fund Total Annual Fund Operating Expenses, exclusive of shareholder service fees, brokerage expenses, interest expenses, acquired fund fees and expenses, taxes and extraordinary expenses, to an annual rate of 0.85% of the Fund’s average daily net assets for each of the Founders Class and the Institutional Class shares. The Adviser has also contractually agreed to limit the amount of the Clarkston Fund’s Total Annual Fund Operating Expenses, exclusive of brokerage expenses, interest expenses, acquired fund fees and expenses, taxes and extraordinary expenses, to an annual rate of 0.70% of the Fund’s average daily net assets for the Institutional Class. These agreements are in effect through January 31, 2017.  The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that a Fund’s expenses in later periods fall below the annual rate set forth above.  The Funds will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expense were deferred.  The Adviser may not discontinue this waiver without the approval by the Funds’ Board of Trustees.

THE PORTFOLIO MANAGERS

The portfolio managers are primarily responsible for the day-to-day operation of the Funds.  The portfolio managers listed below have served as each of the Fund’s portfolio managers since each of the Fund’s inception.

Information about the portfolio managers, including information about the portfolio managers’ business experience, appears below.  More information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds is included in the SAI.

PORTFOLIO MANAGER	PAST 5 YEARS’ BUSINESS EXPERIENCE

Jeffrey A. Hakala, Chief Investment Officer
Jeffery Hakala is Co-Founder and Chief Investment Officer of the Adviser. He has co-managed the firm’s investment disciplines since the firm’s inception in 2007.  Mr. Hakala has a Bachelor of Arts, Business Administration from Michigan State University and a Master of Business Administration from Michigan State University.

Gerald W. Hakala, Director of Research
Gerald Hakala is a Co-Founder and Director of Research of the Adviser.  He has co-managed the firm’s investment disciplines since the firm’s inception in 2007.  Mr. Hakala has a Bachelor of Business Administration from the University of Michigan and a Master of Business Administration from Michigan State University.

Jeremy J. Modell, Portfolio Manager
Mr. Modell joined the Adviser in 2011.  He has co-managed the firm’s investment disciplines since joining the firm.  Prior to 2010, Mr. Modell, was a Portfolio Manager and Managing Director at R.H. Bluestein & Company.  Mr. Modell has an A.B. in Business Economics from Brown University and a Master of Business Administration from the University of Michigan.

ADMINISTRATOR, DISTRIBUTOR AND
 TRANSFER AGENT OF THE FUND

ALPS Fund Services, Inc. (the “Administrator” or the “Transfer Agent”) serves as the Fund’s administrator, fund accountant and transfer agent.  ALPS Distributors, Inc. (the “Distributor”) serves as the Fund’s distributor.

BUYING AND REDEEMING SHARES

The Clarkston Partners Fund currently offers Founders Class and Institutional Class shares. The Clarkston Fund currently offers Institutional Class shares. Each share class of the Funds represents an investment in the same portfolio of securities, but each share class has its own expense structure, allowing you to choose the class that best meets your situation. When you purchase shares of the Funds, you must choose a share class.

Factors you should consider in choosing a class of shares include:

•	how long you expect to own the shares;
•	how much you intend to invest; and
•	total expenses associated with owning shares of each class.

No sales charges will be applied to your share purchases.

Founders class shares are offered on a limited basis and are available only to clients of institutions with managed account programs that have been approved by the Adviser, subject to an aggregate minimum of $100 million.

Institutional Class shares are typically offered only through certain types of financial intermediaries and to certain institutional investors. Institutional Class shares are offered directly, via the Funds’ transfer agent, and through financial intermediaries (including, but not limited to, broker-dealers, retirement plans, bank trust departments, and financial advisors). Such intermediaries may require payment from a Fund or its service providers for the provision of distribution, administrative or shareholder retention services, except for networking and/or omnibus account fees. Institutional investors may include, but are not limited to, corporations, retirement plans, public plans and foundations/endowments.

Not all financial intermediaries offer all classes of shares. Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you. If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase. Certain classes have higher expenses than other classes, which may lower the return on your investment.

Distribution and Services (12b-1) Plan

The Funds have not adopted 12b-1 plans.

Shareholder Services Plan for Founders Class and Institutional Class Shares

The Institutional Class of each Fund has adopted a shareholder services plan (a “Services Plan”). Under the Services Plan, the Funds are authorized to pay third party service providers, including but not limited to banks and their affiliates, other institutions, broker-dealers and Fund affiliates (“Participating Organizations”), for non-distribution related services to shareholders of each respective class.

Payments under the Services Plans are calculated daily and paid monthly. The aggregate fees on an annual basis for the Institutional Class shares of the Funds are not to exceed 0.15% of the average daily net asset value of the Institutional Class shares attributable to or held in the name of a Participating Organization for its clients as compensation for providing service activities pursuant to an agreement with a Participating Organization.

Because these shareholder services fees are paid out of assets attributable to the Institutional Class of each Fund on an ongoing basis, over time these fees will increase the cost of an investment in such shares. Fees incurred under the Services Plan are included under “Other Expenses” in each of the Fund’s Fees and Expenses tables in this Prospectus.

Payments to Financial Intermediaries and Other Arrangements

The Adviser and/or its affiliates may make payments for distribution and/or shareholder servicing activities from out of their own resources. The Adviser may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the Adviser and may be substantial. These payments are often referred to as “revenue sharing payments.” The recipients of such payments may include the Distributor, the Adviser, other affiliates of the Adviser, broker-dealers, financial institutions, plan sponsors and administrators and other financial intermediaries through which investors may purchase shares of the Funds. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Funds to you, rather than shares of another mutual fund. Please contact your financial intermediary or plan administrator or sponsor for details about revenue sharing payments it may receive.

Networking, Sub-Accounting and Administrative Fees

Certain financial intermediaries may contract with the Funds, or their designees, to perform certain networking, recordkeeping, sub-accounting and/or administrative services for shareholders of the Funds.  In consideration for providing these services, the financial intermediaries will receive compensation, which is typically paid by the Funds.  Any such payment by a Fund to a financial intermediary for networking, recordkeeping, sub-accounting and/or administrative services are in addition to any non-distribution-related services provided to shareholders.  For accounts sold through financial intermediaries, it is the primary responsibility of the financial intermediary to ensure compliance with investment minimums.

Investment Minimums

The Clarkston Partners Fund offers investors two classes of shares: the Founders Class and the Institutional Class. Founders class shares are offered on a limited basis and are available only to clients of institutions with managed account programs that have been approved by the Adviser, subject to an aggregate minimum of $100 million. The Institutional Class shares are subject to a $25,000 minimum with no minimum subsequent investment. The Clarkston Fund offers investors Institutional Class shares subject to a $10,000 minimum investment with no minimum subsequent investment. Investors generally may meet the minimum investment amount by aggregating multiple accounts within the Funds if desired and if allowed by the relevant intermediary.  Each Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part if, in the Adviser’s or the Fund’s opinion, the investor has adequate intent and availability of assets to reach a future level of investment in the Fund that is equal to or greater than the minimum. Investors may establish an Automatic Investment Plan (AIP) account or a Systematic Withdrawal Plan (SWP) account; there are no subsequent investment minimums for investments in AIP or SWP accounts.

Exceptions to Investment Minimums

The following investors will not be subject to the Funds’ investment minimums with respect to Institutional Class shares:

•	Financial advisors and consultants whose clients aggregate over the investment minimums;
•	Institutions that have a strategic investment advisory relationship with the Adviser;
•	Employees of the Adviser and their immediate family members; and
•	The Adviser’s investment advisory clients.

The Adviser reserves the right to make additional exceptions or otherwise modify these exceptions at any time and to reject any investment for any reason.

Buying Shares

In order to buy, exchange or redeem shares at that day’s net asset value, you must place your order with a Fund or its agent before the New York Stock Exchange (“NYSE”) closes (normally, 4:00 p.m. Eastern time).  If the NYSE closes early, you must place your order prior to the actual closing time.  Orders received by financial intermediaries prior to the close of trading on the NYSE will be confirmed at the offering price computed as of the close of trading on the NYSE.  It is the responsibility of the financial intermediary to ensure that all orders are transmitted in a timely manner to the Funds.  Otherwise, you will receive the next business day’s net asset value.

Investors may purchase, exchange or redeem Institutional Class shares of the Funds directly or through retirement plans, broker-dealers, bank trust departments, financial advisors or other financial intermediaries.  Shares made available through full service broker-dealers may be available through wrap accounts under which such broker-dealers impose additional fees for services connected to the wrap account.  Contact your financial intermediary or refer to your plan documents for instructions on how to purchase or redeem shares.

Investors may be charged a fee if they effect transactions through a broker or agent.  The Funds have authorized one or more brokers to receive on its behalf purchase and redemption orders.  Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf.  The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order.  Customer orders will be priced at the Funds’ net asset value next computed after they are received by an authorized broker or the broker’s authorized designee.

There is an annual pass through IRA and Coverdell Education Savings Account maintenance fee of $10.00 that is charged by the IRA custodian on a per-account basis.

With certain limited exceptions, the Funds are available only to U.S. citizens or residents.

Redeeming Shares

Redemptions, like purchases, may generally be effected only through retirement plans, broker-dealers, financial intermediaries and directly through the Funds. Please contact the Fund, your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of shares.

Redemption Payments

In all cases, your redemption price is the net asset value per share next determined after your request is received in good order. “Good order” means that your redemption request includes: (i) the Fund name and account number; (ii) the amount of the transaction in dollars or shares; (iii) signatures of you and any other person listed on the account, exactly as the shares are registered; (iv) any certificates you are holding for the account; and (v) any supporting legal documentation that may be required.

Redemption proceeds normally will be sent within seven days. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 10 days. Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your application. Your bank may charge you a fee for wire transfers. Any request that your redemption proceeds be sent to a destination other than your bank account or address of record must be in writing and must include a Medallion signature guarantee. Please call 1-844-680-6562 for information on obtaining a Medallion signature guarantee.

The Funds are not responsible for losses or fees resulting from posting delays or non-receipt of redemption payments when shareholder payment instructions are followed.

Redemptions In-Kind

Each Fund reserves the right to make a payment in securities rather than cash. If a Fund deems it advisable for the benefit of all shareholders that a redemption payment wholly or partly in-kind would be in the best interests of the Fund’s remaining shareholders, the Fund may pay redemption proceeds to you in whole or in part with securities held by the Fund. A redemption in-kind could occur under extraordinary circumstances, such as a very large redemption that could affect a Fund’s operations (for example, more than 1% of the Fund’s net assets). However, a Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-calendar day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Funds will have the option of redeeming the excess in cash or in-kind. Securities used to redeem Fund shares will be valued as described in “How Fund Shares are Priced” below. A shareholder may pay brokerage charges on the sale of any securities received as a result of a redemption in-kind. Redemptions in-kind are treated the same for federal income tax purposes as cash redemptions.

Medallion Signature Guarantees

Each Fund requires a Medallion signature guarantee on any written redemption over $250,000 (but may require additional documentation or a Medallion signature guarantee on any redemption request to help protect against fraud); the redemption of corporate, partnership or fiduciary accounts; or for certain types of transfer requests or account registration changes. A Medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. The three “recognized” medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and NYSE, Inc. Medallion Signature Program (NYSE MSP). Please call 1-844-680-6562 for information on obtaining a Medallion signature guarantee.

Redemption Fees

The Funds do not charge redemption fees.

SHARE TRANSACTIONS

Share Certificates

The Funds do not issue share certificates.

Frequent Purchases and Sales of Fund Shares

The Funds do not permit market timing or other abusive trading practices.  Each Fund reserves the right, but does not have the obligation, to reject any purchase transaction at any time.  In addition, each Fund reserves the right to suspend its offering of shares or to impose restrictions on purchases at any time that are more restrictive than those that are otherwise stated in this Prospectus with respect to disruptive, excessive or short-term trading.

Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs and hurt Fund performance.  The Board has adopted policies and procedures with respect to frequent purchases and redemptions and to seek to prevent market timing.  To minimize harm to the Funds and their shareholders, each Fund reserves the right to reject, in its sole discretion, any purchase order from any investor it believes has a history of abusive trading or whose trading, in its judgment, has been or may be disruptive to the Fund.  Such disruption may include trading that may interfere with the efficient management of the Fund, may materially increase the Fund’s transaction costs, administrative costs or taxes, or may otherwise be detrimental to the interests of the Fund and its shareholders.  Each Fund may also refuse purchase transactions from Fund intermediaries it believes may be facilitating or have facilitated abusive trading practices.  In making this judgment, the Fund may consider trading done in multiple accounts under common ownership or control.

On a periodic basis, each Fund or its agents may review transaction history reports to identify redemptions that are within a specific time period from a previous purchase in the same account(s) in the Fund, or in multiple accounts that are known to be under common control.  Redemptions meeting the criteria will be investigated for possible inappropriate trading.

Certain accounts, in particular omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day.  In these cases, purchases and redemptions of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated may not be known by the Fund.  Therefore, it becomes more difficult for a Fund to identify market timing or other abusive trading activities in these accounts, and the Fund may be unable to eliminate abusive traders in these accounts from the Fund.  Further, identification of abusive traders may also be limited by operational systems and technical limitations.  To the extent abusive or disruptive trading is identified, each Fund will encourage omnibus account intermediaries to address such trading activity in a manner consistent with how the Fund would address such activity directly, if it were able to do so.

Due to the complexity and subjectivity involved in identifying market timing and other abusive trading practices, there can be no assurance that the Funds’ efforts will identify all market timing or abusive trading activities.  Therefore, investors should not assume that the Funds will be able to detect or prevent all practices that may disadvantage the Funds.

Verification of Shareholder Transaction Statements

You must contact the Funds in writing regarding any errors or discrepancies within 60 days after the date of the statement confirming a transaction. A Fund may deny your ability to refute a transaction if it does not hear from you within 60 days after the confirmation statement date.

Non-receipt of Purchase Wire/ Insufficient Funds Policy

The Funds reserve the right to cancel a purchase if the check or electronic funds transfer does not clear your bank, or if a wire is not received by settlement date. A Fund may charge a fee for insufficient funds and you may be responsible for any fees imposed by your bank and any losses that the Fund may incur as a result of the canceled purchase.

How Fund Shares are Priced

The Board of Trustees has approved procedures to be used to value the Funds’ securities for the purposes of determining the Funds’ net asset value.  The valuation of the securities of each Fund is determined in good faith by or under the direction of the Board.  The Board has delegated certain valuation functions for the Funds to the Administrator.

Each Fund generally values its securities based on market prices determined at the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern time) on each business day (Monday through Friday).  The Funds will not value their securities on any day that the NYSE is closed, including the following observed holidays:  New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  Each Fund’s currency valuations, if any, are done as of the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern time).  For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange.  In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third-party pricing vendors approved by the Board using a variety of pricing techniques and methodologies.  The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.  If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers-dealers that make a market in the security.

When such prices or quotations are not available, or when the Adviser believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets.  In considering whether fair value pricing is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Fund values its securities.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations.  A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities.  There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires each Fund or its agents to obtain certain personal information from you (or persons acting on your behalf) in order to verify your (or such person’s) identity when you open an account, including name, address, date of birth and other information (which may include certain documents) that will allow the Transfer Agent to verify your identity.  If this information is not provided, the Transfer Agent may not be able to open your account.  If the Transfer Agent is unable to verify your identity (or that of another person authorized to act on your behalf) shortly after your account is opened, or believes it has identified potential criminal activity, the Funds, the Distributor and the Transfer Agent each reserve the right to reject further purchase orders from you or to take such other action as they deem reasonable or required by law, including closing your account and redeeming your shares at their net asset value at the time of redemption.

DIVIDENDS AND DISTRIBUTIONS

Income Dividends. Income dividends are derived from net investment income (i.e., interest and other income, less any related expenses) each Fund earns from its portfolio securities and other investments. The Funds intend to distribute any net income to shareholders annually.

Capital Gain Distributions. Capital gain distributions are derived from gains realized when a Fund sells a portfolio security. Long-term capital gains are derived from gains realized when a Fund sells a portfolio security it has owned for more than one year, and short-term capital gains are derived from gains realized when a portfolio security was owned for one year or less. The Funds intend to distribute amounts derived from capital gains to shareholders annually.

Reinvested in Shares or Paid in Cash. Dividends and distributions are reinvested in additional Fund shares unless you instruct the Transfer Agent to have your dividends and/or distributions paid by check mailed to the address of record or transferred through an Automated Clearing House to the bank of your choice. You can change your choice at any time to be effective as of the next dividend or distribution, except that any change given to the Transfer Agent less than five days before the payment date will not be effective until the next dividend or distribution is made.

TAXES

Summary.  The following information is a general summary of U.S. federal income tax consequences of investments in the Funds for U.S. person only, which include (i) U.S. citizens or residents, (ii) corporations organized in the United States or under the law of the United States or any state, (iii) an estate whose income is subject to U.S. federal income taxation of its source; or (iv) a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or certain electing trusts that were in existence on August 20, 1996, and were treated as domestic trusts on August 19, 1996.  Shareholders that are partnerships or nonresident aliens, foreign trusts or estates, or foreign corporations may be subject to different U.S. federal income tax treatment.  You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences regarding your investment in the Funds.

This discussion is based on the assumption that the Funds will qualify under Subchapter M of the Code as regulated investment companies.

Each Fund intends to distribute substantially all of its income and capital gains to its shareholders every year.  In turn, shareholders will be taxed on distributions they receive, unless the shares are held by certain types of tax-exempt organizations or through tax-advantaged accounts (such as 401(k) plan accounts or individual retirement accounts).

A shareholder subject to U.S. federal income tax will be subject to tax on Fund income dividends and capital gain distributions whether they are paid in cash or reinvested in additional Fund shares.

Income Dividends and Capital Gains.

Distributions properly reported as net capital gain of a Fund will be taxable to Fund shareholders as long-term capital gain, regardless of how long shares of the Fund are held.  Currently, an individual’s net long-term capital gain is subject to a maximum tax rate of 20% and (in certain circumstances) an additional 3.8% Medicare surtax (as discussed below).

Other than distributions of net long-term capital gain, Fund distributions will generally be taxable as ordinary income or, if so designated by a Fund, as “qualified dividend income” taxable to individual shareholders at the same maximum tax rate applicable to net long-term capital gains, provided that the individual receiving the dividend satisfies certain holding period requirements for his or her Fund shares.  The amount of distributions from a Fund that will be eligible for the “qualified dividend income” lower maximum rate, however, cannot exceed the amount of dividends received by a Fund that are qualifying dividends (i.e., dividends from U.S. corporations or certain qualifying foreign corporations).  Thus, to the extent that dividends from a Fund are attributable to other sources, such as taxable interest, fees from securities lending transactions, certain distributions from real estate investment trusts, Code section 988 transactions or are short-term capital gains, such dividends will not be eligible for the lower rate.  However, if at least 95% of the Fund’s “gross income” is from qualifying dividends, then 100% of its distributions will be eligible for the lower rate.  For these purposes, a Fund’s gross income does not include gain from the disposition of stock or securities except to the extent that the short-term capital gain from such dispositions exceeds the net long-term capital loss from such dispositions.  Fund distributions are taxable regardless of whether they are paid in cash or reinvested in additional shares.

Shareholders of a Fund will recognize taxable gain or loss on a sale, exchange or redemption of shares of the applicable Fund, including an exchange of shares for shares of another Fund, based on the difference between the shareholder’s adjusted tax basis in the shares disposed of and the amount received for them.  Generally, this gain or loss will be long-term if the shareholder’s holding period for the shares disposed of exceeds 12 months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.  Any loss realized on a disposition of shares of a Fund may be disallowed under “wash sale” rules to the extent that the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund.  If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

Fund dividends and distributions are taxable to a shareholder even if they are paid from income or gains earned by a Fund prior to the shareholder’s investment and thus were included in the price paid for the shares.  Thus, a shareholder who purchases shares on or just before the record date of a Fund distribution will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution. While in effect a return of capital to the shareholder, the distribution is still taxable even though the shareholder did not participate in these gains.  An investor can avoid this by investing soon after a Fund has made a distribution.

Any distributions on, sales, exchanges or redemptions of, shares held in an IRA (or other tax-qualified plan) are not currently taxable.

Fund dividends paid to corporate shareholders that are attributable to qualifying dividends received from U.S. domestic corporations may be eligible for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations.

The Funds (or their administrative agent) must report to the IRS and furnish to Fund shareholders the cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after such date.  In addition to the requirement to report the gross proceeds from the sale of Fund shares, the Funds will also be required to report the cost basis information for such shares and indicate whether such shares had a short-term or long-term holding period.  These requirements do not apply to investments through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan.  If a shareholder does not make an election among the available IRS-accepted cost basis methods, the Fund will use a default cost basis method for the shareholder.  The cost basis method elected or applied may not be changed after the settlement date of a sale of Fund shares.  Fund shareholders should consult with their tax advisers concerning the most desirable IRS-accepted cost basis method for their tax situation and to obtain more information about how cost basis reporting applies to them.

A Medicare surtax of 3.8% will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.  Any liability for this additional tax will be reported on, and paid with, the shareholder’s federal income tax return.

A shareholder of a Fund may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale or exchange of Fund shares if the shareholder (i) has provided either an incorrect tax identification number or no such number, (ii) is subject by the IRS to backup withholding for failure to properly report payments of interest or dividends, (iii) has failed to certify that the shareholder is not subject to backup withholding, or (iv) has not certified that the shareholder is a U.S. person.  The backup withholding rate is currently 28%.

The Funds may be subject to foreign taxes or foreign tax withholding on dividends, interest and certain capital gains earned from their foreign security investments.  A shareholder may qualify for an offsetting tax credit or tax deduction under U.S. tax laws for any amount designated as the shareholder’s portion of the Funds’ foreign tax obligations, provided that certain requirements are satisfied.

Annual Notifications.  Each year, the Funds will notify shareholders of the tax status of dividends and distributions.  For more information, see the SAI under “TAXES – Taxation of Fund Distributions.”

State and Local Income Taxes.  Shareholders may also be subject to state and local income taxes on distributions and redemptions.  Shareholders should consult their tax advisers regarding the tax status of distributions in their state and locality.

FINANCIAL HIGHLIGHTS

Because the Funds have not yet commenced operations as of the date of this Prospectus, there are no financial highlights for the Funds.

PRIVACY POLICY

FACTS	WHAT DO THE FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some but not all sharing.  Federal law also requires us to tell you how we collect, share and protect your personal information.  Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us.  This information can include:
▪      Social Security number and account transactions
▪      Account balances and transaction history
▪      Wire transfer instructions

How?
All ﬁnancial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons ﬁnancial companies can share their customers’ personal information, the reasons a Fund chooses to share, and whether you can limit this sharing.

Reasons we can share your personal information	Do the Funds Share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We do not share.
For joint marketing with other ﬁnancial companies	No	We do not share.
For our afﬁliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our afﬁliates’ everyday business purposes – information about your creditworthiness	No	We do not share.
For non-afﬁliates to market to you	No	We do not share.

Questions?	Call 1-844-680-6562 or go to www.clarkstonfunds.com

Who we are
Who is providing this notice?	Clarkston Partners Fund and Clarkston Fund (the “Funds”)
What we do
How do the Funds protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How do the Funds collect my personal information?	We collect your personal information, for example, when you ● open an account ● provide account information or give us your contact information ● make a wire transfer or deposit money
Why can’t I limit all sharing?
Federal law gives you the right to limit only
●     sharing for affiliates’ everyday business purposes-information about your creditworthiness
●     affiliates from using your information to market to you
●     sharing for non-affiliates to market to you State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be ﬁnancial and nonﬁnancial companies.
Non-affiliates	Companies not related by common ownership or control. They can be ﬁnancial and nonﬁnancial companies. ● The Funds do not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-afﬁliated ﬁnancial companies that together market ﬁnancial products or services to you. ● The Funds do not jointly market.

Other Important Information
California Residents
If your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

Vermont Residents
The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances.  Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information.

ADDITIONAL INFORMATION ABOUT THE FUND

Shareholder Reports

Annual and semi-annual reports to shareholders provide additional information about the Funds’ investments.  These reports, when available, will discuss the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

Statement of Additional Information

The Statement of Additional Information provides more detailed information about the Funds.  It is incorporated by reference into (is legally a part of) this Prospectus.

Householding Relationships

The Funds send only one report to a household if more than one account has the same address.  Contact the Transfer Agent if you do not want this policy to apply to you.

How to Obtain Additional Information

You can obtain shareholder reports or the statement of additional information (without charge), make inquiries or request other information about the Funds by contacting the Transfer Agent at 1-844-680-6562, by writing the Funds at Clarkston Partners Fund or Clarkston Fund, at 1290 Broadway, Suite 1100, Denver, CO 80203, or by calling your financial consultant.  This information is also available free of charge on the Funds’ website at www.clarkstonfunds.com.

You can also review the Funds’ shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C.  You can get copies of these materials after paying a fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-1520.  Information about the public reference room may be obtained by calling 202-551-8090.  You can get the same reports and information free from the EDGAR Database on the Commission’s Internet web site at http://www.sec.gov.

If someone makes a statement about the Funds that is not in this Prospectus, you should not rely upon that information.  Neither the Funds nor the Distributor is offering to sell shares of the Funds to any person to whom the Funds may not lawfully sell its shares.

(Investment Company Act file no. 811-22747)

STATEMENT OF ADDITIONAL INFORMATION

September 8, 2015

CLARKSTON PARTNERS FUND AND CLARKSTON FUND

CLARKSTON PARTNERS FUND
Founders Class CFSMX; Institutional Class CISMX

CLARKSTON FUND
Institutional Class CILGX

ALPS Series Trust
Clarkston Partners Fund and Clarkston Fund
1290 Broadway, Suite 1100
Denver, CO  80202

This Statement of Additional Information (“SAI”) expands upon and supplements the information contained in the current Prospectus for the Funds listed above, which is a separate series of ALPS Series Trust, a Delaware statutory trust (the “Trust”).  The series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies.  Clarkston Capital Partners, LLC (the “Adviser”) is the investment adviser of the Fund.

This SAI is not a prospectus and is only authorized for distribution when preceded or accompanied by the Fund’s current prospectus dated September 8 , 2015, as supplemented from time to time (the “Prospectus”).  This SAI supplements and should be read in conjunction with the Prospectus, a copy of which may be obtained without charge by writing the Clarkston Partners Fund or the Clarkston Fund at the address listed above, or by calling the Funds’ transfer agent at 1-844-680-6562.  The Funds’ most recent Annual Report, if any, is incorporated by reference into this SAI and can be obtained free of charge, by calling the toll-free number printed above.

TABLE OF CONTENTS

Page
ORGANIZATION AND CLASSIFICATION	1
ADDITIONAL INVESTMENT ACTIVITIES AND RISKS	1
INVESTMENT LIMITATIONS	32
PORTFOLIO TURNOVER	33
DISCLOSURE OF PORTFOLIO HOLDINGS	34
PORTFOLIO TRANSACTIONS AND BROKERAGE	37
PURCHASE, EXCHANGE AND REDEMPTION OF SHARES	39
TRUSTEES AND OFFICERS	42
INVESTMENT MANAGER	49
DISTRIBUTOR	50
CODE OF ETHICS	50
ADMINISTRATOR	51
PROXY VOTING POLICIES AND PROCEDURES	51
PRINCIPAL SHAREHOLDERS	51
EXPENSES	51
PORTFOLIO MANAGER	52
NET ASSET VALUE	54
TAXES	55
DESCRIPTION OF THE TRUST	65
OTHER INFORMATION ABOUT THE FUNDS	66
PERFORMANCE INFORMATION	67
FINANCIAL HIGHLIGHTS	67
PROXY VOTING/CLASS ACTION LITIGATION POLICY	B-3

Appendix A – Description of Securities Ratings	A-1
Appendix B – Proxy Voting Policies and Procedures	B-1

ORGANIZATION AND CLASSIFICATION

ALPS Series Trust

This SAI includes information about the Clarkston Partners Fund and the Clarkston Fund (each individually a “Fund” and collectively, the “Funds”).  The Funds are series of the ALPS Series Trust (the “Trust”), an open-end, management investment company organized as a Delaware statutory trust on January 12, 2012.

Classification

The Investment Company Act of 1940, as amended (the “1940 Act”), classifies mutual funds as either diversified or non-diversified.  The following table shows each Fund’s classification:

Fund	Classification
Clarkston Partners Fund	Non-Diversified
Clarkston Fund	Non-Diversified

ADDITIONAL INVESTMENT ACTIVITIES AND RISKS

Each Fund’s principal investment objectives and strategies are discussed in the Prospectus under the “SUMMARY SECTION” for each Fund and under “INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES.”  In order to achieve its investment objective, each Fund generally makes investments of the sort described in the Prospectus.

A Fund may also invest in certain types of securities, or engage in certain investment activities, as generally discussed below.  In addition, a Fund may be subject to additional risks in connection with its investments in such securities or as a result of the Fund’s investment strategies or activities.

The table below reflects the principal or non-principal nature with respect only to each Fund’s direct investments or activities.

	Clarkston Partners Fund		Clarkston Fund
	Principal	Non-Principal	Principal	Non-Principal
Bank Obligations		X		X
Borrowing		X		X
Brady Bonds		X		X
Combined Transactions		X		X
Convertible Securities		X		X
Common Stocks	X		X
Credit Default Swaps		X		X
Credit Ratings		X		X
Currency Transactions		X		X
Cyber Security Risk		X		X
Depositary Receipts		X		X
Derivatives		X		X
Equity Investments	X		X
Exchange Traded Funds and Other Similar Instruments		X		X
Firm Commitments and When-Issued Securities		X		X
Fixed-Income Securities		X		X
Floating and Variable Rate Instruments		X		X
Foreign Bank Time Deposits		X		X
High Yield Securities		X		X
Illiquid Securities		X		X
Inflation-Indexed Bonds		X		X
Interest-Only Securities		X		X
Interest Rate and Equity Swaps and Related Transactions		X		X
Loans of Portfolio Securities		X		X
Money Market Instruments/Securities		X		X
Non-U.S. Securities		X		X
Non-U.S. Sub-custodians		X		X
Options		X		X
Other Investment Companies (excluding ETFs)		X		X
Preferred Stock		X		X
Repurchase Agreements		X		X
Reverse Repurchase Agreements		X		X
Restricted Securities and Securities With Limited Trading Markets (Rule 144A)		X		X
Securities Related Activities		X		X
Short Sales		X		X
Temporary Defensive Positions		X		X
Use of Segregated and Other Special Accounts		X		X
U.S. Government Securities		X		X
Warrants and Rights		X		X
Zero Coupon Securities, Pay-In-Kind Bonds and Deferred Payment Securities		X		X

Bank Obligations

Bank obligations that may be purchased by a Fund include certificates of deposit, banker’s acceptances and fixed time deposits.  A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis.  A banker’s acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction.  The borrower is liable for payment, as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date.  Fixed time deposits are obligations of branches of U.S. or non-U.S. banks which are payable at a stated maturity date and bear a fixed rate of interest.  Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.  Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.  Securities issued or guaranteed by non-U.S. banks and non-U.S. branches of U.S. banks are subject to many of the risks of investing in non-U.S. securities generally.

Banks are subject to extensive governmental regulations which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged.  The profitability of this industry is to a significant extent dependent upon the availability and cost of capital of funds used by the bank to finance its lending operations.  Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank’s ability to meet its obligations.

Borrowing

Borrowing creates an opportunity for increased return, but, at the same time, creates special risks.  Furthermore, if a Fund were to engage in borrowing, an increase in interest rates could reduce the value of the Fund’s shares by increasing the Fund’s interest expense.

Subject to the limitations described under “Investment Limitations” below, each Fund may be permitted to borrow for temporary purposes and/or for investment purposes.  Such a practice will result in leveraging of a Fund’s assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so.  This borrowing may be secured or unsecured.  Provisions of the 1940 Act require each Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of a Fund’s total assets made for temporary administrative purposes.  Any borrowings for temporary administrative purposes in excess of 5% of a Fund’s total assets will count against this asset coverage requirement.  If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint if a Fund sells securities at that time.  Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio.  Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased, if any.  A Fund also may be required to maintain minimum average balances in connection with such borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. Reverse repurchase agreements are considered to be borrowings by a Fund. See “Reverse Repurchase Agreements” below.

Brady Bonds

Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas P. Brady. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar), and are traded in the over-the-counter secondary market.  Brady Bonds are not considered to be U.S. government securities.  In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities in countries issuing Brady Bonds, investments in Brady Bonds may be viewed as speculative.  There can be no assurance that Brady Bonds acquired by a Fund will not be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

Combined Transactions

Each Fund may enter into multiple transactions, including multiple options transactions, multiple currency transactions (including forward currency contracts), multiple interest rate transactions and any combination of options, currency and interest rate transactions, instead of a single derivative, as part of a single or combined strategy when, in the judgment of the Adviser, it is in the best interests of a Fund to do so.  A combined transaction will usually contain elements of risk that are present in each of its component transactions.  Although combined transactions will normally be entered into by a Fund based on the Adviser’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase the risks or hinder achievement of the Fund’s investment objective.

Convertible Securities

Each Fund may invest in convertible securities, which are bonds, debentures, notes, preferred stock or other securities, which may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.  A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged.  Before conversion, convertible securities ordinarily provide a stream of income, which generate higher yields than those of common stocks of the same or similar issuers but lower than the yield on non-convertible debt.  Convertible securities are usually subordinate or are comparable to non-convertible securities but rank senior to common stock or shares in a company’s capital structure.  The value of a convertible security is a function of (i) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (ii) its worth, at market value, if converted into the underlying common stock.  Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile.  The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not.  A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.

Common Stock

Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity’s preferred stock and other senior equity.  Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Common stocks of companies that the Adviser believes have earnings that will grow faster than the economy as a whole are known as growth stocks.  Growth stocks typically trade at higher multiples of current earnings than other stocks.  As a result, the values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks.  If the Adviser’s assessment of the prospects for a company’s earnings growth is wrong, or if its judgment of how other investors will value the company’s earnings growth is wrong, then the price of that company’s stock may fall or may not approach the value that the Adviser has placed on it.

Common stocks of companies that are not expected to experience significant earnings growth, but whose stocks the Adviser believes are undervalued compared to their true worth, are known as value stocks.  These companies may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor.  If the Adviser’s assessment of a company’s prospects is wrong, or if other investors do not eventually recognize the value of the company, then the price of the company’s stocks may fall or may not approach the value that the Adviser has placed on it.

Many stocks have both “growth” and “value” characteristics, and for some stocks it may be unclear which category, if any, it fits into.

Credit Default Swaps

Each Fund may enter into credit default swap contracts.  When used for hedging purposes, a Fund would be the buyer of a credit default swap contract.  In that case, a Fund would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation, index or other investment from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign issuer, on the referenced debt obligation.  In return, the Fund would pay to the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred.  If no default occurs, the Fund would have spent the stream of payments and received no benefit from the contract.  When a Fund is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation.  As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total assets, the Fund would be subject to investment exposure on the notional amount of the swap.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation, as opposed to a credit downgrade or other indication of financial difficulty.

Credit default swaps may be subject to regulation by the Commodity Futures Trading Commission (“CFTC”), Securities Exchange Commission (“SEC”) or both.  Both the CFTC and the SEC have issued or amended guidance and relief regarding the implementation of various provisions of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) relating to the use of swaps.  Further action by the CFTC or SEC may affect a Fund’s ability to use credit default swaps or may require additional disclosure by the Fund.

Credit Ratings

The securities in which each Fund will invest will not be required to meet a minimum rating standard and may not be rated for creditworthiness by any internationally recognized credit rating organization.  Such securities, commonly referred to as “junk bonds,” involve significantly greater risks, including price volatility and risk of default of payment of interest and principal than higher rated securities.  An investment in a Fund should not be considered as a complete investment program for all investors.  Moreover, substantial investments in non-U.S. securities may have adverse tax implications as described under “TAXES.”

The Adviser will take various factors into consideration in evaluating the creditworthiness of an issuer.  For corporate debt securities, such factors typically include the issuer’s financial resources, its sensitivity to economic conditions and trends, the operating history of the issuer, and the experience and track record of the issuer’s management.  For sovereign debt instruments, these will typically include the economic and political conditions within the issuer’s country, the issuer’s overall and external debt levels and debt service ratios, the issuer’s access to capital markets and other sources of funding, and the issuer’s debt service payment history.  The Adviser will also review the ratings, if any, assigned to the security by any recognized rating organizations, although the Adviser’s judgment as to the quality of a debt security may differ from that suggested by the rating published by a rating service. In addition to the foregoing credit analysis, the Adviser will evaluate the relative value of an investment compared with its perceived credit risk.  A Fund’s ability to achieve its investment objective may be more dependent on the Adviser’s credit analysis than would be the case if it invested in higher quality debt securities.  A description of the ratings used by Moody’s and S&P is set forth in Appendix A to this SAI.

Currency Transactions

A Fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies or to generate income or gains.

Currency transactions include currency forward contracts and exchange-listed and over-the-counter (“OTC”) options on currencies and currency swaps.  A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below under “Interest Rate and Equity Swaps and Related Transactions.”

Each Fund may enter into a forward contract to sell, for a fixed amount of U.S. dollars, the amount of that currency approximating the value of some or all of a Fund’s portfolio securities denominated in such currency.  For example, a Fund may do this if the Adviser believes that the currency of a particular country may decline in relation to the U.S. dollar.  Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies.  Transaction hedging includes entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of portfolio securities or the receipt of income from them.  Position hedging is entering into a currency transaction with respect to portfolio securities positions denominated or generally quoted in that currency.

Each Fund may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to increase or decline in value relative to other currencies to which a Fund has or in which a Fund expects to have exposure.  To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of its securities, a Fund may also engage in proxy hedging.  Proxy hedging is often used when the currency to which a Fund’s holdings is exposed is difficult to hedge generally or difficult to hedge against the dollar.  Proxy hedging entails entering into a forward contract to sell a currency, the changes in the value of which are generally considered to be linked to a currency or currencies in which some or all of a Fund’s securities are or are expected to be denominated and to buy dollars.

If a Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below under “Use of Segregated and Other Special Accounts.”

Currency hedging involves some of the same risks and considerations as other derivative transactions.  Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated.  Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in these transactions.  Currency transactions are also subject to risks different from those of other portfolio transactions.  Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency and manipulations or exchange restrictions imposed by governments.  These forms of governmental actions can result in losses to a Fund if it is unable to deliver or receive currency or monies in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.  Currency exchange rates may fluctuate based on factors extrinsic to that country’s economy.

Cyber Security Risk

In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, each Fund may be susceptible to operational, information security and related risks due to the possibility of cyber-attacks or other incidents.  Cyber incidents may result from deliberate attacks or unintentional events.  Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks or devices that are used to service a Fund’s operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data or causing operational disruption.  Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on the Funds’ website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on a Fund’s systems.

Cybersecurity failures or breaches by a Fund’s third-party service providers (including, but not limited to, the adviser, distributor, custodian, transfer agent and financial intermediaries) may cause disruptions and impact the service providers’ and a Fund’s business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business and the mutual funds to process transactions, inability to calculate a Fund’s net asset value, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs and/or additional compliance costs.  Each Fund and its shareholders could be negatively impacted as a result of successful cyber-attacks against, or security breakdowns of, a Fund or its third-party service providers.

A Fund may incur substantial costs to prevent or address cyber incidents in the future.  In addition, there is a possibility that certain risks have not been adequately identified or prepared for.  Furthermore, a Fund cannot directly control any cyber security plans and systems put in place by third party service providers. Cyber security risks are also present for issuers of securities in which a Fund invests, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.

Depositary Receipts

Depositary receipts include sponsored and unsponsored depositary receipts that are or become available, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) and other depositary receipts.  Depositary receipts are typically issued by a financial institution (“depositary”) and evidence ownership interests in a security or a pool of securities (“underlying securities”) that have been deposited with the depositary.  The depositary for ADRs is typically a U.S. financial institution and the underlying securities are issued by a non-U.S. issuer.  ADRs are publicly traded on exchanges or OTC in the United States and are issued through “sponsored” or “unsponsored” arrangements.  In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary’s transaction fees, whereas under an unsponsored arrangement, the non-U.S. issuer assumes no obligation and the depositary’s transaction fees are paid by the ADR holders.  In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR, and the financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR.  In the case of GDRs, the depositary can be a non-U.S. or a U.S. financial institution and the underlying securities are issued by a non-U.S. issuer. GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world, thus allowing them to raise capital in these markets, as opposed to just in their home market.  The advantage of GDRs is that shares do not have to be bought through the issuing company’s home exchange, which may be difficult and expensive, but can be bought on all major stock exchanges.  In addition, the share price and all dividends are converted to the shareholder’s home currency.  As for other depositary receipts, the depositary may be a non-U.S. or a U.S. entity, and the underlying securities may have a non-U.S. or a U.S. issuer.  For purposes of each Fund’s investment policies, investments in depositary receipts will be deemed to be investments in the underlying securities.  Thus, a depositary receipt representing ownership of common stock will be treated as common stock.  Depositary receipts purchased by a Fund may not necessarily be denominated in the same currency as the underlying securities into which they may be converted, in which case the Fund may be exposed to relative currency fluctuations.

Derivatives

Each Fund may engage in a variety of derivative transactions in accordance with the applicable rules of the CFTC, and, to the extent applicable, the rules and regulations of certain national or foreign exchanges; however, a Fund will not be obligated to use derivatives and the Funds make no representations as to the availability of these techniques at this time or at any time in the future.  Generally, derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, related indexes and other assets.  The types of derivatives in which a Fund may invest include, but are not limited to, futures contracts, currency forward contracts and currency swaps, the purchase and sale (or writing) of exchange listed and OTC put and call options on debt and equity securities, currencies entering into various interest rate transactions such as swaps, caps floors, and collars, entering into equity swaps, caps and floors, the purchase and sale of indexed debt securities or trading in other similar types of instruments.

Derivatives may be used, among other reasons, as part of a Fund’s investment strategy, to attempt to protect against possible changes in the market value of securities held or to be purchased for a Fund’s portfolio resulting from securities markets or currency exchange rate fluctuations, to protect a Fund’s unrealized gains in the value of its securities, to facilitate the sale of those securities for investment purposes, to manage the effective maturity or duration of a Fund’s portfolio or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities or to seek to enhance a Fund’s income or gain.  A Fund may use any or all types of derivatives which it is authorized to use at any time; no particular strategy will dictate the use of one type of transaction rather than another, as use of any authorized derivative will be a function of numerous variables, including market conditions.  The ability of a Fund to utilize derivatives successfully will depend on numerous factors including the Adviser’s ability to predict pertinent market movements, which cannot be assured.  These skills are different from those needed to select a Fund’s portfolio securities.

Subject to the constraints described above, each Fund may (if and to the extent so authorized) enter into futures contracts, currency forward contracts and currency swaps, purchase and sell (or write) exchange listed and OTC put and call options on securities, loan participations and assignments, currencies, futures contracts, indices and other financial instruments, and each Fund may enter into interest rate transactions, equity swaps and related transactions and other similar transactions which may be developed to the extent the Adviser determines that they are consistent with a Fund’s investment objective and policies and applicable regulatory requirements.  A Fund’s interest rate transactions may take the form of swaps, caps, floors and collars, and a Fund’s currency transactions may take the form of currency forward contracts, currency swaps and options on currencies.

Certain standardized swap transactions are currently subject to mandatory central clearing or may be eligible for voluntary central clearing.  Central clearing is expected to decrease counterparty risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterpart to each participant’s swap.  However, central clearing does not eliminate counterparty risk or illiquidity risk entirely.  In addition, depending on the size of a Fund and other factors, the margin required under the rules of a clearinghouse and by a clearing member may be in excess of the collateral required to be posted by a fund to support its obligations under a similar uncleared swap.

In connection with the use of certain derivatives, the Adviser intends to comply with the requirements of the Commodity Exchange Act (“CEA”) by operating a Fund in a manner consistent with the restrictions of Rules 4.5, including filing a notice of eligibility of exemption from registration in accordance with applicable procedures and deadlines.

Derivatives involve special risks, including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser’s view as to certain market movements is incorrect, the risk that the use of derivatives could result in significantly greater losses than if it had not been used.  Losses resulting from the use of derivatives will reduce a Fund’s net asset value, and possibly income, and the losses may be significantly greater than if derivatives had not been used.

Each Fund’s use of derivatives may be limited by certain provisions of the Internal Revenue Code of 1986, as amended (the “Code”).  When used, derivatives may increase the amount and affect the timing and character of taxes payable by shareholders. See “TAXES.”

Risks of Derivatives Outside of the United States

When conducted outside the United States, derivatives may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and will be subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments.  In addition, the price of any foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.  The value of positions taken as part of non-U.S. derivatives also could be adversely affected by: (i) other complex foreign political, legal and economic factors; (ii) lesser availability of data on which to make trading decisions than in the United States; (iii) delays in a Fund’s ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) lower trading volume and liquidity.

Equity Investments

Each Fund will invest in equity securities.  Equity securities (which generally include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and similar securities) are generally volatile and more risky than some other forms of investment.  Equity securities of companies with relatively small market capitalizations may be more volatile than the securities of larger, more established companies and than broad equity market indices generally.  Common stock and other equity securities may take the form of stock in corporations, partnership interests, interests in limited liability companies and other direct or indirect interests in business organizations.

Exchange-Traded Funds and Other Similar Instruments

Shares of exchange-traded funds (“ETFs”) and other similar instruments may be purchased by the Funds.  Generally, an ETF is an investment company that is registered under the 1940 Act that holds a portfolio of securities designed to track the performance of a particular index or index segment.  Similar instruments, used by pools that are not investment companies, offer similar characteristics and may be designed to track the performance of an index or basket of securities of companies engaged in a particular market or sector.  ETFs sell and redeem their shares at net asset value in large blocks (typically 50,000 of its shares) called “creation units.”  Shares representing fractional interests in these creation units are listed for trading on national securities exchanges and can be purchased and sold in the secondary market in lots of any size at any time during the trading day.

Investments in ETFs and other similar instruments involve certain inherent risks generally associated with investments in a broadly-based portfolio of stocks including: (i) risks that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF or other instrument; (ii) an ETF may not fully replicate the performance of its benchmark index because of temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weightings of securities or number of stocks held; (iii) an ETF may also be adversely affected by the performance of the specific index, market sector or group of industries on which it is based; and (iv) an ETF may not track an index as well as a traditional index mutual fund because ETFs are valued by the market and, therefore, there may be a difference between the market value and the ETF’s net asset value.  Each Fund may both purchase and effect short sales of shares of ETFs and may also purchase and sell options on shares of ETFs.  These investments may be used for hedging purposes or to seek to increase total return (which is considered a speculative activity).

Because ETFs and pools that issue similar instruments incur various fees and expenses, a Fund’s investment in these instruments will involve certain indirect costs, as well as transaction costs, such as brokerage commissions.  The Adviser will consider expenses associated with an investment in determining whether to invest in an ETF or other instrument.  In the case of ETFs that are investment companies, they invest substantially all of their assets in securities of various securities indices or a particular segment of a securities index.  Most ETFs are listed and traded on the NYSE Arca, Inc. (“Arca”).  The market price of ETFs is expected to fluctuate in accordance with both changes in the asset values of their underlying indices and supply and demand of an ETF’s shares on the Arca.  ETFs may trade at relatively modest discounts or premiums to net asset value.  In general, most ETFs have a limited operating history and information may be lacking regarding the actual performance and trading liquidity of such shares for extended periods or over complete market cycles.  In addition, there is no assurance that the requirements of the Arca necessary to maintain the listing of ETFs in which a Fund invests will continue to be met or will remain unchanged.  In the event substantial market or other disruptions affecting the shares of ETFs held by a Fund should occur in the future, the liquidity and value of that Fund’s shares could also be adversely affected.  If such disruptions were to occur, that Fund could be required to reconsider the use of ETFs as part of its investment strategy.

Limitations of the 1940 Act, which prohibit a Fund from acquiring more than 3% of the outstanding shares of another investment company, may restrict a Fund’s ability to purchase shares of certain ETFs.

Firm Commitments and When-Issued Securities

Each Fund may purchase securities on a firm commitment basis, including when-issued securities.  Each Fund may also be entitled to receive when-issued securities in relation to its holdings in common stock of companies that undertake certain corporate actions and reorganizations.  Securities purchased on a firm commitment basis are purchased for delivery beyond the normal settlement date at a stated price and yield.  No income accrues to the purchaser of a security on a firm commitment basis prior to delivery.  Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates.  Purchasing a security on a firm commitment basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery.  A Fund will only make commitments to purchase securities on a firm commitment basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable.  A Fund will designate liquid assets in an amount at least equal in value to a Fund’s commitments to purchase securities on a firm commitment basis.  If the value of these assets declines, a Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.  As when-issued securities are subject to delayed or deferred settlement, such securities may be either illiquid, or suffer from severe constraints in liquidity.

Fixed-Income Securities

Each Fund may invest in fixed-income securities.  Fixed-income securities generally pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate or other factor.  Fixed-income securities may include securities issued by U.S. federal, state, local and non-U.S. governments and other agencies and instrumentalities, and by a wide range of private or corporate issuers.  Fixed-income securities include, among others, bonds, notes, bills, debentures, convertible securities, bank obligations, mortgage and other asset-backed securities, loan participations and assignments and commercial paper.

Because interest rates vary, it is impossible to predict the income of a Fund for any particular period.  Except to the extent that values are affected independently by other factors such as developments relating to a specific issuer or group of issuers, when interest rates decline, the value of a fixed-income portfolio can generally be expected to rise.  Conversely, when interest rates rise, the value of a fixed-income portfolio can generally be expected to decline.  Prices of longer term securities generally increase or decrease more sharply than those of shorter term securities in response to interest rate changes, particularly if such securities were purchased at a discount.  It should be noted that the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities.

Call or Buy-Back Features. In addition, many fixed-income securities contain call or buy-back features that permit their issuers to call or repurchase the securities from their holders.  Such securities may present risks based on payment expectations.  Although a Fund may typically receive a premium if an issuer were to redeem a security, if an issuer exercises such a “call option” and redeems the security during a time of declining interest rates, a Fund may realize a capital loss on its investment if the security was purchased at a premium and a Fund may have to replace the called security with a lower yielding security, resulting in a decreased rate of return to the Fund.

Floating and Variable Rate Instruments

Each Fund may invest in floating and variable rate obligations.  Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, and at specified intervals.  The variable rate obligations in which a Fund may invest include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate.

Certain of the floating or variable rate obligations that may be purchased by a Fund may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity.  Some of the demand instruments purchased by a Fund are not traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or third party providing credit support.  If a demand instrument is not traded in a secondary market, a Fund will nonetheless treat the instrument as liquid for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days; if the notice period is greater than seven days, such a demand instrument will be characterized as illiquid for such purpose.  A Fund’s right to obtain payment at par on a demand instrument could be affected by events occurring between the date a Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument or a third party providing credit support to make payment when due.  To facilitate settlement, some demand instruments may be held in book entry form at a bank other than a Fund’s custodian subject to a sub-custodian agreement approved by a Fund between that bank and the Fund’s custodian.

Foreign Bank Time Deposits

Each Fund may make time deposits in interest-bearing foreign bank accounts.  Such time deposits will be subject to conditions placed on the time deposit account by the applicable bank (e.g., higher interest payments for maintaining funds in the account for longer periods of time).  The Adviser generally expects its foreign bank time deposits to be made and maintained in U.S. dollars; however, the Adviser may make such deposits in foreign currencies where the Adviser deems such investments to be in the best interest of a Fund.  Foreign bank time deposit accounts may be subject to restrictions on withdrawal, including penalties or reductions in interest for withdrawals before the end of the expected or intended duration of the time deposit.

High Yield Securities

Each Fund may invest in high yield securities.  High yield securities are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations.  Under rating agency guidelines, any quality and protective characteristics of high yield securities will likely be outweighed by large uncertainties or major risk exposures to adverse conditions.  Medium and lower rated securities may have poor prospects of ever attaining any real investment standing, may have a current identifiable vulnerability to default, may be unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions, and/or may be in default or not current in the payment of interest or principal.  Each Fund’s achievements of its objective may be more dependent on the Adviser’s own credit analysis than is the case with a fund that invests in higher rated fixed-income securities.

The credit ratings of S&P, Fitch, Moody’s or other agencies are evaluations of the safety of principal and interest payments, not market value risk, of lower-rated securities.  Credit rating agencies may fail to change timely the credit ratings to reflect subsequent events.  Many debt securities in international markets, especially in emerging markets, bear no rating whatsoever.  Ratings organizations have declined to determine ratings for such securities for a host of reasons, including but not limited to the issuer’s lack of scale, insufficient or inadequate disclosure by the issuer, or insufficient operating history on the part of the issuer.

Neither a Fund nor the Adviser can conclude that ratings issued by recognized agencies reflect the true financial position of the underlying issuer; nor can any Fund or the Adviser be certain an issuer will maintain its current credit rating in the future.  When available, the Adviser may refer to selected ratings from recognized agencies.  The Adviser may also choose to augment such ratings with its own analyses of issuers, which may include, among other things, review of historic and current financial conditions and anticipated future cash flows.

Changes in Credit Ratings.  Changes by recognized rating services in their ratings of a high yield security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.  A description of the ratings used by Moody’s and S&P is set forth in Appendix A to this SAI.  The ratings of Moody’s and S&P generally represent the opinions of those organizations as to the quality of the securities that they rate.  Such ratings, however, are relative and subjective, are not absolute standards of quality, are subject to change and do not evaluate the market risk or liquidity of the securities.  Ratings of a non-U.S. debt instrument, to the extent that those ratings are undertaken, are related to evaluations of the country in which the issuer of the instrument is located, which may cause a rating to be lower than would otherwise by suggested by the intrinsic creditworthiness of the issuer.

Liquidity.  The secondary markets for high yield securities are not as liquid as the secondary markets for higher rated securities.  The secondary markets for high yield securities are concentrated in relatively few market makers and participants in the market are mostly institutional investors, including insurance companies, banks, other financial institutions and mutual funds.  In addition, the trading volume for high yield securities is generally lower than that for higher-rated securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer, decreasing the liquidity of the high yield securities held in a Fund’s portfolio.  These factors may have an adverse effect on the ability of a Fund holding such securities to dispose of particular portfolio investments at the price it would wish, may adversely affect a Fund’s net asset value per share and may limit the ability of a Fund to obtain accurate market quotations for purposes of valuing securities and calculating net asset value.

Legislative and Regulatory Developments.  Prices for high yield securities may be affected by legislative and regulatory developments.  These laws could adversely affect a Fund’s net asset value and investment practices, the secondary market for high yield securities, the financial condition of issuers of these securities and the value of outstanding high yield securities.  For example, federal legislation requiring the divestiture by federally insured savings and loan associations of their investments in high yield bonds and limiting the deductibility of interest by certain corporate issuers of high yield bonds adversely affected the market in prior years.

High Yield Corporate Securities.  While the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities.  In addition, such securities present a higher degree of credit risk.  Issuers of these securities are often highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.  The risk of loss due to default by such issuers is significantly greater than with investment grade securities because such securities generally are unsecured and subordinated to the prior payment of senior indebtedness.  A Fund also may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.  These risks may be greater for non-U.S. high yield securities especially those of issuers located in emerging markets.

The development of markets for high yield corporate securities has been a relatively recent phenomenon, especially outside the United States.  In addition, these markets have undergone significant changes in the past and may undergo significant changes in the future.

Most of the high yield securities in which a Fund invests will bear interest at fixed rates but a Fund may also invest in securities with variable rates of interest or which involve equity features, such as contingent interest or participations based on revenues, sales or profits (i.e., interest or other payments, often in addition to a fixed rate of return, that are based on the borrower’s attainment of specified levels of revenues, sales or profits and thus enable the holder of the security to share in the potential success of the venture).

High Yield Non-U.S. Debt Securities.  Investing in fixed and floating rate high yield non-U.S. debt securities, especially those of issuers located in emerging market countries, will expose a Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located, in addition to the risks of investing in high yield securities generally.  For example, the ability and willingness of sovereign obligors in emerging market countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country.  Certain countries in which a Fund may invest, especially emerging market countries, have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and extreme poverty and unemployment.  Many of these countries are also characterized by political uncertainty or instability.  Additional factors which may influence the ability or willingness to service debt include, but are not limited to, an issuer’s (including sovereign issuers) cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, and the relative size of its debt service burden.  Non-U.S. issuers, including government issuers, may also have debt (such as commercial bank debt) which is senior to its high yield securities.

The ability of a non-U.S. sovereign obligor, especially an obligor in an emerging market country, to make timely payments on its external debt obligations will also be strongly influenced by the obligor’s balance of payments, including export performance, its access to international credit and investments, fluctuations in interest rates and the extent of its foreign reserves, and the issuing government’s policy toward the International Monetary Fund, the World Bank and other international agencies.  A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports.  To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected.  If a non-U.S. sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment.  The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government’s implementation of economic reforms and/or economic performance and the timely service of its obligations.  Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds, which may further impair the obligor’s ability or willingness to timely service its debts.  The cost of servicing external debt will also generally be adversely affected by rising international interest rates, because many external debt obligations bear interest at rates which are adjusted based upon international interest rates.  The ability to service external debt will also depend on the level of the relevant government’s international currency reserves and its access to foreign exchange.  Currency devaluations may affect the ability of an issuer to obtain sufficient foreign exchange to service its debt.  The risks enumerated above are particularly heightened with regard to issuers in emerging market countries.

As a result of the foregoing or other factors, a governmental obligor, especially an obligor in an emerging market country, may default on its obligations.  If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor.  Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of non-U.S. sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country.

Illiquid Securities

Each Fund may invest up to 15% of the value of its net assets in illiquid securities.  The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities.  Illiquid securities are considered to include, among other things, written OTC options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), and other securities whose disposition is restricted under the federal securities laws.

To the extent that instruments that a Fund holds become illiquid due to the lack of sufficient buyers or market or other conditions, the percentage of a Fund’s assets invested in illiquid assets would increase.  The Adviser, under the supervision of the Board of Trustees, monitors Fund investments in assignments and loan participations and will, in such a case, consider appropriate measures to enable a Fund to maintain sufficient liquidity for operating purposes and to meet redemption requests.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation.  Two structures are common.  The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond.  Most other issuers pay out the Consumer Price Index accruals as part of a semiannual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or twenty years, although it is possible that securities with other maturities will be issued in the future.  The U.S. Treasury securities pay interest on a semiannual basis, equal to a fixed percentage of the inflation-adjusted principal amount.  For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%).  If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.  Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation.  However, the current market value of the bonds is not guaranteed, and will fluctuate.  Each Fund may also invest in other inflation related bonds which may or may not provide a similar guarantee.  If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.  The value of inflation-indexed bonds is expected to change in response to changes in real interest rates.  Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation.

Interest-Only Securities

Interest only securities (“IOs”) are a form of stripped mortgage security.  Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks and special purpose subsidiaries of the foregoing.  The risk of early prepayment is the primary risk associated with IOs.

Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets.  IOs are one class of a stripped mortgage security that receives all of the interest (while another class will receive all of the principal (“POs” or “principal only class”)).

Interest Rate and Equity Swaps and Related Transactions

Each Fund may enter into interest rate and equity swaps and may purchase or sell (i.e., write) interest rate and equity caps, floors and collars.  A Fund expects to enter into these transactions in order to hedge against either a decline in the value of the securities included in the Fund’s portfolio, or against an increase in the price of the securities which it plans to purchase, in order to preserve or maintain a return or spread on a particular investment or portion of its portfolio or to achieve a particular return on cash balances, or in order to increase income or gain.  Interest rate and equity swaps involve the exchange by a Fund with another party of their respective commitments to make or receive payments based on a notional principal amount.  The purchase of an interest rate or equity cap entitles the purchaser, to the extent that a specified index exceeds a predetermined level, to receive payments on a contractually-based principal amount from the party selling the interest rate or equity cap.  The purchase of an interest rate or equity floor entitles the purchaser, to the extent that a specified index falls below a predetermined rate, to receive payments on a contractually-based principal amount from the party selling the interest rate or equity floor.  A collar is a combination of a cap and a floor which preserve a certain return within a predetermined range of values.

A Fund will usually enter into interest rate and equity swaps on a net basis (i.e., the two payment streams are netted out), with the Fund receiving or paying, as the case may be, only the net amount of the two payments.  The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each interest rate or equity swap will generally be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be designated to cover such liability.  If a Fund enters into an interest rate or equity swap on other than a net basis, the Fund will designate the full amount accrued on a daily basis of the Fund’s obligations with respect to the swap.

The use of interest rate and equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.  If the Adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of a Fund would diminish compared with what it would have been if these investment techniques were not utilized.  Moreover, even if the Adviser is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

As is the case with options strategies, the effective use of swaps and related transactions by a Fund may depend, among other things, on the Fund’s ability to terminate the transactions at times when the Adviser deems it desirable to do so.  To the extent a Fund does not, or cannot, terminate such a transaction in a timely manner, the Fund may suffer a loss in excess of any amounts that it may have received, or expected to receive, as a result of entering into the transaction.

The liquidity of swap agreements will be determined by the Adviser based on various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers in the marketplace, (iii) dealer undertakings to make a market, (iv) the nature of the security (including any demand or tender features), and (v) the nature of the marketplace for trades (including the ability to assign or offset a Fund’s rights and obligations relating to the investment).

There is no limit on the amount of interest rate and equity swap transactions that may be entered into by a Fund.  The effective use of swaps and related transactions by a Fund may depend, among other things, on the Fund’s ability to terminate the transactions at times when the Adviser deems it desirable to do so.  Because swaps and related transactions are bilateral contractual arrangements between a Fund and counterparties to the transactions, a Fund’s ability to terminate such an arrangement may be considerably more limited than in the case of an exchange traded instrument.  To the extent a Fund does not, or cannot, terminate such a transaction in a timely manner, the Fund may suffer a loss in excess of any amounts that it may have received, or expected to receive, as a result of entering into the transaction.  If the other party to a swap defaults, a Fund’s risk of loss is the net amount of payments that the Fund contractually is entitled to receive, if any.  A Fund may purchase and sell caps, floors and collars without limitation, subject to the segregated account requirement described above.

Loans of Portfolio Securities

Upon approval by the Board of Trustees, a Fund may lend portfolio securities to brokers or dealers or other financial institutions in accordance with policies and procedures of the Trust, as may be adopted from time to time.  The procedure for the lending of securities will typically include the following features and conditions.  The collateral will consist either of U.S. Government Securities or the borrower of the securities will deposit cash with a Fund in an amount equal to a minimum of 100% of the market value of the securities lent.  A Fund will seek to invest the collateral in short-term debt securities, cash equivalents (or pooled investment vehicle interests in cash, cash equivalents and short-term debt instruments) and earn the income thereon.  A negotiated portion of the income so earned may be paid to the borrower or the broker who arranged the loan.  The collateral will be marked to market daily, and if the value of the collateral drops below the required minimum at any time, the borrower may typically be called upon to post additional collateral.  These will be “demand” loans and may be terminated by a Fund at any time.  A Fund will receive any dividends and interest paid on the securities lent, although the U.S. federal income tax characteristics of such payment may change.  A Fund’s performance will continue to reflect changes in the value of the securities loaned.

These transactions must be fully collateralized at all times, but involve some credit risk to a Fund if the borrower or the party (if any) guaranteeing the loan should default on its obligations.  In the event of the default or bankruptcy of the other party to a securities loan, a Fund could experience delays in recovering the securities it lent.  To the extent that, in the meantime, the value of the securities a Fund lent has increased or the value of the collateral decreased, the Fund could experience a loss.  In the event of a default by the borrower, a Fund will, if permitted by law, dispose of such collateral except that the Fund may retain any such part thereof that is a security in which the Fund is permitted to invest.

Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, a Fund, as the lender, generally retains the right to call the loans and obtain the return of the securities loaned at any time on reasonable notice, and it will attempt to do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters which the Adviser believes materially affect the investment; however, a Fund may not be able to recall the securities in time for the Fund to be the owner on the record date for determining shareholders entitled to vote or consent on the matter.  A Fund may typically also call such loans in order to sell the securities involved.

Money Market Instruments/Securities

In seeking to provide downside protection, during periods of high market volatility each Fund may hold money market instruments, including commercial paper, bankers acceptances, certificates of deposit and other short-term debt securities. Each Fund may also hold these instruments as ancillary liquid assets.

Non-U.S. Securities

Investors should recognize that investing in the securities of non-U.S. issuers generally, and particularly in emerging and frontier market issuers, involves special considerations which are not typically associated with investing in securities of U.S. issuers.  Investments in securities of non-U.S. issuers may involve risks arising from differences between U.S. and non-U.S. securities markets, including less volume, much greater price volatility in and relative illiquidity of non-U.S. securities markets, different trading and settlement practices, and less governmental supervision and regulation, from changes in currency exchange rates, from high and volatile rates of inflation, from economic, social and political conditions and, as with domestic multinational corporations, from fluctuating interest rates.

Since most non-U.S. securities are denominated in non-U.S. currencies or traded primarily in securities markets in which settlements are made in non-U.S. currencies, the value of these investments and the net investment income available for distribution to shareholders of a Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations.  Because each Fund may purchase securities denominated in non-U.S. currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of a Fund’s assets and a Fund’s income available for distribution.  Each Fund’s foreign currency transactions may give rise to ordinary income or loss for U.S. federal income tax purposes, to the extent such income or loss results from fluctuations in the value of the foreign currency.

In addition, although each Fund’s income may be received or realized in foreign currencies, each Fund will be required to compute and distribute its income in U.S. dollars.  Therefore, if the value of a currency relative to the U.S. dollar declines after a Fund’s income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of such dividend, a Fund could be required to liquidate portfolio securities to pay such dividend.  Similarly, if the value of a currency relative to the U.S. dollar declines between the time a Fund incurs expenses or other obligations in U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

Certain markets are in only the earliest stages of development.  There is also a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries.  Many of such markets also may be affected by developments with respect to more established markets in the region.  Brokers in non-U.S. and emerging/frontier market countries typically are fewer in number and less capitalized than brokers in the United States.  These factors, combined with the U.S. regulatory requirements for open-end investment companies and the restrictions on foreign investment, result in potentially fewer investment opportunities for a Fund and may have an adverse impact on the investment performance of a Fund.  There generally is less governmental supervision and regulation of exchanges, brokers and issuers in non-U.S. countries than there is in the United States.  For example, there may be no comparable provisions under certain non-U.S. laws to insider trading and similar investor protection securities laws that apply with respect to securities transactions consummated in the United States.  Further, brokerage commissions and other transaction costs on non-U.S. securities exchanges, particularly in frontier markets, generally are higher than in the United States.  With respect to investments in certain emerging market countries, less comprehensive legal systems may have an adverse impact on a Fund.  For example, while the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation is generally limited to the amount of the shareholder’s investment, the notion of limited liability is less clear in emerging market countries.  Similarly, the rights of investors in emerging market companies may be more limited than those of shareholders of U.S. corporations.

Other investment risks include the possible imposition of foreign withholding taxes on certain amounts of a Fund’s income which may reduce the net return on non-U.S. investments as compared to income received from a U.S. issuer, the possible seizure or nationalization of foreign assets and the possible establishment of exchange controls, expropriation, confiscatory taxation, other foreign governmental laws or restrictions which might affect adversely payments due on securities held by a Fund, the lack of extensive operating experience of eligible foreign sub-custodians, and legal limitations on the ability of a Fund to recover assets held in custody by a foreign sub-custodian in the event of the sub-custodian’s bankruptcy.

In addition, there may be less publicly-available information about a non-U.S. issuer than about a U.S. issuer, and non-U.S. issuers may not be subject to the same accounting, auditing and financial record-keeping standards and requirements as U.S. issuers.  In particular, the assets and profits appearing on the financial statements of an emerging or frontier market country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with U.S. generally accepted accounting principles.  In addition, for an issuer that keeps accounting records in local currency, inflation accounting rules may require, for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer’s balance sheet in order to express items in terms of currency of constant purchasing power.  Inflation accounting may indirectly generate losses or profits.  Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets.  Finally, in the event of a default of any such foreign obligations, it may be more difficult for a Fund to obtain or enforce a judgment against the issuers of such obligations.  The manner in which foreign investors may invest in companies in certain emerging and frontier market countries, as well as limitations on such investments, also may have an adverse impact on the operations of a Fund.  For example, a Fund may be required in certain of such countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of the Fund.  Re-registration may in some instances not be able to occur on a timely basis, resulting in a delay during which the Fund may be denied certain of its rights as an investor.

Non-U.S. markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.  Further, satisfactory custodial services for investment securities may not be available in some countries having smaller emerging markets, which may result in a Fund incurring additional costs and delays in transporting and custodying such securities outside such countries.  Delays in settlement or other problems could result in periods when assets of a Fund are uninvested and no return is earned thereon.  The inability of a Fund to make intended security purchases due to settlement problems or the risk of intermediary counterparty failures could cause the Fund to miss attractive investment opportunities.  The inability to dispose of a portfolio security due to settlement problems could result either in losses to a Fund due to subsequent declines in the value of such portfolio security or, if a Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

Non-U.S. Sub-custodians

Rules adopted under the 1940 Act permit each Fund to maintain its non-U.S. securities and cash in the custody of certain eligible non-U.S. banks and securities depositories.

Certain banks in non-U.S. countries may not be eligible sub-custodians for a Fund, in which event a Fund may be precluded from purchasing securities in certain non-U.S. countries in which it otherwise would invest or which may result in a Fund’s incurring additional costs and delays in providing transportation and custody services for such securities outside of such countries.  A Fund may encounter difficulties in effecting on a timely basis portfolio transactions with respect to any securities of issuers held outside their countries.  Other banks that are eligible non-U.S. sub-custodians may be recently organized or otherwise lack extensive operating experience.  In addition, in certain countries there may be legal restrictions or limitations on the ability of a Fund to recover assets held in custody by non-U.S. sub-custodians in the event of the bankruptcy of the sub-custodian.

Options

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer of the option the obligation to buy (if the option is exercised), the underlying security, index, currency or other instrument at the exercise price.  A Fund’s purchase of a put option on a security, for example, might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value of such instrument by giving a Fund the right to sell the instrument at the option exercise price.  A call option, upon payment of a premium, gives the purchaser of the option the right to buy (if the option is exercised), and the seller the obligation to sell, the underlying instrument at the exercise price.  A Fund’s purchase of a call option on a security, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument.  An “American” style put or call option may be exercised at any time during the option period, whereas a “European” style put or call option may be exercised only upon expiration or during a fixed period prior to expiration.  Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to the options.

In order to hedge against adverse market shifts or to potentially increase income or gain, a Fund may purchase put and call options or write “covered” put and call options on stock indices, interest rates and currencies.  In addition, a Fund may utilize options on currencies in order to hedge against currency exchange rate risks or to gain exposure to one or more currencies.  A call option written by a Fund is “covered” so long as the Fund owns: (i) the underlying investment subject to the option; (ii) securities convertible or exchangeable without the payment of any consideration into the securities subject to the option; or (iii) a call option on the relevant security or currency with an exercise price no higher than the exercise price on the call option written.  A put option written by a Fund is “covered” if the Fund either (a) designates on its or its custodian records liquid securities having a value at least equal to the exercise price of the underlying investment or (b) has certain offsetting puts.  Parties to options transactions must make certain payments and/or set aside certain amounts of assets in connection with each transaction.

By writing a call, a Fund will generally limit its opportunity to profit from an increase in the market value of the underlying investment above the exercise price of the option for as long as the Fund’s obligation as writer of the option continues.  By writing a put, a Fund will generally limit its opportunity to profit from a decrease in the market value of the underlying investment below the exercise price of the option for as long as the Fund’s obligation as writer of the option continues.  Upon the exercise of a put option written by a Fund, the Fund may suffer an economic loss equal to the difference between the price at which the Fund is required to purchase the underlying investment and its market value at the time of the option exercise, less the premium received for writing the option.  Upon the exercise of a call option written by a Fund, the Fund may suffer an economic loss equal to an amount not less than the Fund’s acquisition cost of the investment underlying the option, less the sum of the premium received for writing the option and the exercise price paid to the Fund.

A Fund may choose to exercise the options it holds, permit them to expire or terminate them prior to their expiration by entering into closing transactions.  A Fund may enter into a closing purchase transaction in which the Fund purchases an option having the same terms as the option it had written or a closing sale transaction in which the Fund sells an option having the same terms as the option it had purchased.

Exchange-listed options on securities and currencies, with certain exceptions, generally settle by physical delivery of the underlying security or currency, although in the future, cash settlement may become available.  Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.  Index options are cash settled for the net amount, if any, by which the option is “in-the-money” (that is, the amount by which the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties (collectively referred to as “counterparties” and individually referred to as a “counterparty”) through a direct bilateral agreement with the counterparty.  In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guaranties and security, are determined by negotiation of the parties.

Unless the parties provide for it, no central clearing or guaranty function is involved in an OTC option.  As a result, if a counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction.  Thus, the Adviser must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty’s credit to determine the likelihood that the terms of the OTC option will be met.

If a Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments held by the Fund or will increase the Fund’s income.  Similarly, the sale of put options can also provide gains for a Fund.  A Fund may purchase and sell call options on securities that are traded on U.S. and foreign securities exchanges and in the OTC markets, and on securities indices and currencies.  All calls sold by a Fund must be “covered” (that is, the Fund must own the securities subject to the call), or must otherwise meet the asset segregation requirements described below for so long as the call is outstanding.  Even though a Fund will receive the option premium to help protect it against loss, use of options could result in losses to the Fund, force the purchase or sale of portfolio securities at inopportune times or for prices higher or lower than current market values, or cause the Fund to hold a security it might otherwise sell or sell a security it might otherwise hold.

A Fund’s ability to close out its position as a purchaser or seller of an OCC-issued or exchange-listed put or call option is dependent, in part, upon the liquidity of the particular option market.  Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or the OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although any such outstanding options on that exchange would continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded.  To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that would not be reflected in the corresponding option markets.

Each Fund reserves the right to purchase or sell options on instruments and indices other than those described here and which may be developed in the future to the extent consistent with applicable law, the Fund’s investment objective and the restrictions set forth herein.

Options on Stocks and Stock Indices.  Each Fund may purchase put and call options and write covered put and call options on stocks and stock indices in order to hedge against movements in the equity markets or to potentially increase income or gain to the Fund.  In addition, each Fund may purchase options on stocks that are traded over-the-counter.  Options on stock indices are similar to options on specific securities.  However, because options on stock indices do not involve the delivery of an underlying security, the option represents the holder’s right to obtain from the writer cash in an amount equal to a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying stock index on the exercise date.  Options are also traded in certain industry or market segment indices such as the Oil Index, the Computer Technology Index, and the Transportation Index.  Stock index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded.

If the Adviser expects general stock market prices to rise, a Fund might purchase a call option on a stock index as a hedge against an increase in prices of particular equity securities it wants ultimately to buy.  If the stock index does rise, the price of the particular equity securities intended to be purchased may also increase, but that increase should be offset in part by the increase in the value of a Fund’s index option resulting from the increase in the index.  If, on the other hand, the Adviser expects general stock market prices to decline, it might purchase a put option on the index.  If that index does decline, the value of some or all of the equity securities in a Fund’s portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Fund’s position in such put option.

Options on Currencies.  Each Fund may invest in options on currencies traded on domestic and foreign securities exchanges in order to hedge against currency exchange rate risks or to increase income or gain, as described above in “Currency Transactions.”

Other Investment Companies (excluding ETFs)

Each Fund may invest in shares of other investment companies, including open-end investment companies, subject to limits prescribed by the 1940 Act.  These investment companies typically incur fees that are separate from those fees incurred directly by a Fund.  A Fund’s purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses.  No adjustments will be made to the advisory fee with respect to assets of a Fund invested in such investment companies.

A Fund’s investment in other investment companies may include securities of closed-end investment companies investing in foreign securities.  A Fund will invest in closed-end investment companies only in furtherance of their investment objectives.  Growth in appreciation and dividends in foreign markets sometimes occurs at a faster rate than in domestic markets.  The ability of a Fund to invest in closed-end investment companies that invest in foreign securities provides, indirectly, greater variety and added expertise with respect to investments in foreign markets than if the Fund invested directly in such markets.  Such companies themselves, however, may have policies that are different from those of a Fund.

A Fund’s investment in other investment companies may also include shares of ETFs, which are described elsewhere in this section under the heading “Exchange-Traded Funds and Other Similar Instruments.”

Preferred Stock

Preferred stocks, like debt obligations, are generally fixed-income securities.  Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer’s board of directors, but do not participate in other amounts available for distribution by the issuing corporation.  Dividends on the preferred stock may be cumulative, and generally all cumulative dividends must be paid prior to common shareholders receiving any dividends.  Because as a general matter preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks.  Upon liquidation, preferred stocks are generally entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock.  Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities.  In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

Repurchase Agreements

Each Fund may enter into repurchase agreements.  A repurchase agreement is a transaction in which the seller of a security commits itself at the time of sale to repurchase that security from the buyer at a mutually agreed upon time and price.  The resale price is in excess of the purchase price and reflects an agreed-upon market interest rate unrelated to the coupon rate on the purchased security.  Such transactions afford a Fund the opportunity to earn a return on temporarily available cash at relatively low market risk.  The Adviser monitors the value of the securities underlying the repurchase agreement at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the securities always equals or exceeds the repurchase price.  Each Fund requires that additional securities be deposited if the value of the securities purchased decreases below their resale price and does not bear the risk of a decline in the value of the underlying security unless the seller defaults under the repurchase obligation.

While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. government, the obligation of the seller is not guaranteed by the U.S. government and there is a risk that the seller may fail to repurchase the underlying security.  In such event, a Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market.  However, a Fund may be subject to various delays and risks of loss, including (i) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (ii) possible reduced levels of income and lack of access to income during this period, and (iii) inability to enforce rights and the expenses involved in the attempted enforcement.

Repurchase agreements with maturities of more than seven days will be treated as illiquid securities.

Reverse Repurchase Agreements

Each Fund may enter into “reverse” repurchase agreements to avoid selling securities during unfavorable market conditions to meet redemptions.  Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities and agree to repurchase them from the buyer at a particular date and price.  Whenever a Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets in an amount at least equal to the repurchase price marked to market daily (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained.  Each Fund pays interest on amounts obtained pursuant to reverse repurchase agreements.  Reverse repurchase agreements are considered to be borrowings by a Fund. See “Borrowing” above.

Restricted Securities and Securities With Limited Trading Markets (Rule 144A)

Each Fund may purchase securities for which there is a limited trading market or which are subject to restrictions on resale to the public.  If a Fund were to acquire substantial positions in securities with limited trading markets, the activities of the Fund could have an adverse effect upon the liquidity and marketability of such securities and the Fund might not be able to dispose of its holdings in those securities at then current market prices.  Circumstances could also exist (to satisfy redemptions, for example) when portfolio securities might have to be sold by a Fund at times which otherwise might be considered to be disadvantageous so that the Fund might receive lower proceeds from such sales than it had expected to realize.  Investments in securities which are “restricted” may involve added expenses to a Fund should the Fund be required to bear registration costs with respect to such securities and could involve delays in disposing of such securities which might have an adverse effect upon the price and timing of sales of such securities and the liquidity of the Fund with respect to redemptions.  Restricted securities and securities for which there is a limited trading market may be significantly more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in such securities may have an adverse impact on net asset value.  Each Fund may purchase Rule 144A securities for which there may be a secondary market of qualified institutional buyers as contemplated by Rule 144A under the 1933 Act. Liquidity determinations with respect to Rule 144A securities will be made by the Board of Trustees or by the Adviser pursuant to guidelines established by the Board.  A Fund’s holdings of Rule 144A securities which are considered liquid securities will not be subject to the Fund’s applicable limitation on investments in illiquid securities.

Securities Related Activities

In some countries, banks or other financial institutions may constitute a substantial number of the leading companies or companies with the most actively traded securities.  The 1940 Act limits each Fund’s ability to invest in any equity security of an issuer which, in its most recent fiscal year, derived more than 15% of its revenues from “securities related activities,” as defined by the rules thereunder.  These provisions may also restrict a Fund’s investments in certain non-U.S. banks and other financial institutions.

Short Sales

Each Fund may make short sales of securities consistent with its strategies.  A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale.  A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain.  Any gain will be decreased, and any loss increased, by the transaction costs described above.  The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets that the Adviser determines to be liquid in accordance with procedures established by the Board of Trustees and that is equal to the current market value of the securities sold short, or will ensure that such positions are covered by “offsetting” positions, until the Fund replaces the borrowed security.  A short sale is “against the box” to the extent that a Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.  Each Fund may engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder.  To the extent a Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

Temporary Defensive Positions

Each Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions. While in a temporary investment position, a Fund may invest some or all of its assets in cash and/or cash equivalent securities. Cash equivalent securities include, but are not limited to, obligations of the U.S. Government, money market fund shares, commercial paper, certificates of deposit and/or bankers acceptances, as well as other interest bearing or discount obligations or debt instruments that carry an investment grade rating by a national rating agency.  Under such circumstances, a Fund may not achieve its investment objective.

Use of Segregated and Other Special Accounts

Use of many derivatives by a Fund will require, among other things, that the Fund designate liquid assets to cover its obligations under the derivative to the extent the Fund’s obligations are not otherwise “covered” through ownership of the underlying security, financial instrument or currency or otherwise.  In general, either the full amount of any obligation by a Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of liquid assets at least equal to the current amount of the obligation must be designated.  A call option on securities written by a Fund, for example, will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to designate liquid securities sufficient to purchase and deliver the securities if the call is exercised.  A call option sold by a Fund on an index will require the Fund to own portfolio securities that correlate with the index or to segregate liquid securities equal to the excess of the index value over the exercise price on a current basis.  A put option on securities written by a Fund will require the Fund to designate liquid securities equal to the exercise price.

The options entered into by a Fund, including those on securities, currency, financial instruments or indices, and OCC-issued and exchange-listed index options may provide for cash settlement or for physical delivery.

Derivatives may be covered by means other than those described above when consistent with applicable regulatory policies.  Each Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related derivatives.  A Fund could purchase a put option, for example, if the strike price of that option is the same as or higher than the strike price of a put option sold by the Fund.  Moreover, instead of designating assets if it holds a forward contract, a Fund could purchase a put option on the same forward contract with a strike price as high as or higher than the price of the contract held.  Other derivatives may also be offset in combinations.  If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required, but if it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.

U.S. Government Securities

Each Fund may invest without limit in securities issued or guaranteed by the U.S. government or by its agencies or instrumentalities.  U.S. government securities in general include a wide variety of U.S. Treasury obligations consisting of bills, notes and bonds, which principally differ only in their interest rates, maturities and times of issuance.  Securities issued or guaranteed by U.S. government agencies and instrumentalities are debt securities issued by agencies or instrumentalities established or sponsored by the U.S. government and may be backed only by the credit of the issuing agency or instrumentality.  A Fund will invest in such obligations only where the Adviser is satisfied that the credit risk with respect to the issuer is minimal.

Securities issued by the U.S. Treasury generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from these securities are generally lower than the yields available from corporate fixed-income securities.  Like other debt securities, however, the values of U.S. government securities change as interest rates fluctuate, which could affect a Fund’s net asset value.  Since the magnitude of these fluctuations will generally be greater at times when a Fund’s average maturity is longer, under certain market conditions a Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities. Some U.S. Government securities (such as Fannie Maes and Freddie Macs) are guaranteed as to the payment of principal and interest by the relevant entity (e.g., FNMA or FHLMC) but are not backed by the full faith and credit of the U.S. government.  Therefore, the securities would generally be neither issued nor guaranteed by the U.S. Treasury.

CMOs and MBS Derivatives

The CMO and stripped MBS markets were developed specifically to reallocate the various risks inherent in MBS across various bond classes (“tranches”).  For example, CMO “companion” classes typically experience much greater average life variability than other CMO classes or MBS pass-throughs.  Interest-only pass-through securities experience greater yield variability relative to changes in prepayments.  “Inverse floaters” experience greater variability of returns relative to changes in interest rates.  To the extent that a Fund concentrates its investments in these or other “derivative” securities, the prepayment risks, interest rate risks, and hedging risks associated with such securities will be severely magnified.

Warrants and Rights

Each Fund may invest in warrants and rights.  Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price until a stated expiration date.  Buying a warrant generally can provide a greater potential for profit or loss than an investment of equivalent amounts in the underlying common stock.  The market value of a warrant does not necessarily move with the value of the underlying securities.  If a holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying security does not, before the expiration date, exceed the exercise price of the warrant. Investing in warrants is a speculative activity.  Warrants pay no dividends and confer no rights (other than the right to purchase the underlying securities) with respect to the assets of the issuer.  A right is a privilege granted, typically to existing shareholders of a corporation, to subscribe for shares of a new issue of stock before it is issued.  Rights normally have a short life, usually two to four weeks, may be freely transferable and generally entitle the holder to buy the new common stock at a lower price than the public offering price.

Zero Coupon Securities, Pay-In-Kind Bonds and Deferred Payment Securities

Each Fund may invest in zero coupon securities, pay-in-kind bonds and deferred payment securities.  Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity.  When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value.  This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be.  Zero coupon securities may have conversion features.  Each Fund also may purchase pay-in-kind bonds.  Pay-in-kind bonds pay all or a portion of their interest in the form of debt or equity securities.  Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

Zero coupon securities, pay-in-kind bonds and deferred payment securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities.  The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities.  Zero coupon securities, pay-in-kind bonds and deferred payment securities may be issued by a wide variety of corporate and governmental issuers.  Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will not generally be considered illiquid for the purposes of a Fund’s limitation on investments in illiquid securities.

Current U.S. federal income tax law requires the holder of a zero coupon security, certain pay-in-kind bonds, deferred payment securities and certain other securities acquired at a discount to accrue income with respect to these securities prior to the receipt of cash payments.  Accordingly, to avoid liability for U.S. federal income and excise taxes, a Fund may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

INVESTMENT LIMITATIONS

Fundamental and Non-Fundamental Investment Restrictions

Fundamental Investment Restrictions

The following is a description of fundamental policies of each Fund that may not be changed without the vote of a majority of a Fund’s outstanding voting securities.  Under the 1940 Act, the vote of a majority of the outstanding securities of a company means the vote, at the annual or a special meeting of the security holders of such company duly called: (A) of 67 per centum or more of the voting securities present at such meeting, if the holders of more than 50 per centum of the outstanding voting securities of such company are present or represented by proxy; or (B) of more than 50 per centum of the outstanding voting securities of such company, whichever is less.  The other restrictions set forth below, as well as each Fund’s investment objective and each of the other investment restrictions set forth in the Prospectus or this SAI and not designated as fundamental, are not fundamental policies and may be changed by the Board of Trustees.  The percentages set forth below and the percentage limitations set forth in the Prospectus apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.  For purposes of the fundamental and non-fundamental restrictions set forth below, “total assets” means net assets, plus the amount of any borrowings for investment purposes.

Each Fund may not:

(1)	Purchase securities which would cause 25% or more of the value of its total assets at the time of the purchase to be directly invested in the securities of one or more issuers conducting their principal business activities in the same industry (excluding obligations issued or guaranteed by the U.S. Government or any state or territory of the United States or any of their agencies, instrumentalities or political subdivisions);
(2)	Borrow money, except to the extent permitted under the 1940 Act;
(3)	Make loans, except that a Fund may purchase or hold debt instruments in accordance with its investment objectives and policies; provided however, this restriction does not apply to repurchase agreements or loans of portfolio securities;
(4)	Act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;
(5)	Purchase or sell real estate, although a Fund may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and they may acquire and dispose of real estate or interests in real estate acquired through the exercise of their rights as a holder of debt obligations secured by real estate or interests therein;
(6)	Purchase or sell commodities, unless acquired as a result of ownership of securities or other instruments; however, this restriction shall not prevent a Fund from engaging in transactions involving swaps, futures contracts, forward contracts, options or other derivative instruments, investing in securities that are secured by commodities or investing in companies or other entities that are engaged in a commodities or commodities trading business or that have a significant portion of their assets in commodities-related investments, subject to restrictions described in each Fund’s Prospectus and elsewhere in this SAI; and

(7)	Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.

For the purposes of restriction (1) above, industry classifications are determined for each Fund in accordance with the industry or sub-industry classifications established by Russell sector and industry classifications. Each Fund may use other classification titles, standards and systems from time to time, as it determines to be in the best interests of shareholders.  The use of any particular classification system is not a fundamental policy.

Restrictions (2) and (7) above shall be interpreted based upon no-action letters and other pronouncements of the staff of the U.S. Securities and Exchange Commission (“SEC”).  Under current pronouncements, certain Fund positions may be excluded from the definition of “senior security” so long as each Fund maintains adequate cover, segregation of assets or otherwise.  See “Borrowing” above.

Non-Fundamental Investment Restrictions

In addition, it is contrary to each Fund’s present policies, which may be changed without shareholder vote, to purchase any illiquid security, including any securities whose disposition is restricted under federal securities laws and securities that are not readily marketable, if, as a result, more than 15% of a Fund’s net assets (based on then-current value) would then be invested in such securities.  For purposes of this restriction, the staff of the SEC is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction.  Until that position is revised, modified or rescinded, each Fund will conduct its operations in a manner consistent with this view.  This limitation on investment in illiquid securities does not apply to certain restricted securities, including securities pursuant to Rule 144A under the Securities Act of 1933, as amended, and certain commercial paper that the Adviser has determined to be liquid under procedures approved by the Board of Trustees.

PORTFOLIO TURNOVER

Purchases and sales of portfolio securities may be made as considered advisable by the Adviser in the best interests of the shareholders.  Each Fund’s portfolio turnover rate may vary from year to year, as well as within a year.  Each Fund’s distributions of any net short-term capital gains realized from portfolio transactions are taxable to shareholders as ordinary income.  In addition, higher portfolio turnover rates can result in corresponding increases in portfolio transaction costs for the Fund.  See “PORTFOLIO TRANSACTIONS AND BROKERAGE” in this SAI.

For reporting purposes, each Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by a Fund during the fiscal year.  In determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded.  A 100% portfolio turnover rate would occur, for example, if all of the securities in a Fund’s investment portfolio (other than short-term money market securities) were replaced once during the fiscal year.  Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

DISCLOSURE OF PORTFOLIO HOLDINGS

This Policy sets forth the conditions under which Portfolio Holdings (defined below) data for the Trust on behalf of a Fund may be disclosed to Third Parties (defined below) (which may include the public) and Service Providers (defined below).  No data about a Fund may be disclosed except in accordance with this Policy.

Portfolio Holdings data includes, but is not limited to, the following information about a Fund:  (i) specific securities held; (ii) industry sector breakdowns as a percentage of portfolio net assets; (iii) asset composition (e.g., equities versus bonds); (iv) U.S. versus foreign holdings percentage breakdowns and regional breakdowns (e.g., Asia, North America); and (v) top 10 portfolio holdings in order of position size, including percentage of portfolio.

“Third Parties” or a “Third Party” means a person other than a Service Provider, an employee of a Service Provider, a Trustee of the Board of Trustees of the Trust, or an officer of the Trust.

“Service Providers” or a “Service Provider” includes, but is not limited to, the investment adviser, administrator, custodian, transfer agent, fund accountant, principal underwriter, software or technology service providers, pricing and proxy voting service providers, research and trading service providers, auditors, accountants, and legal counsel, or any other entity that has a need to know such information in order to fulfill their contractual obligations to provide services to the Fund.

Policy Overview

The Board has adopted, on behalf of each Fund, policies and procedures relating to disclosure of the Portfolio Holdings.  These policies and procedures are designed to protect the confidentiality of the Portfolio Holdings’ information and to prevent the selective disclosure of such information.  These policies and procedures may be modified at any time with the approval of the Board.

In order to protect each Fund from any trading practices or other use by a Third Party that could harm a Fund, Portfolio Holdings’ and other Fund-specific information must not be selectively released or disclosed except under the circumstances described below.

The Board of Trustees will periodically review the list of entities that have received, other than through public channels, Portfolio Holdings data, to ensure that the disclosure of the information was in the best interest of shareholders, identify any potential for conflicts of interest and evaluate the effectiveness of its current portfolio holding policy.

The identity of such entities is provided below:
Name of Recipient	Frequency of Holdings Disclosure	Information Lag	Date of Information	Date Provided to Recipients
Clarkston Capital Partners, LLC (Adviser)	Daily	None	Daily	Daily

ALPS Fund Services, Inc. (Administrator)	Daily	None	Daily	Daily

MUFG Union Bank, N.A. (Custodian)	Daily	None	Daily	Daily

KPMG LLP (Accountants)	As needed	None	As needed	As needed

Dechert LLP (Independent Trustee Counsel)	As needed	None	As needed	As needed

Davis Graham & Stubbs LLP (Fund Counsel) (Trust Counsel) (Counsel)	As needed	None	As needed	As needed

Interactive Brokers Inc.	Daily	None	Daily	Daily

Factset	Daily	None	Daily	Daily

Morningstar	Quarterly	30 days	Quarterly	30 days

Only officers of the Trust and their authorized agents, including, but not limited to, the Chief Compliance Officer of the investment adviser, may approve the disclosure of a Fund’s Portfolio Holdings.  Except as set forth under “Policy Exceptions” below, exceptions to this Policy may only be made if an officer of the Trust and its authorized agents, including, but not limited to, the Chief Compliance Officer of the investment adviser, determines that the disclosure is being made for a legitimate business purpose and such disclosures must be documented and reported to the Board on a quarterly basis.  In all cases, Third Parties and Service Providers are required to execute a non-disclosure agreement requiring the recipient to keep confidential any Portfolio Holdings data received and not to trade on the Confidential Portfolio Information (defined below) received.  Neither the Trust nor its Service Providers (nor any persons affiliated with either) can receive any compensation or other consideration in connection with the sharing of the Fund’s Portfolio Holdings.

Disclosure of the Portfolio Holdings’ information that is not publicly available (“Confidential Portfolio Information”) may be made to Service Providers.  In addition, to the extent permitted under applicable law, the investment adviser may distribute (or authorize the custodian or principal underwriter to distribute) Confidential Portfolio Information to a Fund’s relevant Service Providers and to facilitate the review of a Fund by certain mutual fund analysts and ratings agencies (such as Morningstar and Lipper Analytical Services) (“Rating Agencies”); provided that such disclosure is limited to the information that the investment adviser believes is reasonably necessary in connection with the services to be provided.  As noted above, except to the extent permitted under this Policy, Confidential Portfolio Information may not be disseminated for compensation or other consideration.

Before any disclosure of Confidential Portfolio Information to Service Providers or Rating Agencies is permitted, a Fund’s investment adviser’s Chief Compliance Officer (or persons designated by the investment adviser’s Chief Compliance Officer) must determine in writing that, under the circumstances, the disclosure is being made for a legitimate business purpose.  Furthermore, the recipient of Confidential Portfolio Information by a Service Provider or Rating Agency must be subject to a written confidentiality agreement that prohibits any trading upon the Confidential Portfolio Information or the recipient must be subject to professional or ethical obligations not to disclose or otherwise improperly use the information, such as would apply to independent registered public accounting firms or legal counsel.

Each Fund’s investment adviser shall have primary responsibility for ensuring that the Portfolio Holdings’ information is disclosed only in accordance with this Policy.  As part of this responsibility, each Fund’s investment adviser will maintain such internal policies and procedures as it believes are reasonably necessary for preventing the unauthorized disclosure of Confidential Portfolio Information.

Full Portfolio Holdings

The disclosure policy currently authorizes the quarterly dissemination of full portfolio holdings of a Fund with a thirty (30) calendar day lag.  Except as set forth in this Policy, the full holdings of a Fund will also be disclosed on a quarterly basis on forms required to be filed with the SEC as follows: (i) Portfolio Holdings as of the end of each fiscal year will be filed as part of the annual report filed on Form N-CSR; (ii) Portfolio Holdings as of the end of the first and third fiscal quarters will be filed in Form N-Q; and (iii) Portfolio Holdings as of the end of the second fiscal quarter will be filed as part of the semi-annual report filed on Form N-CSR.  The Trust’s Form N-CSRs and Form N-Qs are available on the SEC’s website at www.sec.gov.

Partial Portfolio Holdings

Except as set forth in this Policy, partial Portfolio Holdings information will only be provided to Third Parties for the most recent month-end period and only after a thirty (30) calendar day delay from the end of the month being provided.  These holdings may include any combination of the Portfolio Holdings information, except for full Portfolio Holdings.

Policy Exceptions

The following disclosures of Portfolio Holdings are not prohibited by this Policy:

▪	Disclosures that are required by law;
▪	Disclosures necessary for Service Providers;
▪	Disclosure necessary for Rating Agencies to assess applicable fund ratings;
▪	Disclosures necessary to broker-dealers or banks as part of the normal buying, selling, shorting or other transactions in portfolio securities;
▪	Disclosures to the applicable Fund’s or Service Providers’ regulatory authorities, accountants or counsel; or
▪	Disclosures to the adviser of a Fund of compiled data concerning accounts managed by the adviser.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment Decisions and Portfolio Transactions

Investment decisions for each Fund are made with a view to achieving its investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including each Fund).  Some securities considered for investment by a Fund may also be appropriate for other clients served by the Adviser.  Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time.  If a purchase or sale of securities consistent with the investment policies of a Fund and one or more of these clients is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Adviser.  Particularly when investing in less liquid or illiquid securities of smaller capitalization companies, such allocation may take into account the asset size of a Fund in determining whether the allocation of an investment is suitable.  The Adviser may aggregate orders for a Fund with simultaneous transactions entered into on behalf of its other clients so long as price and transaction expenses are averaged either for the portfolio transaction or for that day.  Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security.  In some instances, one client may sell a particular security to another client.  It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day’s transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Adviser’s opinion is equitable to each and in accordance with the amount being purchased or sold by each.  There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients, including a Fund.

Brokerage and Research Services

The Adviser places orders for the purchase and sale of portfolio securities for each Fund through several brokers or dealers.  The Adviser conducts a thorough analysis, based on its policies and procedures, to determine the broker or dealer to be used and the commission rates to be paid.  The factors involved in the broker or dealer selection include transaction costs, broker research capabilities and service level.

The commissions paid by a Fund comply with the Adviser’s duty to obtain “best execution.”  Each Fund may pay commissions that are higher than that which they could obtain at another financial institution to effect the same transaction.  The Adviser conducts an analysis and makes a determination as to the reasonableness of commissions in relation to the value of the brokerage and research services received.  In seeking best execution, the determinative factor is not the lowest possible cost, but whether the transaction represents the best qualitative execution, taking into consideration the full range of services, including without limitation, the value of research provided, execution capability, commission rates, and responsiveness.  The Adviser seeks competitive rates but may not obtain the lowest possible commission rates for Fund transactions.  Although each Fund may use a broker-dealer that sells Fund shares to effect transactions for a Fund’s portfolios, a Fund will not consider the sale of Fund shares as a factor when selecting broker-dealers to execute those transactions.

Subject to the Adviser’s policy of seeking best execution for transactions, and subject to the criteria of Section 28(e) of the Securities and Exchange Act of 1934, as amended (the “1934 Act”), the Adviser may place trades with a broker-dealer that provides brokerage and research services.  The Adviser may have an incentive to select or recommend a broker based on its interest in receiving research or other products or services, rather than its interest in receiving the most favorable execution for a Fund.  However, in selecting a broker for research, the Adviser makes a good faith determination that the amount of commission charged is reasonable in relation to the value of the brokerage, research received.  The determination may be viewed in terms of a particular transaction or the Adviser’s overall responsibilities with respect to the accounts over which it exercises investment discretion.  Research and brokerage services provided by broker-dealers chosen by the Adviser to place a Fund’s portfolio transactions may be useful to the Adviser in providing services to the Adviser’s other clients, although not all of these services may be necessarily useful and of value to the Adviser in managing the Funds.  Conversely, brokerage and research products and services provided to the Adviser by broker-dealers in connection with trades executed on behalf of other clients of the Adviser may be useful to the Adviser in managing the Funds, although not all of these brokerage and research products and services may be necessarily useful and of value to the Adviser in managing such other clients.  Subject to Section 28(e) of the 1934 Act, the Adviser may pay a broker additional commission in recognition of the value of the brokerage and/or research services provided by that broker.  When the Adviser uses Fund brokerage commissions to obtain research or other products or services, the Adviser receives a benefit because it does not have to produce or pay for the research, products or services.  The advisory fees paid by a Fund are not reduced because the Adviser receives such services even though the receipt of such services relieves the Adviser from expenses it might otherwise bear.

The Adviser may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Adviser where, in the judgment of the Adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers.  Pursuant to rules of the SEC, a broker-dealer that is an affiliate of the Adviser may receive and retain compensation for effecting portfolio transactions for a Fund on a securities exchange if the commissions paid to such an affiliated broker-dealer by a Fund on exchange transactions do not exceed “usual and customary brokerage commissions.”  The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.”  As required by applicable SEC rules, the Board has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standards.

PURCHASE, EXCHANGE AND REDEMPTION OF SHARES

ALPS Fund Services, Inc. (the “Transfer Agent”) will maintain an account for each shareholder upon which the registration and transfer of shares are recorded, and any transfers shall be reflected by bookkeeping entry, without physical delivery.  Confirmations of each purchase or redemption are sent to each shareholder.  Quarterly statements of account are sent which include shares purchased as a result of a reinvestment of Fund distributions.  The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account (i.e., wiring instructions, telephone privileges, etc.).

Share Classes

Shares of the Clarkston Partners Fund are currently divided into two share classes:  Founders Class and Instituional Class shares. There is only one share class of the Clarkston Fund, the Institutional Class.

The assets received by each class of a Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, that class of the Fund.  The underlying assets of each class of a Fund are segregated and are charged with the expenses with respect to that class of the Fund along with a share of the general expenses of the Fund and the Trust.  Any general expenses of a Fund that are not readily identifiable as belonging to a particular class of the Fund are allocated by or under the direction of the Board of Trustees in such manner as they determine to be fair and reasonable.

Purchase of Shares

No sales charges will be applied to your share purchases.

Founders class shares are offered on a limited basis and are available only to clients of institutions with managed account programs that have been approved by the Adviser, subject to an aggregate minimum of $100 million.

Institutional Class shares are typically offered only through certain types of financial intermediaries and to certain institutional investors. Institutional Class shares are offered directly, via each of the Funds’ transfer agents, and through financial intermediaries (including, but not limited to, broker-dealers, retirement plans, bank trust departments, and financial advisors). Such intermediaries may require payment from a Fund or its service providers for the provision of distribution, administrative or shareholder retention services. Institutional investors may include, but are not limited to, corporations, retirement plans, public plans and foundations/endowments.

Not all financial intermediaries offer all classes of shares. Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you. If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase. Certain classes have higher expenses than other classes, which may lower the return on your investment.

The minimum investments in each Fund are set forth in the Prospectus.

Subsequent investments may be made at any time by mailing a check to the Transfer Agent, along with a detachable stub from the Statement of Account (or a letter providing the account number).  Shareholders should be sure to write the Fund’s account number on the check.  Purchases of Fund shares (initial or subsequent) may not be made by third-party check.

Shares of a Fund may be purchased on any business day at the net asset value per share next determined after receipt of a purchase order.  Share certificates will not be issued.  Share purchase orders are effective on the date the Fund receives a completed Account Application Form (and other required documents) and federal funds become available.

Initial and subsequent investments may also be made by wire transfer.  Shareholders should note that their bank may charge a fee in connection with transferring money by bank wire.

For a share purchase order for a Fund to become effective on a particular business day, prior to 4:00 p.m. (Eastern time):  (i) in the case of a wire transfer payment, a purchaser must call 1-844-680-6562 to inform the Transfer Agent of an incoming wire transfer; or (ii) in the case of payment by check or money order, a complete share purchase order must be actually received by the Transfer Agent, and, in either case, federal funds must be received by the Transfer Agent, on behalf of the Fund.  If federal funds are received by the Transfer Agent that same day, the order will be effective on that day.  If a Fund receives notification of a wire transfer or a complete share purchase order after 4:00 p.m. (Eastern time), or if federal funds are not received by the Transfer Agent, such purchase order shall be executed as of the date that federal funds are actually received.

The price of each Fund’s shares and the valuation of Fund assets are discussed below in “NET ASSET VALUE.”

Redemption of Shares

If the Board of Trustees determines that it is in the best interests of the remaining shareholders of a Fund, the Fund may pay the redemption price in whole, or in part, by a distribution in kind from the Fund, in lieu of cash, taking such securities at their value employed for determining such redemption price, and selecting the securities in such manner as such Board may deem fair and equitable.  A shareholder who receives a distribution in kind may incur a brokerage commission upon a later disposition of such securities and may receive less than the redemption value of such securities or property upon sale, particularly where such securities are sold prior to maturity.  However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder.  Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind.  Redemption in kind is not as liquid as a cash redemption.

Under the 1940 Act, each Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period:  (i) during which the NYSE is closed, other than customary weekend and holiday closings; (ii) during which trading on the NYSE is restricted; or (iii) during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit.  Each Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.

Redemption Procedures.  A Fund will redeem all full and fractional shares of the Fund upon request on any business day at the applicable net asset value determined after the receipt of proper redemption instructions, less any applicable redemption fees.  Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption.  If notice of redemption is received on any business day, the redemption will be effective on the date of receipt.  Payment will ordinarily be made by wire on the next business day, but, in any case, within no more than seven business days from the date of receipt.  If the notice is received on a day that is not a business day or after the close of regularly scheduled trading on the NYSE, the redemption notice will be deemed received as of the next business day.  The value of shares at the time of redemption may be more or less than the shareholder’s cost.

Redemption requests for shares recently purchased by check will be accepted only after a Fund has confirmed receipt of payment for the shares, which may take up to 10 days.

Note:  Each Fund has the right to suspend or postpone redemptions of shares for any period (i) during which the NYSE or exchange is closed, other than customary weekend and holiday closings; (ii) during which trading on the NYSE or exchange is restricted; or (iii) during which (as determined by the SEC or other regulatory authority by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or as otherwise permitted by the SEC or other regulatory authority.

TRUSTEES AND OFFICERS

The business and affairs of the Funds are managed under the direction of the Trust’s Board of Trustees.  The Board approves all significant agreements between/among the Funds and the persons or companies that furnish services to the Funds, including agreements with each Fund’s distributor, Adviser, administrator, custodian and transfer agent.  The day-to-day operations of the Funds are delegated to the Adviser and the Funds’ administrator.

The name, address, year of birth, and principal occupations for the past five years of the Trustees and officers of the Trust are listed below, along with the number of portfolios in the Fund Complex overseen by and the other directorships held by the Trustee.

Independent Trustees

Name, Birth Year & Address*	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**	Number of Funds in Fund Complex Overseen by Trustee ***	Other Directorships Held by Trustee During Past 5 Years**
Cheryl Burgermeister Birth year: 1951	Trustee	Ms. Burgermeister was elected to the Board on October 30, 2012.	Ms. Burgermeister is Trustee and Audit Committee Chair of The Select Sector SPDR Trust (October 1998 to present), Trustee of Russell Investment Funds (September 2012 to present) and Trustee, Treasurer and Finance Committee Chair of the Portland Community College Foundation (January 2001 to present). She also served as Trustee and Audit Committee Chair of E*Trade Funds (March 2004 to March 2010). Ms. Burgermeister a licensed Certified Public Accountant and a member of the Oregon Society of Certified Public Accountants.	14	Ms. Burgermeister is a Trustee and Chairman of The Select Sector SPDR Trust (9 ETFs) and Trustee of Russell Investment Funds (48 funds).
J. Wayne Hutchens Birth year: 1944	Trustee	Mr. Hutchens was elected to the Board on October 30, 2012.	Mr. Hutchens is currently retired. From April 2006 to December 2012, he served as President and CEO of the University of Colorado (CU) Foundation and from April 2009 to December 2012, he was Executive Director of the CU Real Estate Foundation. Mr. Hutchens is also Trustee of the Denver Museum of Nature and Science (2000 to present), Director of AMG National Trust Bank (June 2012 to present) and Trustee of Children’s Hospital Colorado (May 2012 to present). Prior to these positions, Mr. Hutchens spent 29 years in the banking industry, retiring as Chairman of Chase Bank Colorado.	14	None.

Name, Birth Year & Address*	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**	Number of Funds in Fund Complex Overseen by Trustee ***	Other Directorships Held by Trustee During Past 5 Years**
Patrick Seese Birth year: 1971	Trustee	Mr. Seese was elected to the Board on October 30, 2012.
Mr. Seese is an owner and a Managing Director of Integris Partners, a middle-market investment banking firm serving closely-held companies, financial sponsors and public companies (February 2008 to present).  Prior to this, Mr. Seese was a Managing Director of Headwaters MB, a middle-market investing banking firm (December 2003 to February 2008).  Prior to that, Mr. Seese worked in Credit Suisse First Boston’s Mergers and Acquisitions Group and served as Head of Corporation Development, Katy Industries, a publicly traded industrial and consumer products company and at Deloitte & Touche LLP, where he began his career in 1994.
				10	None.

Interested Trustee and Officers

Name, Birth Year & Address*	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**	Number of Funds in Fund Complex Overseen by Trustee ***	Other Directorships Held by Trustee During Past 5 Years**
Jeremy O. May Birth year: 1970	Trustee, Chairman and President	Mr. May was elected Trustee, Chairman and President of the Trust on October 30, 2012.	Mr. May joined ALPS in 1995 and is currently President and Director of ALPS Fund Services, Inc. and ALPS Distributors, Inc., Executive Vice President and Director of ALPS Holdings, Inc. and ALPS Advisors, Inc. and Director of ALPS Portfolio Solutions Distributor, Inc. Because of his positions with these entities, Mr. May is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. May is also Chairman and Trustee of the Reaves Utility Income Fund. Mr. May is currently Vice Chair of the Board of Directors of the University of Colorado Foundation.	14	Mr. May is Chairman and Trustee of the Reaves Utility Income Fund (1 fund).

Name, Birth Year & Address*	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**
Kimberly R. Storms Birth year: 1972	Treasurer	Ms. Storms was elected Treasurer of the Trust on October 30, 2012.
Ms. Storms is Senior Vice President - Director of Fund Administration of ALPS.  Because of her position with ALPS, Ms. Storms is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Storms is also Treasurer of ALPS ETF Trust, BPV Family of Funds, Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc.; She serves as Chief Financial Officer of Arbitrage Funds and Assistant Treasurer of Financial Investors Trust.

Name, Birth Year & Address*	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**
JoEllen L. Legg Birth year: 1961	Secretary	Ms. Legg was elected Secretary of the Trust on October 30, 2012.
Ms. Legg joined ALPS in October 2007 and is Vice President, Assistant General Counsel of ALPS.  Prior to joining ALPS, Ms. Legg served as Senior Counsel - Law (Corporate & Securities) for Adelphia Communications Corporation (February 2005 - March 2007).  Prior to this, Ms. Legg held associate positions at Fried Frank Harris Shriver & Jacobson LLP (1998 - 2004) and at Patton Boggs LLP (2004 - 2005).  Because of her position with ALPS, Ms. Legg is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Legg is also the Secretary of Financial Investors Trust and Assistant Secretary of the Griffin Institutional Access Real Estate Fund and WesMark Funds.

Nate Mandeville Birth year: 1977	Assistant Treasurer	Mr. Mandeville was elected Assistant Treasurer of the Trust on August 22, 2014.
Mr. Mandeville joined ALPS in December 2013 and is Fund Controller for ALPS.  Prior to joining ALPS, Mr. Mandeville worked for Great-West Financial (2011-2013), Virtuoso Sourcing Group (2008-2011) and Janus Capital Group (2000-2008).  Because of his position with ALPS, Mr. Mandeville is deemed an affiliate of the Trust as defined under the 1940 Act.

Jen Welsh Birth year: 1977	Chief Compliance Officer (“CCO”)	Ms. Welsh was elected CCO of the Trust on August 14, 2015.
Ms. Welsh joined ALPS in March 2013 and currently serves as Vice President, Deputy Chief Compliance Officer.  Prior to August 2015, Ms. Welsh served as Vice President, Senior Counsel at ALPS.   Prior to joining ALPS, from June 2010 to November 2012, Ms. Welsh served as Chief Compliance Officer and Associate Counsel of three investment advisers and four closed-end funds within the Boulder Funds’ investment complex.  From January 2007 through May 2010, Ms. Welsh was Associate Counsel in the Corporate Finance and Acquisitions group at Davis, Graham & Stubbs LLP.  Because of her position with ALPS, Ms. Welsh is deemed an affiliate of the Trust as defined under the 1940 Act.

*	All communications to Trustees and Officers may be directed to ALPS Series Trust c/o 1290 Broadway, Suite 1100, Denver, CO 80203.
**	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.
***	The Fund Complex currently consists of 14 series of the Trust and any other investment companies for which Clarkston Capital Partners, LLC provides investment advisory services, currently none.

Cheryl A. Burgermeister

Ms. Burgermeister has been an Independent Trustee of the Trust since October 30, 2012.  She has been Trustee, since October 1998, and Chairman, since January 2015, of The Select Sector SPDR Trust, Trustee of Russell Investment Funds since September 2012, and Trustee, Treasurer and Finance Committee Chair of the Portland Community College Foundation since January 2001.  From 2004 to 2010, she served as Trustee and Audit Committee Chair of E*Trade Funds.  Ms. Burgermeister received a B.S. in business from Portland State University and is a licensed Certified Public Accountant and a member of the Oregon Society of Certified Public Accountants.  She was selected to serve as a Trustee of the Trust based on her business, financial services, accounting and investment management experience.

J. Wayne Hutchens

Mr. Hutchens has been an Independent Trustee of the Trust since October 30, 2012.  From 2006 to 2012, he served as President and CEO of the University of Colorado (CU) Foundation and from 2006 to 2012, he was Executive Director for the CU Real Estate Foundation.  Prior to these positions, Mr. Hutchens spent 29 years in the banking industry, retiring as Chairman of Chase Bank Colorado.  Mr. Hutchens is a graduate of the University of Colorado at Boulder’s School of Business and has done graduate study at Syracuse University and the University of Colorado.  He was selected to serve as a Trustee of the Trust based on his business and financial services experience.

Patrick Seese

Mr. Seese has been an Independent Trustee of the Trust since October 30, 2012.  He has been an owner and a Managing Director of Integris Partners, a middle-market investment banking firm, since February 2008.  Prior to this, Mr. Seese was a Managing Director at Headwaters, MB, middle-market investing banking firm, from 2003 to 2008, working in Credit Suisse First Boston’s Mergers and Acquisitions Group and served as Head of Corporate Development for Katy Industries, a publicly traded industrial and consumer products company.  Mr. Seese began his career as a CPA with Deloitte & Touche, LLP.  Mr. Seese is a graduate of the University of Colorado and earned an MBA from The University of Chicago Booth School of Business.  He is one of the founders of The Mile High Five Foundation (MH5), a charity dedicated to fund youth/health-related organizations.  Mr. Seese was selected to serve as a Trustee of the Trust based on his business, financial services and accounting experience.

Jeremy O. May

Mr. May has been an Interested Trustee of the Trust since October 30, 2012.  Mr. May joined ALPS Fund Services, Inc. (“AFS”), the Funds’ administrator, in 1995 and is President and Director of AFS and ALPS Distributors, Inc., the Funds’ principal underwriter, Executive Vice President and Director of ALPS Holdings, Inc. and ALPS Advisors, Inc. and Director of ALPS Portfolio Solutions Distributor, Inc.  Before joining ALPS, Mr. May was an auditor with Deloitte & Touche LLP.  Mr. May is also Vice Chairman on the Board of Directors of the University of Colorado (CU) Foundation.  Mr. May has a B.S. in Business Administration from the University of Colorado.  He was selected to serve as a Trustee of the Trust based on his business, financial services, accounting and investment management experience.

None of the Independent Trustees owns securities in Clarkston Capital Partners, LLC, the Funds’ investment adviser, or ALPS Distributors, Inc., the Funds’ principal underwriter, nor do they own securities in any entity directly controlling, controlled by, or under common control with these entities.

Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Funds rests with the Trustees.  The Trust has engaged the Adviser to manage the Funds on a day-to day basis.  The Board is responsible for overseeing the Adviser and other service providers in the operations of the Funds in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Trust’s Declaration of Trust.  The Board is currently composed of four members, three of whom are Independent Trustees.  The Board meets at regularly scheduled quarterly meetings each year.  In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings.  As described below, the Board has established a Nominating and Corporate Governance Committee and an Audit Committee, and may establish ad hoc committees or working groups from time to time, to assist the Board in fulfilling its oversight responsibilities.  The Independent Trustees have also engaged independent legal counsel to assist them in performing their oversight responsibilities.

The Board has appointed Jeremy O. May, an Interested Trustee, to serve in the role of Chairman.  The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with the Adviser, other service providers, counsel and other Trustees generally between meetings.  The Chairman may also perform such other functions as may be delegated by the Board from time to time.  The Board has elected Cheryl Burgermeister to serve as Lead Independent Trustee.  The Lead Independent Trustee is a spokesperson and principal point of contact for the Independent Trustees and is responsible for coordinating the activities of the Independent Trustees, including chairing the meetings of the Independent Trustees.  The Lead Independent Trustee may also perform such other functions as may be delegated by the Board from time to time.  The Board reviews matters related to its leadership structure annually.  The Board has determined that the Board’s leadership structure is appropriate given the Trust’s characteristics and circumstances.  These include the Trust’s series of fund shares, each fund’s single portfolio of assets, each fund’s net assets and the services provided by the fund’s service providers.

Risk oversight forms part of the Board’s general oversight of the Funds and is addressed as part of various Board and Committee activities.  As part of its regular oversight of the Funds, the Board, directly or through a Committee, interacts with and reviews reports from, among others, Fund management, the Adviser, the Funds’ Chief Compliance Officer, the Funds’ legal counsel and the independent registered public accounting firm for the Funds regarding risks faced by the Funds.  The Board, with the assistance of Fund management and the Adviser, reviews investment policies and risks in connection with its review of the Funds’ performance.  The Board has appointed a Chief Compliance Officer to oversee the implementation and testing of the Funds’ compliance program and reports to the Board regarding compliance matters for the Funds and their principal service providers.  In addition, as part of the Board’s periodic review of the Funds’ advisory and other service provider agreements, the Board may consider risk management aspects of these service providers’ operations and the functions for which they are responsible.

Audit Committee.  The Board has an Audit Committee which considers such matters pertaining to the Trust’s books of account, financial records, internal accounting controls and changes in accounting principles or practices as the Trustees may from time to time determine.  The Audit Committee also considers the engagement and compensation of the independent registered public accounting firm (“Firm”) and ensures receipt from the Firm of a formal written statement delineating relationships between the Firm and the Trust, consistent with Public Company Accounting Oversight Board Rule 3526.  The Audit Committee also meets privately with the representatives of the Firm to review the scope and results of audits and other duties as set forth in the Audit Committee’s Charter.  The Audit Committee members, each of whom are Independent Trustees, are:  Cheryl Burgermeister, J. Wayne Hutchens and Patrick Seese.  The Audit Committee met three times during the fiscal year ended September 30, 2014.

Nominating and Corporate Governance Committee.  The Nominating and Corporate Governance Committee meets periodically to advise and assist the Board in selecting nominees to serve as trustees of the Trust.  The Nominating and Corporate Governance Committee believes the Board generally benefits from diversity of background, experience and views among its members and considers this a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard.  The Nominating and Corporate Governance Committee also advises and assists the Board in establishing, implementing and executing policies, procedures and practices that assure orderly and effective governance of the Trust and effective and efficient management of all business and financial affairs of the Trust.  Members of the Nominating and Corporate Governance Committee are currently:  Cheryl Burgermeister, J. Wayne Hutchens and Patrick Seese.  The Nominating and Corporate Governance Committee of the Board met one time during the fiscal year ended September 30, 2014.

Shareholder Nominations.  The Board will consider shareholder nominees for Trustees.  All nominees must possess the appropriate characteristics, skills and experience for serving on the Board.  In particular, the Board and its Independent Trustees will consider each nominee’s integrity, educational and professional background, understanding of the Trust’s business on a technical level and commitment to devote the time and attention necessary to fulfill a Trustee’s duties.  All shareholders who wish to recommend nominees for consideration as Trustees shall submit the names and qualifications of the candidates to the Secretary of the Trust by writing to: ALPS Series Trust, c/o Secretary, 1290 Broadway, Suite 1100, Denver, Colorado, 80203.

As of December 31, 2014, the dollar range of equity securities in the Funds beneficially owned by the Interested Trustee were as follows:

Interested Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Jeremy O. May	None	None

As of December 31, 2014, the dollar range of equity securities in the Fund beneficially owned by Independent Trustees were as follows:

Independent Trustees	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies

Cheryl Burgermeister	None	None
J. Wayne Hutchens	None	None
Patrick Seese	None	None

Remuneration of Trustees.  Effective October 1, 2014, the Independent Trustees of the Trust receive a quarterly retainer of $4,000, plus $2,000 for each regular Board or Committee meeting attended, $2,000 for each special telephonic Board or Committee meeting attended and $2,000 for each special in-person Board meeting attended.  Previously, the Independent Trustees of the Trust received a quarterly retainer of $2,000, plus $1,000 for each regular Board or Committee meeting attended, $1,000 for each special telephonic Board or Committee meeting attended and $1,000 for each special in-person Board meeting attended.  The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

For the fiscal year ended September 30, 2014, the Independent Trustees received the following compensation:

	Aggregate Compensation From the Trust	Pension Or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From The Trust And Fund Complex Paid To Trustees*
Cheryl Burgermeister	$12,000	$0	$0	$12,000
J. Wayne Hutchens	$12,000	$0	$0	$12,000
Patrick Seese	$12,000	$0	$0	$12,000

*	The Fund Complex currently consists of 14 series of the Trust and any other investment companies for which Clarkston Capital Partners, LLC provides investment advisory services, currently none.

No officer, trustee or employee of the Adviser or any of its affiliates receives any compensation from the Funds for serving as an officer or trustee of the Funds.

INVESTMENT MANAGER

Clarkston Capital Partners, LLC (the “Adviser”), subject to the authority of the Board of Trustees, is responsible for the overall management and administration of the Funds’ business affairs.

Founded in 2007, the Adviser is an SEC-registered advisory firm that invests in a focused portfolio of quality companies. The Adviser is an independent investment management firm with a proprietary investment methodology.

The Adviser’s principal address is 91 West Long Lake Road, Bloomfield Hills, Michigan, 48304.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, the Clarkston Partners Fund pays the Adviser an annual management fee of 0.80% based on the Fund’s average daily net assets, and the Clarkston Fund pays the Adviser an annual management fee of 0.50% based on the Fund’s average daily net assets.  The management fee is paid on a monthly basis.  The initial term of the Advisory Agreement is two years.  The Board may extend the Advisory Agreement for additional one-year terms.  The Board, shareholders of the Funds or the Adviser may terminate the Advisory Agreement upon sixty (60) days’ notice. A discussion regarding the basis for the Board’s approval of the Funds’ Advisory Agreements will be provided in the Funds’ annual report to shareholders for the period ended September 30, 2015.

The Adviser has contractually agreed to limit the amount of the Clarkston Partners Fund’s Total Annual Fund Operating Expenses, exclusive of shareholder service fees, brokerage expenses, interest expenses, acquired fund fees and expenses, taxes and extraordinary expenses, to an annual rate of 0.85% of the Fund’s average daily net assets for each of the Founders Class and the Institutional Class shares. The Adviser has also contractually agreed to limit the amount of the Clarkston Fund’s Total Annual Fund Operating Expenses, exclusive of brokerage expenses, interest expenses, acquired fund fees and expenses, taxes and extraordinary expenses, to an annual rate of 0.70% of the Fund’s average daily net assets for the Institutional Class shares. This agreement is in effect through January 31, 2017.  The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that a Fund’s expenses in later periods fall below the annual rate set forth above.  The Funds will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expense were deferred.  The Adviser may not discontinue this waiver without the approval by the Funds’ Board of Trustees.

DISTRIBUTOR

Shares of each Fund are offered on a continuous basis through ALPS Distributors, Inc. (an affiliate of ALPS Fund Services, Inc.) (the “Distributor”), located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, as distributor pursuant to a distribution agreement between the Distributor and the Trust on behalf of the Funds.  The Distributor is not obligated to sell any specific amount of Fund shares.

CODE OF ETHICS

The Trust, the Adviser and the Distributor each have adopted a code of ethics under Rule 17j-1 of the 1940 Act.  These codes of ethics permit the personnel of these entities to invest in securities, including securities that a Fund may purchase or hold.  The codes of ethics are on public file with, and are available from, the SEC.

ADMINISTRATOR

The Trust on behalf of the Funds currently employs ALPS Fund Services, Inc. (an affiliate of the Distributor) (“ALPS” or the “Administrator”), located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, under an administration agreement to provide certain administrative services to the Funds.

PROXY VOTING POLICIES AND PROCEDURES

Although individual Board members may not agree with particular policies or votes by the Adviser, the Board has approved delegating proxy voting discretion to the Adviser believing that the Adviser should be responsible for voting because it is a matter relating to the investment decision making process.

Attached as Appendix B are the Trust’s and the Adviser’s Proxy Voting Policies and Procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities, including the procedures that the Adviser uses when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Adviser or any affiliated person of a Fund or the Adviser, on the other.  Appendix B provides a general indication as to how the Adviser will vote proxies relating to portfolio securities on each issue listed.  However, Appendix B does not address all potential voting issues or the intricacies that may surround individual proxy votes.  For that reason, there may be instances in which votes may vary from the Trust’s and the Adviser’s Proxy Voting Policies and Procedures.  Notwithstanding the foregoing, the Adviser always endeavors to vote proxies relating to portfolio securities in accordance with the Funds’ investment objectives.  When applicable, information on how a Fund voted proxies relating to portfolio securities during the most recent prior 12-month period ended June 30 will be available without charge, (i) upon request, by calling 1-844-680-6562 and (ii) on the SEC’s website at http://www.sec.gov.

PRINCIPAL SHAREHOLDERS

A principal shareholder is any person who owns of record or beneficially owns 5% or more of any class of a Fund’s outstanding equity securities.  A control person is any person who owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control.

Because the Funds are new, as of the date of this SAI, no shareholder owned 5% or more of the outstanding shares of the Funds, and none of the Trustees or officers of the Trust owned any of the outstanding shares of the Funds.

EXPENSES

The Funds’ expenses include taxes, interest, fees and salaries of the Trust’s Trustees and officers who are not trustees, officers or employees of the Funds’ service contractors, SEC fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders, advisory and administration fees, charges of the custodian and of the transfer and dividend disbursing agent, certain insurance premiums, outside auditing and legal expenses, costs of shareholder reports and shareholder meetings and any extraordinary expenses.  The Funds also pay for brokerage fees and commissions (if any) in connection with the purchase and sale of portfolio securities.

PORTFOLIO MANAGER

The following sections set forth certain additional information with respect to the portfolio manager for each Fund.  Unless noted otherwise, all information is provided as of December 31, 2014.

Other Accounts Managed by Portfolio Manager

The table below identifies as of December 31, 2014, the number of accounts (other than the Funds with respect to which information is provided) for which the Funds’ portfolio manager has day-to-day management responsibilities and the total assets in such accounts within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Total Assets (in millions)	Number	Total Assets (in millions)	Number	Total Assets (in millions)
Jeffrey A. Hakala	0	N/A	0	N/A	146	$344.7
Gerald W. Hakala	0	N/A	0	N/A	261	$143.5
Jeremy J. Modell	0	N/A	0	N/A	529	$465.7

Portfolio Manager Compensation

The Adviser’s compensation program is based upon a combination of salaries and bonuses. Each portfolio manager receives a salary and is eligible for a bonus.  The bonus pool is based entirely on the firm’s success.  100% of each individual’s bonus is subjective and based on adherence to investment philosophy and contribution to the firm’s success.  The Adviser does not compensate based on portfolio performance and does not pay commissions on new business.

Potential Conflicts of Interest with Other Accounts

Potential conflicts of interest may arise when a fund’s portfolio managers have day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the portfolio managers listed in the table above.

The Adviser and the Funds have adopted compliance policies and procedures that are designed to address various conflicts of interest that may arise for the Adviser and the individuals that it employs.  For example, the Adviser seeks to minimize the effects of competing interests for the time and attention of portfolio managers by assigning portfolio managers to manage funds and accounts that share a similar investment style.  The Adviser has also adopted trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities among multiple funds and accounts.  There is no guarantee, however, that the policies and procedures adopted by the Adviser and the Funds will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.  These potential conflicts include:

Allocation of Limited Time and Attention.  A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts.  As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he were to devote substantially more attention to the management of a single fund.  The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Allocation of Limited Investment Opportunities.  If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.

Pursuit of Differing Strategies.  At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security.  In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

Selection of Brokers/Dealers.  Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or account that they supervise.  In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise been available.  These services may be more beneficial to certain funds or accounts than to others.  Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he manages.

Variation in Compensation.  A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he manages.  If the structure of the investment adviser’s management fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others.  The portfolio manager might be motivated to favor funds and/or accounts in which he has an interest or in which the investment adviser and/or its affiliates have interests.  Similarly, the desire to maintain or raise assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager to lend preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

Related Business Opportunities.  The Adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others.  In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to the Adviser and its affiliates.

Ownership of Securities

Because the Funds are new, as of the date of this SAI, the portfolio managers do not own any shares of the Funds.

NET ASSET VALUE

The following is a description of the procedures used by the Funds in valuing its assets.  For the purpose of pricing purchase and redemption orders, the net asset value per share of each Fund is determined once daily as of the close of regularly scheduled trading on the NYSE (normally, 4:00  p.m. Eastern time).  A Fund’s net asset value is calculated on each day that the NYSE is open for trading, i.e., Monday through Friday, except for New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and the preceding Friday or subsequent Monday when one of those holidays falls on a Saturday or Sunday, respectively.

In calculating net asset value, equity securities listed or traded on national securities exchanges are valued at the last sale price or, if there have been no sales on that day, at the mean of the current bid and ask price which represents the current value of the security.  Over-the-counter securities are valued at the mean of the current bid and ask price.

Portfolio securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price.  If there is no official closing price, the securities are valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price which represents the current value of the security.

Securities that are primarily traded on foreign exchanges generally are valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Trust’s Board or its delegates.  In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.  Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.  Short-term obligations with maturities of 60 calendar days or less are valued at amortized cost, which constitutes fair value as determined by the Board.  Amortized cost involves valuing an instrument at its original cost to a Fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.  All other securities and other assets of a Fund will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

TAXES

This section provides additional information concerning U.S. federal income taxes.  It is based on the Code, applicable Treasury Regulations, judicial authority and administrative rulings and practice, all as of the date of this SAI, and all of which are subject to change, possibly with retroactive effect.  The following does not address any state, local or foreign or estate or gift tax matters.

A shareholder’s U.S. federal income tax consequences from acquiring, holding and disposing of shares in a Fund may vary depending upon his or her particular situation.  This discussion only applies to shareholders who are U.S. persons.  For purposes of this discussion, U.S. persons are: (i) U.S. citizens or residents, (ii) U.S. corporations (or entities treated as corporations for U.S. tax purposes), (iii) an estate whose income is subject to U.S. federal income taxation regardless of its source, or (iv) a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or certain electing trusts that were in existence on August 20, 1996, and were treated as domestic trusts on August 19, 1996.  This discussion does not address issues of significance to U.S. persons in special situations such as: (i) certain types of tax-exempt organizations, (ii) shareholders holding shares through tax-advantaged accounts (such as 401(k) plan accounts or individual retirement accounts), (iii) shareholders holding investments through foreign institutions (financial and non-financial), (iv) financial institutions, (v) broker-dealers, and traders in securities that elect to mark-to-market their securities holdings, (vi) entities not organized under the laws of the United States or a political subdivision thereof, (vii) shareholders holding shares as part of a hedge, straddle or conversion transaction, and (viii) shareholders who are subject to the U.S. federal alternative minimum tax.

If a partnership (including for this purpose any entity treated as a partnership for U.S. federal income tax purposes) is a beneficial owner of shares, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership.  Partners of partnerships that are considering the purchase of shares should consult their own tax advisers regarding the U.S. federal income tax consequences of the purchase, ownership and disposition of shares.

The Funds have not requested and will not request an advance ruling from the Internal Revenue Service (the “IRS”) as to the U.S. federal income tax matters described below.  The IRS could adopt positions contrary to those discussed below and such positions could be sustained.  In addition, the foregoing discussion only addresses some of the U.S. federal income tax considerations generally affecting investments in the Funds.  Prospective shareholders are urged to consult with their own tax advisers as to the particular U.S. federal tax consequences to them of an investment in a Fund, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

General Policies

In general, it is the Funds’ policy to distribute annually to its shareholders as “ordinary income dividends” substantially all investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses). It is also the Funds’ policy to distribute annually the excess of net long-term capital gains over net short-term capital losses, if any, after offsetting any capital loss carryovers as “capital gains dividends.”

Ordinary income dividends and capital gain distributions are payable as of the close of the Exchange on the record date for each dividend or distribution.  Shareholders may elect to re-invest their ordinary income dividends or capital gain distributions, or both.  The election may be made at any time by submitting a written request directly to a Fund.  In order for a change to be in effect for any dividend or distribution, it must be received by the Fund on or before the record date for such dividend or distribution.

Distributions and dividends are reinvested in additional Fund shares unless you instruct the Transfer Agent to have your distributions and/or dividends paid by check mailed to the address of record or transferred through an Automated Clearing House to the bank of your choice.  If you elect to receive your dividends in cash and the dividend checks sent to you are returned “undeliverable” to the Fund or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested.  No interest will accrue on amounts represented by uncashed dividend or redemption checks.

As required by federal law, detailed U.S. federal tax information will be furnished to each shareholder for each calendar year.

Taxation of the Funds

Each Fund intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Code.  In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things: (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in “qualified publicly traded partnerships;” (ii) diversify its holdings so that at the end of each fiscal quarter, (a) at least 50% of the value of its total assets consists of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of a Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of a Fund’s total assets is invested in (1) the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer, (2) the securities (other than the securities of other regulated investment companies) of two or more issuers which a Fund controls and which are engaged in the same, similar or related trades or businesses, or (3) in the securities of one or more qualified publicly traded partnerships and (iii) distribute with respect to each taxable year an amount equal to or exceeding the sum of (a) 90% of its “investment company taxable income,” as that term is defined in the Code (which generally includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (b) 90% of its tax-exempt interest income, net of expenses allocable thereto.  For purposes of meeting the diversification requirement described in (ii) above, in the case of each Fund’s investment in loan participations, the issuer may be the financial intermediary or the borrower.

With respect to (i) above, the IRS may limit qualifying income from foreign currency gains to the amount of such currency gains that are directly related to a regulated investment company’s principal business of investing in stock or securities (or options and futures with respect thereto) pursuant to regulations that may be promulgated in the future.  For purposes of the 90% gross income requirement described in (i) above,  income derived from a partnership will generally be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company.  However, 100% of the net income derived from an interest in a qualified publicly traded partnership (defined as an entity taxed as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from the qualifying income described in (i) above) will be treated as qualifying income.  In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.  Finally, for purposes of (ii)(a) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

To the extent that it qualifies for treatment as a regulated investment company, a Fund will not be subject to U.S. federal income tax on income distributed to its shareholders in a timely manner in the form of dividends (including capital gain dividends, defined below).  In certain situations, a Fund can cure failures to meet the income and diversification tests described above, including, in some cases, by paying the Fund-level tax and, in the case of diversification failures, disposing of certain assets.  If a Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year – for example, because it was not sufficiently diversified under the applicable Code tests – the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income.  To qualify again to be taxed as a regulated investment company that is accorded special treatment in a subsequent year, a Fund could be required to pay substantial taxes, penalties and interest and make substantial distributions.  In addition, if a Fund fails to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

As a regulated investment company, each Fund generally will not be subject to U.S. federal income tax on its net capital gains (that is, any net long-term capital gains in excess of the sum of net short-term capital losses and certain capital loss carryovers from prior years) properly reported by a Fund in a written statement to shareholders as capital gain dividends (“capital gain dividends”) and its investment company taxable income if any, that the Fund distributes to shareholders on a timely basis.  Each Fund intends to distribute substantially all of its investment company taxable income and to distribute all of its capital gains dividends in a taxable year. If a Fund does retain any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained.  However, a Fund may elect to have certain dividends paid after the close of a tax year treated as having been paid during the tax year for purposes of the regulated investment company distribution requirements and for purposes of determining its taxable income (“spill-over dividends”).  Spill-over dividends are taxed to shareholders in the year in which they are received.

If a Fund retains any net capital gain, it will also be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any.  For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

Generally, the excess (if any) of a Fund’s net short-term capital loss over the net long-term capital loss for a taxable year will carry over as a short-term capital loss arising on the first day of the next tax year.  In addition, the excess (if any) of a Fund’s net long-term capital loss over the net short-term capital gain for the year will carry over as a long-term capital loss arising on the first day of the next tax year.

A regulated investment company may elect to treat any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the taxable year after October 31) and late-year ordinary loss (generally, (i) net ordinary losses from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary losses attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

If a Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year (taking into account certain deferrals and elections) and 98.2% of its net capital gain income for the one year period ending on October 31 of such year, plus any retained amount for the prior year, the Fund will be subject to a non-deductible excise tax on the undistributed amounts.  For these purposes, ordinary gains and losses from the sale, exchange or other taxable disposition of property that would be properly taken into account after October 31 are treated as arising on January 1 of the following calendar year.  For purposes of the excise tax, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year.  A dividend paid to shareholders in January of a year generally is deemed to have been paid on December 31 of the preceding year, if the dividend is declared and payable to the shareholders of record on a date in October, November or December of that preceding year.

Each Fund intends to make distributions sufficient to avoid imposition of the excise tax, although there can be no assurance that it will be able to do so.

Taxation of Fund Distributions

For U.S. federal income tax purposes, distributions of investment company taxable income are generally taxable as ordinary income to the extent of a Fund’s current or accumulated “earnings and profits.”  Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares.  Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends (i.e., “capital gain dividends”) will be taxable to Fund shareholders as long-term capital gains.  Generally, distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income.  A Fund may designate certain dividends as derived from “qualified dividend income,” which, when received by an individual, will be taxed at the rates applicable to long-term capital gain (assuming certain holding period requirements are satisfied).  Dividend income distributed to individual shareholders will qualify as “qualified dividend income” as that term is defined in section 1(h)(11)(B) of the Code to the extent such distributions are attributable to income from a Fund’s investments in common and preferred stock of U.S. companies and stock of certain qualified foreign corporations provided that certain holding period and other requirements are met by both the Fund and its shareholders.  Portions of a Fund’s distributions may be derived from qualified dividend income.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder invested in the Fund (and thus were included in the price the shareholder paid).  Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares (other than distributions, if any, reported by a Fund as “exempt-interest dividends,” a designation which the Fund generally does not expect to make).  Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains.  Distributions declared and payable by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for U.S. federal tax purposes as paid by the Fund and received by shareholders on December 31st of the year in which declared rather than the calendar year in which they were received.

The maximum long-term capital gain rate applicable to individuals is 20%.

An additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts. Holders of Fund shares should consult their tax advisers regarding the effect, if any, of this legislation on their ownership and disposition of Fund shares.

Dividends received by corporate shareholders that are reported by a Fund in a written statement furnished to shareholders may qualify for the 70% dividends received deduction to the extent of the amount of qualifying dividends received by a Fund from domestic corporations so long as certain holding period requirements are met.

If a Fund makes a distribution in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder’s tax basis in his or her shares, and thereafter as capital gain.  A return of capital is not taxable, but it reduces a shareholder’s basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of such shares.

Sale or Redemption of Shares

The sale or redemption of Fund shares may give rise to a gain or loss.  In general, any gain or loss realized upon a taxable disposition of Fund shares will be treated as long-term capital gain or loss if the shares have been held for more than one year.  Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss.  However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares.  All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other substantially identical shares of a Fund are purchased within 30 days before or after the disposition.  In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Special Tax Considerations

The following discussion relates to the particular U.S. federal income tax consequences of the investment policies of the Funds.

Non-U.S. Taxes

Investments in non-U.S. securities may cause a Fund to be liable to non-U.S. governments for taxes relating primarily to investment income or capital gains on non-U.S. securities in the Fund’s portfolio.  If at the close of its taxable year more than 50% of the value of a Fund’s total assets consists of securities of foreign corporations (including foreign governments), the Fund may make an election under the Code that would allow Fund shareholders who are U.S. persons or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return for their pro rata portion of qualified taxes paid by that Fund to non-U.S. countries in respect of non-U.S. securities held at least a minimum period as specified in the Code.  If a Fund makes the election, the amount of each shareholder’s distribution reported on the information returns filed by the Fund with the IRS must be increased by the amount of the shareholder’s portion of the Fund’s foreign tax paid.  A shareholder’s ability to claim all or a part of a foreign tax credit or deduction in respect of non-U.S. taxes paid by a Fund may be subject to certain holding period and other limitations imposed by the Code.

Non-U.S. Currency Transactions

Transactions in non-U.S. currencies, non-U.S.-currency denominated debt obligations and certain non-U.S. currency options, future contracts, and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the non-U.S. currency concerned and may increase the amount and affect the timing and character of taxes payable by shareholders.  Certain of a Fund’s transactions, if any, in foreign currencies and foreign currency denominated instruments are likely to result in a difference between the Fund’s book income and taxable income.  This difference may cause a portion of the Fund’s income distributions to constitute a return of capital or capital gain for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company, which may have the effect of accelerating taxable distributions to shareholders of the Fund.

If a Fund were to qualify as a “qualified fund of funds,” the Fund could be entitled to elect to pass-through its foreign tax credits without regard to the above described 50% requirement.  For this purpose, the term “qualified fund of funds” means a regulated investment company if (at the close of each quarter of the taxable year) at least 50% of the value of its total assets is represented by interests in other regulated investment companies.  The Funds make no assurances as to either the availability of any election discussed in this section or their willingness to make any such election.

Passive Foreign Investment Companies

A Fund may invest in stocks of foreign companies that may be classified under the Code as passive foreign investment companies (“PFICs”). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a Fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the Fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a Fund is required to distribute, even though it has not sold or received dividends from these securities. In addition, if a Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income tax and interest on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders.

Alternatively, the Fund may elect to treat the PFIC as a “qualified electing fund” (a “QEF election”), in which case the Fund would be required to include its share of the company’s income and net capital gains annually, regardless of whether it receives distributions from the PFIC.  As with the mark-to-market election, these amounts would be taken into account by the Fund for purposes of satisfying the distribution requirement and the excise tax distribution requirement.  In order to make a QEF election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.  Income from investments in PFICs generally will not qualify for treatment as qualified dividend income.

Financial Products

A Fund’s investments in options, hedging transactions, forward contracts, swaps and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income recognized by the Fund, defer the Fund’s losses, cause adjustments in the holding periods of the Fund’s securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses.  These rules could therefore affect the amount, timing and character of distributions to Fund shareholders.

Certain positions undertaken by a Fund may constitute “straddles” for U.S. federal income tax purposes.  The straddle rules may affect the character of gains or losses realized by a Fund.  Losses realized by a Fund that are part of a straddle may be deferred beyond the point in time that they are realized.  The straddle rules, if applicable, could increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders.  Certain tax elections that a Fund may make with respect to straddles could affect the character and timing of recognition of gains and losses.

Rules governing the tax aspects of notional principal contracts in which a Fund may invest are not clear in various respects.  As a result, the IRS could challenge a Fund’s methods of accounting for U.S. federal income tax purposes for such contracts, and such a challenge could affect the status of a Fund as a regulated investment company.

When a Fund sells a put or call option, the premium received generally is not included in income at the time of receipt.  If the option expires, the premium is generally included in income of the Fund as short-term capital gain.  If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is generally short-term capital gain or loss.  If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss generally will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security.  With respect to a put or call option that is purchased by a Fund, if the option is sold any resulting gain or loss generally will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option.  If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option.  If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

Some of the Funds’ investments, such as certain option transactions, futures contract transactions, and forward foreign currency exchange contracts may be “section 1256 contracts.”  With certain exceptions, gains or losses attributable to section 1256 contracts generally are treated as sixty percent long-term capital gains or losses and forty percent short-term capital gains or losses (“60/40”).  Section 1256 contracts held by a Fund at the end of a taxable year (and, generally, for purposes of the excise tax, on October 31 of each year) are “marked-to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss.  Investors should consult their own tax advisers in this regard.

Backup Withholding

Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish a Fund with a correct taxpayer identification number (TIN), who has under-reported dividend or interest income, or who fails to certify to a Fund that he or she is not subject to such withholding.  The backup withholding tax rate currently is 28%.

Backup withholding is not an additional tax. Amounts withheld under the backup withholding rules from a payment to a shareholder generally may be refunded or credited against the shareholder’s federal income tax liability, if any, provided that certain required information is timely furnished to the IRS.

Cost Basis Reporting

Legislation passed by Congress in 2008 requires a fund (or its administrative agent) to report to the IRS and furnish to fund shareholders the cost basis information for fund shares purchased on or after January 1, 2012, and redeemed, exchanged or otherwise sold on or after that date. In addition to the present law requirement to report the gross proceeds from the sale of Fund shares, each Fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. In the absence of an election by a shareholder to elect from certain cost basis methods which have been accepted by the IRS, a Fund will use its default cost basis method. The cost basis method elected or applied may generally not be changed after the settlement date of a sale of Fund shares. Fund shareholders should consult with their tax advisers concerning the most desirable IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them. The current law requirement to report only the gross proceeds from the sale of Fund shares will continue to apply to all fund shares acquired through December 31, 2011, and which are sold on and after that date.

Investors should consult with their tax advisers regarding the U.S. federal, foreign, state and local tax consequences of an investment in a Fund.

Reportable Transactions

If a shareholder recognizes a loss with respect to Fund shares of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder, in any single taxable year (or a greater amount over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886.  Shareholders who own portfolio securities directly are in many cases excepted from this reporting requirement but, under current guidance, shareholders of regulated investment companies are not excepted.  A shareholder who fails to make the required disclosure to the IRS may be subject to substantial penalties.  The fact that a loss is reportable under these regulations does not affect the legal determination of whether or not the taxpayer’s treatment of the loss is proper.  Shareholders should consult with their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Foreign Accounts

Under the Foreign Account Tax Compliance Act (or “FATCA”), foreign financial institutions as defined by FATCA (“FFIs”) or non-financial foreign entities as defined by FATCA (“NFFEs”) that are shareholders of a Fund may be subject to a 30% withholding tax on:  (1) income dividends paid by the Fund, and (2) certain capital gain distributions and the proceeds of a sale of Fund shares paid after December 31, 2016.  The FATCA withholding tax generally may be avoided:  (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI, and (b) by an NFFE, if it:  (i) certifies that is has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them to the withholding agent (which may be the Fund).  The U.S. Treasury has negotiated intergovernmental agreements (each, an “IGA”) with certain countries and is in various stages of negotiations with other foreign countries with respect to one or more alternative approaches to implement FATCA.  An entity in one of those countries may be required to comply with the terms of an IGA and applicable local law instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding by becoming a “participating FFI,” which requires the FFI to enter into a tax compliance agreement with the IRS under section 1471(b) of the Code under which it agrees to verify, report and disclose certain of its U.S. accountholders and provided that such entity meets certain other specified requirements.  The FFI will report to the IRS, or, depending on the FFI’s country of residence, to the government of that country (pursuant to the terms and conditions of an applicable IGA and applicable law), which will, in turn, report to the IRS.  An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from a Fund can avoid FATCA withholding generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner.  The NFFE will report to the Fund or other applicable withholding agent, which will, in turn, report information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA.  An FFI or NFFE that invests in a Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding.  The requirements imposed by FATCA are different from, and in addition to, the U.S. certification rules to avoid backup withholding described above.

Other Tax Matters

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans.  Shareholders should consult their tax adviser to determine the suitability of shares of a Fund as an investment through such plans and the precise effect that investment in a Fund would have on their particular tax situation.

The foregoing discussion relates solely to U.S. federal income tax law.  Dividends and distributions also may be subject to state and local taxes.  Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal, state, local and, where applicable, foreign taxes.  Foreign investors should consult their tax advisers concerning the U.S. federal income tax consequences of ownership of shares of a Fund, including the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the backup withholding tax rates (or a reduced rate of withholding provided by treaty and the potential applicability of the U.S. estate tax).

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect.  For the complete provisions, reference should be made to the pertinent Code sections and regulations.  The Code and regulations are subject to change by legislative or administrative actions.

DESCRIPTION OF THE TRUST

The Trust was organized as a Delaware business trust on January 12, 2012 and, as of the date of this SAI, consists of 14 separate portfolios or series.  The Board may establish additional series in the future.  The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with no par value.

The Trust is anticipated to consist of multiple separate portfolios or series.  When certain matters affect one fund but not another, the shareholders would vote as a fund regarding such matters.  Subject to the foregoing, on any matter submitted to a vote of shareholders, all shares then entitled to vote will be voted separately by the fund unless otherwise required by the 1940 Act, in which case all shares will be voted in the aggregate.  For example, a change in a fund’s fundamental investment policies would be voted upon only by shareholders of the fund.  Additionally, approvals of Investment Advisory Contracts are matters to be determined separately by the fund.

Approval by the shareholders of one fund is effective as to that fund whether or not sufficient votes are received from the shareholders of the other fund to approve the proposal as to that fund.  The term “majority,” when referring to approvals to be obtained from shareholders of a fund means the vote of the lesser of (i) 67% of the shares of the fund or class represented at a meeting if the holder of more than 50% of the outstanding shares of the fund or class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the fund.  The term “majority,” when referring to the approvals to be obtained from shareholders of the Trust as a whole means the vote of the lesser of (i) 67% of the Trust’s shares represented at a meeting if the holders of more than 50% of the Trust’s outstanding shares are present in person or proxy, or (ii) more than 50% of the Trust’s outstanding shares.  Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

The Trust is not required to hold regular annual meetings of a fund’s shareholders and does not intend to do so.  However, the Trust undertakes to hold a special meeting of its shareholders if the purpose of voting on the question of removal of a director or trustees is requested in writing by the holders of at least 10% of the Trust’s outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.  The Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose.

Each share of a Fund represents an equal proportional interest in the fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to a Fund as are declared in the discretion of the Trustees.  In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets of the Trust not attributable to the Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

Shareholders are not entitled to any preemptive rights.  All shares, when issued, will be fully paid and non-assessable by the Trust.

Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of a series of the Trust but only to the extent of the shareholder’s investment in such series.  However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of each series of the Trust and requires that notice of the disclaimer be given in each contract or obligations entered into or executed by the Trust or the Trustees.  The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote and is limited to the amount of the shareholder’s investment in the Fund.

OTHER INFORMATION ABOUT THE FUNDS

Custodian.  MUFG Union Bank, N.A., located at 350 California Street, 6th Floor, San Francisco, California  94104, serves as the custodian for the Funds.  As such, the Custodian holds in safekeeping certificated securities and cash belonging to the Funds and, in such capacity, is the registered owner of securities in book-entry form belonging to the Funds.  Upon instruction, the Custodian receives and delivers cash and securities of the Funds in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities.  The Custodian also maintains certain accounts and records of the Funds.  Sub-custodians provide custodial services for any foreign assets held outside of the United States.

Transfer Agent. ALPS, pursuant to a Transfer Agency and Service Agreement, serves as transfer agent for the Funds.  As Transfer Agent, ALPS has, among other things, agreed to (i) issue and redeem shares of the Funds; (ii) make dividend and other distributions to shareholders of the Funds; (iii) effect transfers of shares; (iv) mail communications to shareholders of the Funds, including account statements, confirmations, and dividend and distribution notices; (v) facilitate the electronic delivery of shareholder statements and reports and (vi) maintain shareholder accounts.  Under the Transfer Agency and Service Agreement, ALPS receives from the Trust on behalf of the Funds an annual minimum fee and a fee based upon the number of shareholder accounts and is also reimbursed for out-of-pocket expenses.  As described above, ALPS is an affiliate of the Distributor.

Independent Registered Public Accounting Firm.  KPMG LLP (“KPMG”) serves as the Trust’s independent registered public accounting firm.  KPMG provides audit services, tax return preparation and assistance and consultation in connection with review of SEC filings.  KPMG is located at 1225 17th Street, Suite 800, Denver, Colorado, 80202.

Counsel.  Davis Graham & Stubbs LLP serves as counsel to the Trust and is located at 1550 17th Street, Suite 500, Denver, Colorado 80202. Dechert LLP serves as counsel to the Independent Trustees and is located at 2010 Main Street, Suite 500, Irvine, California, 92614

PERFORMANCE INFORMATION

Yield and Total Return.  A Fund may from time to time include the yield and/or total return of its shares in advertisements or information in advertisements or information furnished to present or prospective shareholders.

A Fund’s yield will vary from time to time depending upon market conditions, the composition of its portfolios and operating expenses of the Trust allocated to the Fund.  These factors, possible differences in the methods used in calculating yield, and the tax exempt status of distributions, should be considered when comparing a Fund’s yield to yields published for other investment companies and other investment vehicles.  Yield should also be considered relative to changes in the value of a Fund’s shares and to the relative risks associated with the investment objectives and policies of a Fund.

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

Investors in a Fund are specifically advised that share prices, expressed as the net asset value per share, will vary just as yield will vary.  An investor’s focus on the yield of a Fund to the exclusion of the consideration of the share price of the Fund may result in the investor’s misunderstanding the total return he or she may derive from the Fund.

FINANCIAL HIGHLIGHTS

Because the Funds have not yet commenced operations as the date of this Statement of Additional Information, there are no financial highlights for the Funds.  When available, you can obtain additional copies of the Annual Report at no charge by writing or telephoning the Funds at the address or number on the front page of this Statement of Additional Information.

APPENDIX A

 DESCRIPTION OF SECURITIES RATINGS

A Fund may make use of average portfolio credit quality standards to assist institutional investors whose own investment guidelines limit their investments accordingly.  In determining a Fund’s overall dollar-weighted average quality, unrated securities are treated as if rated, based on the adviser’s view of their comparability to rated securities.  A Fund’s use of average quality criteria is intended to be a guide for those investors whose investment guidelines require that assets be invested according to comparable criteria.  Reference to an overall average quality rating for a Fund does not mean that all securities held by the Fund will be rated in that category or higher.  A Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s, S&P or Fitch or, if unrated, determined by the adviser to be of comparable quality).  The percentage of a Fund’s assets invested in securities in a particular rating category will vary.  Following is a description of Moody’s, S&P’s and Fitch’s ratings applicable to fixed-income securities.

Moody’s Investors Service, Inc.

Corporate and Municipal Bond Ratings

Aaa:  Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa:  Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A:  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa:  Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured), interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba:  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B:  Bonds which are rated B generally lack characteristics of a desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa:  Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca:  Bonds which are rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

C:  Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s bond ratings, where specified, are applicable to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year.  Obligations relying upon support mechanisms such as letter-of-credit and bonds of indemnity are excluded unless explicitly rated.  Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located.

Unless noted as an exception, Moody’s rating on a bank’s ability to repay senior obligations extends only to branches located in countries which carry a Moody’s Sovereign Rating for Bank Deposits.  Such branch obligations are rated at the lower of the bank’s rating or Moody’s Sovereign Rating for the Bank Deposits for the country in which the branch is located.  When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody’s ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination.  In addition, risk associated with bilateral conflicts between an investor’s home country and cither the issuer’s home country or the country where an issuer branch is located are not incorporated into Moody’s ratings.

Moody’s makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the Securities Act or issued in conformity with any other applicable law or regulation.  Nor does Moody’s represent that any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.

Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system.  The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations.  These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody’s employs the following three designations, all judged to be investment-grade, to indicate the relative repayment ability of rated issuers:

PRIME-1:  Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.  Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed: conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2:  Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

PRIME-3:  Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations.  The effect of industry characteristics and market compositions may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.  Adequate alternate liquidity is maintained.

NOT PRIME:  Issuers rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s Ratings Services

Issue Credit Rating Definitions

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs).  It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.  The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor’s from other sources it considers reliable.  Standard & Poor’s does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information.  Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long-term or short-term.  Short-term ratings are generally assigned to those obligations considered short term in the relevant market.  In the U.S., for example, that means obligations with an original maturity of no more than 365 days, including commercial paper.  Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations.  The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.  Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation: nature of and provisions of the obligation; protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

The issue rating definitions are expressed in terms of default risk.  As such, they pertain to senior obligations of an entity.  Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.  (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)  Accordingly, in the case of junior debt the rating may not conform exactly with the category definition.

Corporate and Municipal Bond Ratings

Investment-grade

AAA:  An obligation rated AAA has the highest rating assigned by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA:  An obligation rated ‘AA’ differs from the highest rated obligations only in small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A:  An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB:  An obligation rated ‘BBS’ exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Speculative Grade

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’ and ‘C’ are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal.  BB indicates the least degree of speculation and C the highest.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB:  An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B:  An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC:  An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:  An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C:  A subordinated debt or preferred stock obligation rated ‘C’ is currently highly vulnerable to nonpayment.  The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.  A ‘C’ also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D:  An obligation rated ‘D’ is in payment default.  The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (–):  The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings:  The letter “p” indicates that the rating is provisional.  A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project.  This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.  The investor should exercise his own judgment with respect to such likelihood and risk.

r:  This symbol is attached to the ratings of instruments with significant noncredit risks.  It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating.  Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.:  This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues.  The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial Paper Rating Definitions

A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.  Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest.  These categories are as follows:

A-1:  A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2:  A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3:  A short-term obligation rated ‘A-3’ exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B:  A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C:  A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D:  A short-term obligation rated ‘D’ is in payment default.  The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor.  The ratings are based on current information furnished to Standard & Poor’s by the issuer or obtained from other sources it considers reliable.  Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information.  The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

Fitch Investor Services, Inc

Credit Ratings

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations.  Credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested.  Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

The use of credit ratings defines their function: “investment grade” ratings (international Long-term ‘AAA’ to ‘BBB-’ categories; Short-term ‘F1’ to ‘F3’) indicate relatively low to moderate credit risk, while those in the “speculative” or “non investment grade” categories (international Long-term ‘BB+’ to ‘D’; Short-term ‘B’ to ‘D’) either signal a higher level of credit risk or that a default has already occurred.  Credit ratings express risk in relative rank order, which is to say they are ordinal measures of credit risk and are not predictive of a specific frequency of default or loss.

Depending on their application, credit ratings address benchmark measures of probability of default as well relative expectations of loss given default.  For example, issuers are typically assigned Issuer Default Ratings that are relative measures of default probability.  Similarly, short-term credit ratings give primary consideration to the likelihood that obligations will be met on a timely basis.  Securities, however, are rated taking into consideration probability of default and loss given default.  As a result, for entities such as corporations security ratings may be rated higher, lower or the same as the issuer rating to reflect expectations of the security’s relative recovery prospects, as well as differences in ability and willingness to pay.  While recovery analysis plays an important role throughout the ratings scale, it becomes a more critical consideration for below investment-grade securities and obligations, particularly at the lower end of the non-investment-grade ratings scale where Fitch often publishes actual Recovery Ratings that are complementary to the credit ratings.

Structured finance ratings typically are assigned to each individual security or tranche in a transaction, and not to an issuer.  Each structured finance tranche is rated on the basis of various stress scenarios in combination with its relative seniority, prioritization of cash flows and other structural mechanisms.

International Long-Term Credit Ratings

International Long-Term Credit Ratings (LTCR) may also be referred to as Long-Term Ratings.  When assigned to most issuers, it is used as a benchmark measure of probability of default and is formally described as an Issuer Default Rating (IDR).  The major exception is within Public Finance, where IDRs will not be assigned as market convention has always focused on timeliness and does not draw analytical distinctions between issuers and their underlying obligations.  When applied to issues or securities, the LTCR may be higher or lower than the issuer rating (IDR) to reflect relative differences in recovery expectations.

The following rating scale applies to foreign currency and local currency ratings:

Investment Grade

AAA

Highest credit quality.  ‘AAA’ ratings denote the lowest expectation of credit risk.  They are assigned only in case of exceptionally strong capacity for payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality.  ‘AA’ ratings denote expectations of very low credit risk.  They indicate very strong capacity for payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality.  ‘A’ ratings denote expectations of low credit risk.  The capacity for payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality.  ‘BBB’ ratings indicate that there is currently expectations of low credit risk.  The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.  This is the lowest investment grade category.

Speculative Grade

BB

Speculative

‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.  Securities rated in this category are not investment grade.

B

Highly speculative

For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains.  Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries.  Such obligations would possess a Recovery Rating of ‘R1’ (outstanding).

CCC

For issuers and performing obligations, default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery.  Differences in credit quality may be denoted by plus/minus distinctions.  Such obligations typically would possess a Recovery Rating of ‘R2’ (superior), or ‘R3’ (good) or ‘R4’ (average).

CC

For issuers and performing obligations, default of some kind appears probable.

For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of ‘R4’ (average) or ‘R5’ (below average).

C

For issuers and performing obligations, default is imminent.

For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries.  Such obligations would possess a Recovery Rating of ‘R6’ (poor).

RD

Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D

Indicates an entity or sovereign that has defaulted on all of its financial obligations.  Default generally is defined as one of the following:

•	failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;

•	the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor; or

•	the distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated ‘D’ upon a default.  Defaulted and distressed obligations typically are rated along the continuum of ‘C’ to ‘B’ ratings categories, depending upon their recovery prospects and other relevant characteristics.  Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the ‘B’ or ‘CCC‑C’ categories.

Default is determined by reference to the terms of the obligations’ documentation.  Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.

International Short-Term Credit Ratings

The following ratings scale applies to foreign currency and local currency ratings.  A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years.  Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1

Highest credit quality.  Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2

Good credit quality.  A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3

Fair credit quality.  The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

B

Speculative.  Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C

High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

RD

Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other obligations.

D

Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Notes to International Long-Term and Short-Term ratings:

The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’ or to Short-term ratings other than ‘Fl’.  (The +/– modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

Rating Watch:  Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change.  These are designated as “Positive,” indicating a potential upgrade, “Negative,” for a potential downgrade, or “Evolving,” if ratings may be raised, lowered or maintained.  Rating Watch is typically resolved over a relatively short period.

Rating Outlook:  An Outlook indicates the direction a rating is likely to move over a one to two-year period.  Outlooks may be positive, stable or negative.  A positive or negative Rating Outlook does not imply a rating change is inevitable.  Similarly, ratings for which outlooks are “stable” could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action.  Occasionally, Fitch Ratings may be unable to identify the fundamental trend.  In these cases, the Rating Outlook may be described as evolving.

Program ratings (such as the those assigned to MTN shelf registrations) relate only to standard issues made under the program concerned: it should not be assumed that these ratings apply to every issue made under the program.  In particular, in the case of non-standard issues, i.e. those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

Variable rate demand obligations and other securities which contain a short-term “put” or other similar demand feature will have a dual rating, such as AAA/F1+.  The first rating reflects the ability to meet long-term principal and interest payments, whereas the second rating reflects the ability to honor the demand feature in full and on time.

Interest Only

Interest Only ratings are assigned to interest strips.  These ratings do not address the possibility that a security holder might fail to recover some or all of its initial investment due to voluntary or involuntary principal repayments.

Principal Only

Principal Only ratings address the likelihood that a security holder will receive their initial principal investment either before or by the scheduled maturity date.

Rate of Return

Ratings also may be assigned to gauge the likelihood of an investor receiving a certain predetermined internal rate of return without regard to the precise timing of any cash flows.

‘PIF’

Paid-in-Full:  denotes a security that is paid-in-full, matured, called, or refinanced.

‘NR’ indicates that Fitch Ratings does not rate the issuer or issue in question.

‘Withdrawn’:  A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced, or for any other reason Fitch Ratings deems sufficient.

APPENDIX B

ALPS SERIES TRUST

PROXY VOTING POLICIES AND PROCEDURES

The Trust has adopted a Proxy Voting Policy used to determine how the Funds vote proxies relating to their portfolio securities.  Under the Trust’s Proxy Voting Policy, the Fund has, subject to the oversight of the Trust’s Board, delegated to the Adviser the following duties: (1) to make the proxy voting decisions for the Funds, subject to the exceptions described below; and (2) to assist the Funds in disclosing their respective proxy voting record as required by Rule 30b1-4 under the 1940 Act.

In cases where a matter with respect to which the Fund was entitled to vote presents a conflict between the interest of the Fund’s shareholders, on the one hand, and those of the Fund’s investment adviser, principal underwriter or an affiliated person of the Fund, its investment adviser, or principal underwriter, on the other hand, the Fund shall always vote in the best interest of the Fund’s shareholders.  For purposes of this Policy, a vote shall be considered in the best interest of the Fund’s shareholders when a vote is cast consistent with a specific voting policy as set forth in the Adviser’s Proxy Voting Policy (described below), provided such specific voting policy was approved by the Board.

The Fund CCO shall ensure that the Adviser has adopted a Proxy Voting Policy, which it uses to vote proxies for its clients, including the Funds.

General

The Trust and the Funds believe that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company.  The Trust and the Funds are committed to voting corporate proxies in the manner that best serves the interests of the Fund’s shareholders.

Delegation to the Adviser

The Trust believes that the Adviser is in the best position to make individual voting decisions for the Funds consistent with this Policy.  Therefore, subject to the oversight of the Board, the Adviser is hereby delegated the following duties:

(1)          to make the proxy voting decisions for the Funds, in accordance with the Adviser’s Proxy Voting Policy, except as provided herein; and

(2)          to assist the Funds in disclosing their respective proxy voting record as required by Rule 30b1-4 under the 1940 Act, including providing the following information for each matter with respect to which the Funds are entitled to vote: (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder; (c) whether and how the Fund cast its vote; and (d) whether the Fund cast its vote for or against management.

The Board, including a majority of the independent trustees of the Board, must approve the Adviser’s Proxy Voting and Disclosure Policy (the “Adviser Voting Policy”) as it relates to the Funds.  The Board must also approve any material changes to the Adviser Voting Policy no later than six (6) months after adoption by the Adviser.

Conflicts

In cases where a matter with respect to which the Fund was entitled to vote presents a conflict between the interest of the Fund’s shareholders, on the one hand, and those of the Fund’s investment adviser, principal underwriter, or an affiliated person of the Fund, its investment adviser, or principal underwriter, on the other hand, the Fund shall always vote in the best interest of the Fund’s shareholders.  For purposes of this Policy, a vote shall be considered in the best interest of the Fund’s shareholders when a vote is cast consistent with the specific voting policy as set forth in the Adviser Voting Policy, provided such specific voting policy was approved by the Board.

CLARKSTON CAPITAL PARTNERS, LLC
PROXY VOTING/CLASS ACTION LITIGATION POLICY

In accordance with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended, it is the policy of Clarkston Capital Partners (the “Adviser”) to vote all proxies in respect of securities in client accounts (“Client Securities”) over which the Adviser has voting discretion in a manner consistent with the best interests of the Adviser’s clients.

The CCO is responsible for ensuring adherence to the Adviser’s Proxy Voting Policy (the “Policy”).

General Intent

The Adviser generally will monitor proposed corporate actions and proxy matters in respect of Client Securities and may take any of the following actions based on the best interests of our clients: (i) follow the recommendations of an independent proxy voting service in voting the proxies. (ii), decide to vote contrary to the recommendation or (iii) abstain.

In general, the Adviser will determine how to vote proxies based on a reasonable judgment of that vote most likely to produce favorable financial results for our clients.  Proxy votes generally will be cast in favor of proposals that maintain or strengthen the shared interests of shareholders and management, increase shareholder value, maintain or increase shareholder influence over the issuer’s board of directors and management, and maintain or increase the rights of shareholders; proxy votes generally will be cast against proposals having the opposite effect.  However, the Adviser will consider both sides of each proxy issue.  Consistent with the Adviser’s paramount commitment to the financial investment goals of its clients, social considerations will not be considered absent contrary instructions by a client.

Proxy Voting Procedure

Personnel
The Adviser’s Proxy Committee consists of three members; Jerry Hakala, Dan Coble and Debbi Forbes.

Frequency
The Proxy Committee meets on a monthly basis and votes all proxies presented since the last meeting.

Voting
A recommendation is received by an independent third party voting service for each proxy received.  For proxies whereby the Adviser, in its opinion, may exert meaningful influence over the outcome of the vote, the proxy is reviewed, analyzed, and discussed and a decision is made to vote with the recommendation, against it, or in rare cases, to abstain from voting.  In all other cases where the Adviser has a limited ability to influence the outcome of a vote due to the low number of shares under its voting discretion, the recommendation of the third-party voting service is generally used.

Conflicts of Interest

Conflicts of interest between the Adviser or a principal of the Adviser and the Adviser’s clients in respect of a proxy issue conceivably may arise, for example, from personal or professional relationships with a company or with the directors, candidates for director, or senior executives of a company that is the issuer of Client Securities.

If the Compliance Officer determines that a material conflict of interest exists, the following procedures shall be followed:

1.	The Adviser may disclose the existence and nature of the conflict to the client(s) owning the Client Securities, and seek directions on how to vote the proxies;

2.	The Adviser may abstain from voting, particularly if there are conflicting client interests (for example, where client accounts hold different Client Securities in a competitive merger situation); or

3.	The Adviser may follow the recommendations of an independent proxy voting service in voting the proxies.

Disclosure to Clients

The Adviser discloses a summation of its proxy voting policies in ADV Part 2A.  The Adviser offers all clients, through the annual ADV, a summation of this Policy.  Upon either oral or written request, Clients may obtain information about how the Adviser has voted all proxies in respect of their Client Securities and a copy of this Policy.

Recordkeeping Requirements

The Adviser shall maintain the following records relating to this Policy:

▪	A copy of the Policy as it may be amended from time to time.

▪	A copy of each proxy statement received by the Adviser in respect of Client Securities. This requirement may be satisfied by relying on a third party to make and retain, on the Adviser’s behalf, a copy of a proxy statement (provided that the Adviser has obtained an undertaking from the third party to provide a copy of the proxy statement promptly upon request), or the Adviser may rely on obtaining a copy of a proxy statement from the SEC’s EDGAR system.

▪	A record of each vote cast by the Adviser on behalf of a client. This requirement may be satisfied by relying on a third party to make and retain, on the Adviser’s behalf, a record of the vote cast (if the Adviser has obtained an undertaking from the third party to provide a copy of the record promptly upon request).

▪	A copy of any document created by the Adviser that was material to making a decision about how to vote proxies on behalf of a client or that memorializes the basis for that decision.

▪	A copy of each written client request for information about how the Adviser voted proxies on behalf of the client, and a copy of any written response by the Adviser to any such (written or oral) client request.

All of the foregoing records shall be maintained and preserved in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on such record, the first two years in the offices of the Adviser.

PART C.  OTHER INFORMATION

Item 28.	Exhibits

(a)	(1)	Declaration of Trust of Registrant.(2)

	(2)	Certificate of Trust of Registrant, as filed with the State of Delaware on January 12, 2012.(2)

	(3)	Certificate of Amendment of Certificate of Trust of Registrant, as filed with the State of Delaware on May 18, 2012.(2)

(b)		Bylaws of Registrant.(1)

(c)		Provisions of instruments defining rights of security holders are contained in Articles 4 and 7 of the Declaration of Trust (incorporated herein by reference to Exhibit (a)(1) of this filing).

(d)	(1)	Investment Advisory Agreement dated December 5, 2012 between Registrant and Cognios Capital, LLC with respect to the Cognios Market Neutral Large Cap Fund.(3)

	(2)	Investment Advisory Agreement dated July 2, 2013 between Registrant and Evergreen Capital Management, LLC with respect to the GKE Asian Opportunities Fund.(4)

	(3)	Investment Sub-Advisory Agreement dated July 2, 2013 among Registrant and Evergreen Capital Management, LLC and GaveKal Capital Limited with respect to the GKE Asian Opportunities Fund.(4)

(4)
Investment Advisory Agreement dated December 16, 2013 between Registrant and Brinker Capital, Inc. with respect to the Crystal Strategy Absolute Income Fund, the Crystal Strategy Absolute Return Fund and the Crystal Strategy Leveraged Alternative Fund.(6)

	(5)	Investment Advisory Agreement dated December 19, 2013 between Registrant and Meritage Capital, LLC with respect to the Insignia Macro Fund.(7)

	(6)	Investment Sub-Advisory Agreement dated December 19, 2013 among Registrant, Meritage Capital, LLC and Sage Advisory Services, Ltd. Co. with respect to the Insignia Macro Fund.(7)

1

	(7)	Investment Advisory Agreement dated February 24, 2014 between Registrant and Riverside Advisors, LLC with respect to the Riverside Frontier Markets Fund.(8)

	(8)	Investment Advisory Agreement dated June 30, 2014 between Registrant and Cupps Capital Management, LLC with respect to the Cupps All Cap Growth Fund and the Cupps Mid Cap Growth Fund.(9)

	(9)	Investment Advisory Agreement dated August 29, 2014 between Registrant and New Sheridan Advisors, LLC with respect to the New Sheridan Developing World Fund. (11)

	(10)	Investment Advisory Agreement dated February 27, 2015 between Registrant and Valspresso Investment Management, LLC with respect to the Valspresso Green Zone Select™ Tactical Fund.(14)

	(11)	Investment Advisory Agreement dated July 15, 2015 between Registrant and DDJ Capital Management, LLC with respect to the DDJ Opportunistic High Yield Fund.(15)

	(12)	Investment Advisory Agreement dated September 8, 2015 between Registrant and Clarkston Capital Partners, LLC with respect to the Clarkston Partners Fund and the Clarkston Fund (filed herewith).

	(13)	Interim Advisory Agreement dated June 30, 2015 between Registrant and Champlain Investment Partners, LLC with respect to the New Sheridan Developing World Fund.(15)

(e)	(1)	Distribution Agreement dated December 5, 2012 between Registrant and ALPS Distributors, Inc. with respect to the Cognios Market Neutral Large Cap Fund.(3)

	(2)	Distribution Agreement dated July 30, 2013 between Registrant and ALPS Distributors, Inc. with respect to the GKE Asian Opportunities Fund.(4)

(3)
Distribution Agreement dated December 16, 2013 between Registrant and ALPS Distributors, Inc. with respect to the Crystal Strategy Absolute Income Fund, the Crystal Strategy Absolute Return Fund and the Crystal Strategy Leveraged Alternative Fund.(6)

	(4)	Distribution Agreement dated December 19, 2013 between Registrant and ALPS Distributors, Inc. with respect to the Insignia Macro Fund.(7)

2

	(5)	Distribution Agreement dated June 30, 2014 between Registrant and ALPS Distributors, Inc. with respect to the Cupps All Cap Growth Fund and the Cupps Mid Cap Growth Fund.(9)

	(6)	Distribution Agreement dated August 29, 2014 between Registrant and ALPS Distributors, Inc. with respect to the New Sheridan Developing World Fund.(11)

	(7)	Distribution Agreement dated February 27, 2015 between Registrant and ALPS Distributors, Inc. with respect to the Valspresso Green Zone Select™ Tactical Fund.(14)

	(8)	Distribution Agreement dated September 8, 2015 between Registrant and ALPS Distributors, Inc. with respect to the Clarkston Partners Fund and the Clarkston Fund (filed herewith).

	(9)	Distribution Agreement dated July 15, 2015 between Registrant and ALPS Distributors, Inc. with respect to the DDJ Opportunistic High Yield Fund.(15)

	(10)	Form of Broker Dealer Selling Agreement between ALPS Distributors, Inc. and Broker/Dealer.(5)

	(11)	Form of Shareholder Servicing Agreement between ALPS Distributors, Inc. and servicing firm.(5)

	(12)	Form of Fund/SERV Agreement between ALPS Distributors, Inc. and servicing firm.(5)

	(13)	Form of NETWORKING Agreement between ALPS Distributors, Inc. and servicing firm.(5)

(f)		None.

(g)	(1)	Global Custody Agreement For Foreign and Domestic Securities dated November 29, 2012 between Registrant and Union Bank, N.A. with respect to the Cognios Market Neutral Large Cap Fund.(3)

(2)
Amendment dated July 2, 2013 to Global Custody Agreement For Foreign and Domestic Securities dated November 29, 2012 between Registrant and Union Bank, N.A. with respect to the GKE Asian Opportunities Fund.(4)

(3)
Amendment dated December 9, 2013 to Global Custody Agreement For Foreign and Domestic Securities dated November 29, 2012, as amended, between Registrant and Union Bank, N.A. with respect to the Insignia Macro Fund, the Crystal Strategy Absolute Income Fund, the Crystal Strategy Absolute Return Fund and the Crystal Strategy Leveraged Alternative Fund.(7)

3

(4)
Amendment dated February 24, 2014 to Global Custody Agreement For Foreign and Domestic Securities dated November 29, 2012, as amended, between Registrant and Union Bank, N.A. with respect to the Riverside Frontier Markets Fund.(8)

(5)
Amendment dated June 30, 2014 to Global Custody Agreement For Foreign and Domestic Securities dated November 29, 2012, as amended, between Registrant and Union Bank, N.A. with respect to the Cupps All Cap Growth Fund and the Cupps Mid Cap Growth Fund.(9)

(6)
Amendment dated August 29, 2014 to Global Custody Agreement For Foreign and Domestic Securities dated November 29, 2012, as amended, between Registrant and MUFG Union Bank, National Association (f/k/a Union Bank, N.A.) with respect to the New Sheridan Developing World Fund.(12)

(7)
Amendment dated February 20, 2015 to Global Custody Agreement For Foreign and Domestic Securities dated November 29, 2012, as amended, between Registrant and MUFG Union Bank, National Association (f/k/a Union Bank, N.A.) with respect to the Valspresso Green Zone Select™ Tactical Fund.(15)

(8)
Amendment dated July 15, 2015 to Global Custody Agreement For Foreign and Domestic Securities dated November 29, 2012, as amended, between Registrant and MUFG Union Bank, National Association with respect to the DDJ Opportunistic High Yield Fund.(15)

(9)
Amendment dated September 8, 2015 to Global Custody Agreement For Foreign and Domestic Securities dated November 29, 2012, as amended, between Registrant and MUFG Union Bank, National Association with respect to the Clarkston Partners Fund and the Clarkston Fund (filed herewith).

(h)	(1)	Transfer Agency and Service Agreement dated December 20, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Cognios Market Neutral Large Cap Fund.(3)

4

(2)	Transfer Agency and Service Agreement dated July 30, 2013 between Registrant and ALPS Fund Services, Inc. with respect to the GKE Asian Opportunities Fund.(4)

(3)
Transfer Agency and Service Agreement dated December 16, 2013 between Registrant and ALPS Fund Services, Inc. with respect to the Crystal Strategy Absolute Income Fund, the Crystal Strategy Absolute Return Fund and the Crystal Strategy Leveraged Alternative Fund.(6)

(4)	Transfer Agency and Service Agreement dated December 19, 2013 between Registrant and ALPS Fund Services, Inc. with respect to the Insignia Macro Fund.(7)

(5)	Transfer Agency and Service Agreement dated February 24, 2014 between Registrant and ALPS Fund Services, Inc. with respect to the Riverside Frontier Markets Fund.(8)

(6)	Transfer Agency and Service Agreement dated June 30, 2014 between Registrant and ALPS Fund Services, Inc. with respect to the Cupps All Cap Growth Fund and the Cupps Mid Cap Growth Fund.(9)

(7)	Transfer Agency and Service Agreement dated August 29, 2014 between Registrant and ALPS Fund Services, Inc. with respect to the New Sheridan Developing World Fund.(11)

(8)	Transfer Agency and Service Agreement dated February 27, 2015 between Registrant and ALPS Fund Services, Inc. with respect to the Valspresso Green Zone Select™ Tactical Fund.(14)

(9)	Transfer Agency and Service Agreement dated September 8, 2015 between Registrant and ALPS Fund Services, Inc. with respect to the Clarkston Partners Fund and the Clarkston Fund (filed herewith).

(10)	Transfer Agency and Service Agreement dated July 15, 2015 between Registrant and ALPS Fund Services, Inc. with respect to the DDJ Opportunistic High Yield Fund.(15)

(11)	Administration, Bookkeeping and Pricing Services Agreement dated December 20, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Cognios Market Neutral Large Cap Fund.(3)

(12)
Amendment dated February 21, 2014 to Administration, Bookkeeping and Pricing Services Agreement dated December 20, 2013 between Registrant and ALPS Fund Services, Inc. with respect to the Cognios Market Neutral Large Cap Fund.(8)

5

(13)	Administration, Bookkeeping and Pricing Services Agreement dated July 30, 2013 between Registrant and ALPS Fund Services, Inc. with respect to the GKE Asian Opportunities Fund.(4)

(14)
Amendment dated August 6, 2013 to Administration, Bookkeeping and Pricing Services Agreement dated July 30, 2013 between Registrant and ALPS Fund Services, Inc. with respect to the GKE Asian Opportunities Fund.(5)

(15)
Administration, Bookkeeping and Pricing Services Agreement dated December 16, 2013 between Registrant and ALPS Fund Services, Inc. with respect to the Crystal Strategy Absolute Income Fund, the Crystal Strategy Absolute Return Fund and the Crystal Strategy Leveraged Alternative Fund.(6)

(16)	Administration, Bookkeeping and Pricing Services Agreement dated December 19, 2013 between Registrant and ALPS Fund Services, Inc. with respect to the Insignia Macro Fund.(7)

(17)	Administration, Bookkeeping and Pricing Services Agreement dated February 24, 2014 between Registrant and ALPS Fund Services, Inc. with respect to the Riverside Frontier Markets Fund (8).

(18)
Administration, Bookkeeping and Pricing Services Agreement dated June 30, 2014 between Registrant and ALPS Fund Services, Inc. with respect to the Cupps All Cap Growth Fund and the Cupps Mid Cap Growth Fund.(9)

(19)	Administration, Bookkeeping and Pricing Services Agreement dated August 29, 2014 between Registrant and ALPS Fund Services, Inc. with respect to the New Sheridan Developing World Fund.(11)

(20)	Administration, Bookkeeping and Pricing Services Agreement dated February 27, 2015 between Registrant and ALPS Fund Services, Inc. with respect to the Valspresso Green Zone Select™ Tactical Fund.(14)

(21)	Administration, Bookkeeping and Pricing Services Agreement dated July 15, 2015 between Registrant and ALPS Fund Services, Inc. with respect the DDJ Opportunistic High Yield Fund.(15)

(22)
Administration, Bookkeeping and Pricing Services Agreement dated September 8, 2015 between Registrant and ALPS Fund Services, Inc. with respect the Clarkston Partners Fund and the Clarkston Fund (filed herewith).

6

(23)	Principal Financial Officer Services Agreement dated December 20, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Cognios Market Neutral Large Cap Fund.(3)

(24)	Principal Financial Officer Services Agreement dated July 30, 2013 between Registrant and ALPS Fund Services, Inc. with respect to the GKE Asian Opportunities Fund.(4)

(25)	Chief Compliance Officer Services Agreement dated December 20, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Cognios Market Neutral Large Cap Fund.(3)

(26)	Chief Compliance Officer Services Agreement dated July 30, 2013 between Registrant and ALPS Fund Services, Inc. with respect to the GKE Asian Opportunities Fund.(4)

(27)
Chief Compliance Officer Services Agreement dated December 16, 2013 between Registrant and ALPS Fund Services, Inc. with respect to the Crystal Strategy Absolute Income Fund, the Crystal Strategy Absolute Return Fund and the Crystal Strategy Leveraged Alternative Fund.(6)

(28)	Chief Compliance Officer Services Agreement dated December 19, 2013 between Registrant and ALPS Fund Services, Inc. with respect to the Insignia Macro Fund.(7)

(29)	Chief Compliance Officer Services Agreement dated February 24, 2014 between Registrant and ALPS Fund Services, Inc. with respect to the Riverside Frontier Markets Fund.(8)

(30)	Chief Compliance Officer Services Agreement dated June 30, 2014 between Registrant and ALPS Fund Services, Inc. with respect to the Cupps All Cap Growth Fund and the Cupps Mid Cap Growth Fund.(9)

(31)	Chief Compliance Officer Services Agreement dated August 29, 2014 between Registrant and ALPS Fund Services, Inc. with respect to the New Sheridan Developing World Fund.(11)

(32)	Chief Compliance Officer Services Agreement dated February 27, 2015 between Registrant and ALPS Fund Services, Inc. with respect to the Valspresso Green Zone Select™ Tactical Fund.(14)

7

(33)	Chief Compliance Officer Services Agreement dated July 15, 2015 between Registrant and ALPS Fund Services, Inc. with respect the DDJ Opportunistic High Yield Fund.(15)

(34)	Chief Compliance Officer Services Agreement dated September 8, 2015 between Registrant and ALPS Fund Services, Inc. with respect the Clarkston Partners Fund and the Clarkston Fund (filed herewith).

(35)	Fee Waiver Letter Agreement dated November 20, 2014 between Registrant and Cognios Capital, LLC with respect to the Cognios Market Neutral Large Cap Fund.(13)

(36)	Fee Waiver Letter Agreement dated May 16, 2013 between Registrant and Evergreen Capital Management, LLC with respect to the GKE Asian Opportunities Fund.(4)

(37)
Fee Waiver Letter Agreement dated November 22, 2013 between Registrant and Brinker Capital, Inc. with respect to the Crystal Strategy Absolute Income Fund, the Crystal Strategy Absolute Return Fund and the Crystal Strategy Leveraged Alternative Fund.(13)

(38)	Fee Waiver Letter Agreement dated November 20, 2014 between Registrant and Meritage Capital, LLC with respect to the Insignia Macro Fund.(13)

(39)	Fee Waiver Letter Agreement dated January 10, 2014 between Registrant and Riverside Advisors, LLC with respect to the Riverside Frontier Markets Fund.(8)

(40)	Fee Waiver Letter Agreement dated May 14, 2014 between Registrant and Cupps Capital Management, LLC with respect to the Cupps All Cap Growth Fund and the Cupps Mid Cap Growth Fund.(9)

(41)	Fee Waiver Letter Agreement dated August 22, 2014 between Registrant and New Sheridan Advisors, LLC with respect to the New Sheridan Developing World Fund.(11)

(42)	Fee Waiver Letter Agreement dated February 20, 2015 between Registrant and Valspresso Investment Management, LLC with respect to the Valspresso Green Zone Select™ Tactical Fund.(14)

8

	(43)	Fee Waiver Letter Agreement dated May 13, 2015 between Registrant and DDJ Capital Management, LLC with respect to the DDJ Opportunistic High Yield Fund.(15)

	(44)	Fee Waiver Letter Agreement dated August 14, 2015 between Registrant and Clarkston Capital Partners, LLC with respect to the Clarkston Partners Fund and the Clarkston Fund (filed herewith).

	(45)	Fee Waiver Letter Agreement dated June 30, 2015 between Registrant and Champlain Investment Partners, LLC with respect to the New Sheridan Developing World Fund.(15)

(46)
PBI Agreement dated December 20, 2012 among BNP Paribas Prime Brokerage International, Ltd., BNP Paribas, acting through its New York Branch, and Registrant on behalf of the Cognios Market Neutral Large Cap Fund.(3)

	(47)	U.S. Prime Brokerage Agreement dated December 20, 2012 between BNP Paribas Prime Brokerage, Inc. and Registrant on behalf of the Cognios Market Neutral Large Cap Fund.(3)

(48)
Special Custody and Pledge Agreement (Margin Account) dated December 20, 2012 among BNP Paribas, acting through its New York Branch, Cognios Capital, LLC, Union Bank, N.A. and Registrant on behalf of the Cognios Market Neutral Large Cap Fund.(3)

(49)
Amendment dated March 28, 2013 to Special Custody and Pledge Agreement (Margin Account) dated December 20, 2012 among BNP Paribas, acting through its New York Branch, Cognios Capital, LLC, Union Bank, N.A. and Registrant on behalf of the Cognios Market Neutral Large Cap Fund.(4)

(50)
Special Custody and Pledge Agreement (Margin Account) dated December 20, 2012 among BNP Paribas Prime Brokerage, Inc., Cognios Capital, LLC, Union Bank, N.A. and Registrant on behalf of the Cognios Market Neutral Large Cap Fund.(3)

(51)
Amendment dated March 28, 2013 to Special Custody and Pledge Agreement (Margin Account) dated December 20, 2012 among BNP Paribas Prime Brokerage, Inc., acting through its New York Branch, Cognios Capital, LLC, Union Bank, N.A. and Registrant on behalf of the Cognios Market Neutral Large Cap Fund.(4)

(i)	(1)
Opinion of Dechert LLP, counsel to Registrant, Cognios Market Neutral Large Cap Fund, GKE Asian Opportunities Fund, Insignia Macro Fund, Crystal Strategy Absolute Income Fund, Crystal Strategy Absolute Return Fund, Crystal Strategy Absolute Return Plus Fund, Riverside Frontier Markets Fund, Cupps All Cap Growth Fund, Cupps Mid Cap Growth Fund and New Sheridan Developing World Fund.(13)

9

	(2)	Opinion of Dechert LLP, counsel to Registrant, with respect to the Valspresso Green Zone Select™ Tactical Fund.(14)

	(3)	Opinion of Davis Graham and Stubbs LLP, counsel to Registrant, with respect to the DDJ Opportunistic High Yield Fund.(15)

	(4)	Opinion of Davis Graham and Stubbs LLP, counsel to Registrant, with respect to the Clarkston Partners Fund and the Clarkston Fund (filed herewith).

(j)	(1)
Consent of Rothstein Kass, Independent Registered Public Accounting Firm to Registrant with respect to the Cognios Market Neutral Large Cap Fund, Crystal Strategy Absolute Income Fund, Crystal Strategy Absolute Return Fund, Crystal Strategy Absolute Return Plus Fund (formerly Crystal Strategy Leveraged Alternative Fund), Cupps All Cap Growth Fund, GKE Asian Opportunities Fund, Insignia Macro Fund, New Sheridan Developing World Fund, and Riverside Frontier Markets Fund.(13)

(k)		None.

(l)	(1)	Subscription Agreement dated December 7, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Cognios Market Neutral Large Cap Fund.(3)

	(2)	Share Purchase Agreement dated August 2, 2013 between Registrant and ALPS Fund Services, Inc. with respect to the GKE Asian Opportunities Fund.(4)

(3)
Share Purchase Agreement dated December 16, 2013 between Registrant and ALPS Fund Services, Inc. with respect to the Crystal Strategy Absolute Income Fund, the Crystal Strategy Absolute Return Fund and the Crystal Strategy Leveraged Alternative Fund.(6)

	(4)	Share Purchase Agreement dated December 19, 2013 between Registrant and ALPS Fund Services, Inc. with respect to the Insignia Macro Fund.(7)

	(5)	Share Purchase Agreement dated February 24, 2014 between Registrant and ALPS Fund Services, Inc. with respect to the Riverside Frontier Markets Fund.(8)

10

	(6)	Share Purchase Agreement dated June 30, 2014 between Registrant and ALPS Fund Services, Inc. with respect to the Cupps All Cap Growth Fund and the Cupps Mid Cap Growth Fund.(9)

	(7)	Share Purchase Agreement dated September 2, 2014 between Registrant and ALPS Fund Services, Inc. with respect to the New Sheridan Developing World Fund.(13)

	(8)	Share Purchase Agreement dated ________ between Registrant and ALPS Fund Services, Inc. with respect to the Valspresso Green Zone Select™ Tactical Fund (to be filed by subsequent amendment).

	(9)	Share Purchase Agreement dated July 15, 2015 between Registrant and ALPS Fund Services, Inc. with respect to the DDJ Opportunistic High Yield Fund.(15)

	(10)	Share Purchase Agreement dated September 8, 2015 between Registrant and ALPS Fund Services, Inc. with respect to the Clarkston Partners Fund and the Clarkston Fund (filed herewith).

(m)	(1)	Distribution and Services (12b-1) Plan (Investor Class) – Cognios Market Neutral Large Cap Fund.(2)

	(2)	Distribution and Services (12b-1) Plan (Class A) – Crystal Strategy Absolute Income Fund, the Crystal Strategy Absolute Return Fund and the Crystal Strategy Leveraged Alternative Fund.(6)

	(3)	Distribution and Services (12b-1) Plan (Class R) – Crystal Strategy Absolute Income Fund, the Crystal Strategy Absolute Return Fund and the Crystal Strategy Leveraged Alternative Fund.(6)

	(4)	Distribution and Services (12b-1) Plan (Class A) – Insignia Macro Fund.(7)

	(5)	Distribution and Services (12b-1) Plan (Investor Class) – Riverside Frontier Markets Fund.(8)

	(6)	Distribution and Services (12b-1) Plan (Investor Class) – New Sheridan Developing World Fund.(11)

	(7)	Distribution and Services (12b-1) Plan (Class A) – Valspresso Green Zone Select™ Tactical Fund.(14)

11

	(8)	Distribution and Services (12b-1) Plan (Class II) – DDJ Opportunistic High Yield Fund.(15)

	(9)	Shareholder Services Plan (Class I) – DDJ Opportunistic High Yield Fund.(15)

	(10)	Shareholder Services Plan (Class II) – DDJ Opportunistic High Yield Fund.(15)

	(11)	Shareholder Services Plan (Institutional Class) – Clarkston Partners Fund (filed herewith).

	(12)	Shareholder Services Plan (Institutional Class) – Clarkston Fund (filed herewith).

(n)	(1)	Rule 18f-3 Plan – Cognios Market Neutral Large Cap Fund.(2)

	(2)	Rule 18f-3 Plan – Crystal Strategy Absolute Income Fund, the Crystal Strategy Absolute Return Fund and the Crystal Strategy Leveraged Alternative Fund.(6)

	(3)	Rule 18f-3 Plan – Insignia Macro Fund.(7)

	(4)	Rule 18f-3 Plan – Riverside Frontier Markets Fund.(8)

	(5)	Rule 18f-3 Plan – New Sheridan Developing World Fund.(10)

	(6)	Rule 18f-3 Plan – Valspresso Green Zone Select™ Tactical Fund.(14)

	(7)	Rule 18f-3 Plan – DDJ Opportunistic High Yield Fund.(15)

	(9)	Rule 18f-3 Plan – Clarkston Partners Fund (filed herewith).

(o)		Reserved

(p)	(1)	Code of Ethics for Registrant, as of October 30, 2012.(2)

(2)
Code of Ethics for ALPS Holdings, Inc. and its subsidiaries and affiliates, including ALPS Distributors, Inc. and ALPS Fund Services, dated May 1, 2010, as amended July 1, 2010, November 30, 2012, September 13, 2011 and June 25, 2012.(2)

	(3)	Code of Ethics for Cognios Capital, LLC, dated October 10, 2012.(2)

12

	(4)	Code of Ethics for Evergreen Capital Management, LLC, adopted April 15, 2013.(4)

	(5)	Code of Ethics for GaveKal Capital Limited, effective June 2011 and amended April, 2013.(4)

	(6)	Code of Ethics for Brinker Capital, Inc., effective August 28, 2012.(6)

	(7)	Code of Ethics for Meritage Capital, LLC, effective November 1, 2013.(7)

	(8)	Code of Ethics for Sage Advisory Services, Ltd. Co.(7)

	(9)	Code of Ethics for Riverside Advisors, LLC, effective November 2013.(8)

	(10)	Code of Ethics for Cupps Capital Management, LLC, effective December 12, 2012.(9)

	(11)	Code of Ethics for New Sheridan Advisors, LLC, effective February 8, 2012.(11)

	(12)	Code of Ethics for Valspresso Investment Management, LLC, effective October 23, 2014.(14)

	(13)	Code of Ethics for DDJ Capital Management, LLC, effective October 10, 2013.(15)

	(14)	Code of Ethics for Clarkston Capital Partners, LLC, effective April 29, 2013 (filed herewith).

(q)	(1)	Power of Attorney, dated October 30, 2012.(2)

(1)	Incorporated by reference to Registrant’s Registration Statement filed on September 17, 2012.
(2)	Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed on November 19, 2012.
(3)	Incorporated by reference to Registrant’s Pre-Effective Amendment No. 2 filed on December 19, 2012.
(4)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 filed on July 31, 2013.
(5)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 filed on September 24, 2013.
(6)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 filed on December 16, 2013.

13

(7)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 filed on December 19, 2013.
(8)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 16 filed on February 24, 2014.
(9)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 22 filed on June 30, 2014.
(10)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 26 filed on August 8, 2014.
(11)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 29 filed on August 29, 2014.
(12)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 32 filed on October 1, 2014.
(13)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 39 filed on January 28, 2015.
(14)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 43 filed on February 27, 2015.
(15)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 47 filed on July 15, 2015.

Item 29.	Persons Controlled by or Under Common Control with the Registrant.

None.
Item 30.	Indemnification.

As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the “1940 Act”), and pursuant to Article 8 of the Registrant’s Declaration of Trust (Exhibit (a)(1) to the Registration Statement) and Section 7 of each of the Distribution Agreements (Exhibits (e)(1), (6) and (11)) to the Registration Statement), officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

14

The Registrant has purchased an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties.  The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust and Distribution Agreements in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpreta-tions of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 31.	Business and Other Connections of Investment Advisers and Investment Sub-Advisers.

COGNIOS CAPITAL, LLC

Name*	Position with Cognios Capital, LLC	Other Business Connections	Type of Business
John Brandmeyer	Chief Executive Officer		Investments
Jonathan C. Angrist	President, Chief Investment Officer	Portfolio Manager, Helzberg Angrist Capital, LLC Portfolio Manager, Buffalo Funds Principal, Harvest Partners, Inc.	Investments Investments Investments

15

Steven K. Braun	Principal, Chief Financial Officer	EVP/CFO, Enturia, Inc. Global VP, Black & Veatch Various financial management positions, Aventis Pharmaceuticals KPMG	Healthcare manufacturer Engineering Pharmacy Auditing
Brian J. Machtley	Executive Vice President, Head of Research and Portfolio Management	Senior Analyst, Helzberg Angrist Capital, LLC Associate Portfolio Manager, Discovery Group Analyst, Houlihan Lokey Howard & Zukin	Investments Investments Investments
Arshad Azim	Principal, Head of Corporate Strategy and Development	Investment Manager/Consultant, EnnisKnupp & Associates Investment Manager/Consultant, Veritas Equity Management	Investments Investments
John J. Wheeler	Director of Trading	Director/Senior Equity Trader, American Century Investments OTC Market Maker, Robert W. Baird & Company OTC Market Maker, Blunt Ellis & Loewi	Investments Investments Investments
Pamela S. White	Chief Compliance Officer	Senior Finance Manager, Black & Veatch Audit Manager, Schultz & Taylor	Investments Auditing

16

James E. Stowers III	Advisory Board Member	Chairman/Founder, Oxford Creek Capital Manager Chairman of the Board, President/CEO, American Century	Investments Investments
A. Joseph Brandmeyer	Advisory Board Member	Founder/Chairman, Enturia, Inc. President, Marion Laboratories, Inc.	Healthcare manufacturer Healthcare manufacturer
Ryan Sprott	Advisory Board Member	Co-Founder, Great Range Capital Managing Director/ Partner/Investment Committee Member, DLJ Merchant Banking Partners	Investments Investments
*The principal business address for each of the Cognios Capital, LLC representatives is 11250 Tomahawk Creek Parkway, Leawood, Kansas 66211.

EVERGREEN CAPITAL MANAGEMENT, LLC

Name*	Position with Evergreen Capital Management, LLC	Other Business Connections	Type of Business
David M. Hay	Chief Investment Officer and Chief Risk Officer	None	N/A
Tyler B. Hay	Chief Compliance Officer	None	N/A
Olesya Sinitsa, CFA	Director of Research	None	N/A
*The principal business address for each of the Evergreen Capital Management, LLC representatives is 10500 NE 8th, Suite 950, Bellevue, Washington 98004.
17

GAVEKAL CAPITAL LIMITED

Name*	Position with GaveKal Capital Limited	Other Business Connections	Type of Business
Louis-Vincent Gave	Portfolio Manager and Chief Investment Officer	None	N/A
Alfred Ho	Portfolio Manager	None	N/A
Marco Lai	Chief Compliance Officer	None	N/A
*The principal business address for each of the GaveKal Capital Limited representatives is Suite 3101, Central Plaza, 18 Harbour Road, Wanchai, Hong Kong.

MERITAGE CAPITAL, LLC

Name*	Position with Meritage Capital, LLC	Other Business Connections	Type of Business
Joe Wade	Portfolio Manager and Chief Investment Officer	None	N/A
Jason Rottinger	Chief Compliance Officer	Director, Insignia Global Macro Offshore, Ltd.	Investment Management
*The principal business address for each of the Meritage Capital, LLC representatives is 515 Congress Avenue, Suite 2200, Austin, Texas 78701.

SAGE ADVISORY SERVICES, LTD. CO.

Name*	Position with Sage Advisory Services, Ltd. Co.	Other Business Connections	Type of Business
Robert G. Smith	President and Chief Investment Officer	None	N/A
Mark MacQueen	Executive Vice President	None	N/A
Robert C. Peck	Investment Strategy	None	N/A
Thomas H. Urano	Managing Director	None	N/A
Jeffrey S. Timlin	Managing Director	None	N/A
Robert D. Williams	Managing Director	None	N/A
*The principal business address for each of the Sage Advisory Services, Ltd. Co. representatives is 5900 Southwest Parkway, Building 1, Suite 100, Austin, Texas 78735.

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BRINKER CAPITAL, INC.

Name*	Position with Brinker Capital, Inc.	Other Business Connections	Type of Business
Irwin C. Widger	Executive Chairman	Brinker Capital Securities, Inc.	Affiliate Broker Dealer
John E. Coyne	Executive Vice Chairman	Brinker Capital Securities, Inc.	Affiliate Broker Dealer
Noreen D. Beaman	Chief Executive Officer	Brinker Capital Securities, Inc.	Affiliate Broker Dealer
Philip F. Green	Chief Financial Officer	Brinker Capital Securities, Inc.	Affiliate Broker Dealer
Brian M. Ferko	Chief Compliance Officer	Brinker Capital Securities, Inc.	Affiliate Broker Dealer
*The principal business address for each of the Brinker Capital, Inc. representatives is 1055 Westlakes Drive, Suite 250, Berwyn, Pennsylvania, 19312.

RIVERSIDE ADVISORS, LLC

Name*	Position with Riverside Advisors, LLC	Other Business Connections	Type of Business
S. Taylor Glover	Principal	President and Chief Executive Officer of Turner Enterprises, Inc.	Private Company
		Manager of Glover & Co., LLC.	Private Investment Firm
		Member of Riverside Capital Holdings, LLC	Private Investment Firm
Kyle A. Tomlin	Principal, Portfolio Manager	Manager of Riverside Capital Holdings, LLC	Private Investment Firm
		Manager of Lone Peak Capital Group, LLC	Private Investment Firm

19

Brian G. Simmons	Principal, Chief Operating Officer, Chief Compliance Officer	Manager of Riverside Capital Holdings, LLC	Private Investment Firm
		Manager of Lone Peak Capital Group, LLC	Private Investment Firm
Ana Kolar	Principal, Portfolio Manager	Member of Riverside Capital Holdings, LLC	Private Investment Firm
		Manager of Lone Peak Capital Group, LLC	Private Investment Firm
*The principal business address for each of the Riverside Advisors, LLC representatives is 79 West Paces Ferry Road, Suite 200A, Atlanta, Georgia, 30305.

CUPPS CAPITAL MANAGEMENT, LLC

Name*	Position with Cupps Capital Management, LLC	Other Business Connections	Type of Business
Andrew S. Cupps	Managing Member	Trustee, Ten Talents Foundation	Private Foundation
Laura A. Flentye	Chief Compliance Officer	None	N/A
*The principal business address for each of the Cupps Capital Management, LLC representatives is 300 North LaSalle Boulevard, Suite 5425, Chicago, Illinois, 60654.
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NEW SHERIDAN ADVISORS, LLC

Name*	Position with New Sheridan Advisors, LLC	Other Business Connections	Type of Business
Russell E. Hoss	Managing Partner	None	N/A
Richard W. Hoss	Managing Partner	None	N/A
Neil Dorrel	Managing Director	None	N/A
Candace C. Hamilton	Chief Compliance Officer	Chief Compliance Officer, Euro Pacific Capital, Inc.	Broker Dealer
*The principal business address for each of the New Sheridan Advisors, LLC representatives is 18201 Von Karman Avenue, Suite 480, Irvine, California, 92612.

VALSPRESSO INVESTMENT MANAGEMENT, LLC

Name*	Position with Valspresso Investment Management, LLC	Other Business Connections	Type of Business
Reginald Nosegbe	Chief Investment Officer and Chief Compliance Officer	President, Valspresso, Inc. President, GRC Assurance, LLC	Investment risk management software Internal controls/risk management Consulting
*The principal business address for each of the Valspresso Investment Management, LLC representatives is 11921 Freedom Drive, Suite 550, Reston, VA 20190.
21

DDJ CAPITAL MANAGEMENT, LLC

Name*	Position with DDJ Capital Management, LLC	Other Business Connections	Type of Business
David J. Breazzano	President and Chief Investment Officer	None (other than private, passive investments or interests in certain business ventures; no material amount of professional time is devoted to these activities)	N/A
The David J. Breazzano 2011 Delaware Dynasty Trust	N/A – trust established by Mr. Breazzano for estate planning purposes only. Passive equity holder in DDJ only.	None	N/A
Anthony M. Ranaldi	Executive Vice President, Portfolio Manager	None	N/A
John F. O’Connor	Senior Vice President, Head of Business Development and Client Service	None	N/A
John J. Russell	Chief Financial Officer	None	N/A
Joshua L. McCarthy	General Counsel and Chief Compliance Officer	None	N/A
Joseph W. Lind	Portfolio Manager	None	N/A
*The principal business address for each of the DDJ Capital Management, LLC representatives is 130 Turner Street, Building 3, Suite 600, Waltham, Massachusetts 02543.

CLARKSTON CAPITAL PARTNERS, LLC

Name *	Position with Clarkston Capital Partners, LLC	Other Business Connections	Type of Business
Jeffrey A. Hakala	Chief Investment Officer	Director, Wright & Filippis	Healthcare Services
Gerald W. Hakala	Director of Research	None	NA
Jeremy J. Modell	Managing Director	None	N/A
Gianino F. Salvatore	Chief Compliance Officer	Founder/Director, Waterford Bank, N.A.	Banking

22

Jeffrey D. Bergeron	Member	Partner (retired), Ernst & Young, LLP	Professional Services
Irving M. Rollingher	Member	Employee (retired), HonorHealth	Healthcare Services
* The principal business address for each of the Clarkston Capital Partners, LLC representatives is 91 West Long Lake Road, Bloomfield Hills, Michigan  48304.

Item 32.	Principal Underwriter.

(a)
ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: 1290 Funds, 13D Activist Fund, Arbitrage Funds, AQR Funds, Babson Capital Funds Trust, BBH Trust, BLDRS Index Funds Trust, Broadview Funds Trust, Brown Management Funds, Caldwell & Orkin Funds, Inc., Centaur Mutual Funds Trust, Century Capital Management Trust, Columbia ETF Trust, Cortina Funds, Inc., CRM Mutual Fund Trust, CSOP ETF Trust, Cullen Funds,  DBX ETF TRUST, Centre Funds, ETFS Trust, EGA Emerging Global Shares Trust, EGA Frontier Diversified Core Fund, Elkhorn ETF Trust, Financial Investors Trust, Firsthand Funds, Goldman Sachs ETF Trust, Griffin Institutional Access Real Estate Fund, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, Index Funds, IndexIQ Active ETF Trust, Index IQ ETF Trust, James Advantage Funds, Lattice Strategies Trust, Laudus Trust, Laudus Institutional Trust, Litman Gregory Funds Trust, Longleaf Partners Funds Trust, Mairs & Power Funds Trust, Oak Associates Funds, Pax World Series Trust I, Pax World Funds Trust III, PowerShares QQQ 100 Trust Series 1, Principal Exchange-Traded Funds, Reality Shares ETF Trust, Resource Credit Income Fund, Resource Real Estate Diversified Income Fund, RiverNorth Funds, Russell Exchange Traded Funds Trust, SCS Hedged Opportunities Master Fund, SCS Hedged Opportunities Fund, SCS Hedged Opportunities (TE) Fund, Smead Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Total Return US Treasury Fund, Transparent Value Trust, USCF ETF Trust, Wakefield Alternative Series Trust, Wasatch Funds, WesMark Funds, Westcore Trust, Whitebox Mutual Funds, Williams Capital Liquid Assets Fund, and Wilmington Funds.

(b)	To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc. are as follows:

Name*	Position with Underwriter	Positions with Fund
Edmund J. Burke	Director	None
Jeremy O. May	President, Director	President, Trustee and Chairman
Thomas A. Carter	Executive Vice President, Director	None
Bradley J. Swenson	Senior Vice President, Operating Officer	None

23

Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Aisha J. Hunt	Senior Vice President, General Counsel and Assistant Secretary	None
Eric T. Parsons	Vice President, Controller and Assistant Treasurer	None
Randall D. Young**	Secretary	None
Gregg Wm. Givens**	Vice President, Treasurer and Assistant Secretary	None
Douglas W. Fleming**	Assistant Treasurer	None
Steven Price	Vice President, Chief Compliance Officer	None
Liza Orr	Vice President, Senior Counsel	None
Jed Stahl	Vice President, Senior Counsel	None
Taylor Ames	Vice President, PowerShares	None
Troy A. Duran	Senior Vice President, Chief Financial Officer	None
James Stegall	Vice President	None
Gary Ross	Senior Vice President	None
Kevin Ireland	Senior Vice President	None
Mark Kiniry	Senior Vice President	None
Tison Cory	Vice President, Intermediary Operations	None
Hilary Quinn	Vice President	None
Jennifer Craig	Assistant Vice President	None
* Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.
** The principal business address for Messrs. Young, Givens, Fleming and Dixon is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

(c)	Not applicable.

24

Item 33.	Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at the following offices:

Name	Address	City, State, Zip
ALPS Distributors, Inc.	1290 Broadway Suite 1100	Denver, CO 80203
ALPS Fund Services, Inc.	1290 Broadway Suite 1100	Denver, CO 80203
Cognios Capital, LLC	11250 Tomahawk Creek Parkway	Leawood, KS 66211
Evergreen Capital Management, LLC	10500 NE 8th, Suite 950	Bellevue, WA 98004
GaveKal Capital Limited	Suite 3101, Central Plaza, 18 Harbour Road	Wanchai, Hong Kong
Meritage Capital, LLC	515 Congress Avenue Suite 2200	Austin, TX 78701
Sage Advisory Services, Ltd. Co.	5900 Southwest Pkwy. Building 1, Suite 100	Austin, TX 78735
Brinker Capital, Inc.	1055 Westlakes Drive Suite 250	Berwyn, PA 19312
Riverside Advisors, LLC	79 West Paces Ferry Rd. Suite 200A	Atlanta, GA 30305
Cupps Capital Management, LLC	300 North LaSalle Blvd. Suite 5425	Chicago, IL 60654
New Sheridan Advisors, LLC	18201 Von Karman Ave., Suite 480	Irvine, CA 92612
Valspresso Investment Management, LLC	1600 Tysons Boulevard Suite 800	McLean, VA 22102
DDJ Capital Management, LLC	130 Turner Street Building 3, Suite 600	Waltham, MA 02543
Clarkston Capital Partners, LLC	91 West Long Lake Road	Bloomfield Hills, MI 48304.

Item 34.	Management Services.

Not applicable.

Item 35.	Undertakings.

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 49 of its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on September 8, 2015.

ALPS SERIES TRUST
(Registrant)

By:	/s/ Jeremy O. May
President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Jeremy O. May	President, Trustee and Chairman	September 8, 2015
Jeremy O. May

/s/ Cheryl Burgermeister	Trustee	September 8, 2015
Cheryl Burgermeister*

/s/ J. Wayne Hutchens	Trustee	September 8, 2015
J. Wayne Hutchens*

/s/ Patrick Seese	Trustee	September 8, 2015
Patrick Seese*

/s/ Kimberly R. Storms	Treasurer	September 8, 2015
Kimberly R. Storms

* Signature affixed by JoEllen L. Legg pursuant to a Power of Attorney dated October 30, 2012.

26

Exhibit List

Exhibit No.

(d)	(12)	Investment Advisory Agreement dated September 8, 2015 between Registrant and Clarkston Capital Partners, LLC with respect to the Clarkston Partners Fund and the Clarkston Fund.
(e)	(8)	Distribution Agreement dated September 8, 2015 between Registrant and ALPS Distributors, Inc. with respect to the Clarkston Partners Fund and the Clarkston Fund.
(g)	(9)
Amendment dated September 8, 2015 to Global Custody Agreement For Foreign and Domestic Securities dated November 29, 2012, as amended, between Registrant and MUFG Union Bank, National Association with respect to the Clarkston Partners Fund and the Clarkston Fund.

(h)	(9)	Transfer Agency and Service Agreement dated September 8, 2015 between Registrant and ALPS Fund Services, Inc. with respect to the Clarkston Partners Fund and the Clarkston Fund.
(h)	(22)	Administration, Bookkeeping and Pricing Services Agreement dated September 8, 2015 between Registrant and ALPS Fund Services, Inc. with respect the Clarkston Partners Fund and the Clarkston Fund.
(h)	(34)	Chief Compliance Officer Services Agreement dated September 8, 2015 between Registrant and ALPS Fund Services, Inc. with respect the Clarkston Partners Fund and the Clarkston Fund.
(h)	(44)	Fee Waiver Letter Agreement dated August 14, 2015 between Registrant and Clarkston Capital Partners, LLC with respect to the Clarkston Partners Fund and the Clarkston Fund.
(i)	(4)	Opinion of Davis Graham and Stubbs LLP, counsel to Registrant, with respect to the Clarkston Partners Fund and the Clarkston Fund.
(l)	(10)	Share Purchase Agreement dated September 8, 2015 between Registrant and ALPS Fund Services, Inc. with respect to the Clarkston Partners Fund and the Clarkston Fund.
(m)	(11)	Shareholder Services Plan (Institutional Class) – Clarkston Partners Fund.
(m)	(12)	Shareholder Services Plan (Institutional Class) – Clarkston Fund.
(n)	(9)	Rule 18f-3 Plan – Clarkston Partners Fund.
(p)	(14)	Code of Ethics for Clarkston Capital Partners, LLC, effective April 29, 2013.

27